NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series II (AVBV2)
1,085,878 shares (cost $9,642,026)	$4,419,523
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
78,561 shares (cost $1,813,744)	1,304,906
AIM VIF - Capital Development Fund - Series I (AVCDI)
12,444 shares (cost $174,967)	98,681
AIM VIF - Capital Development Fund - Series II (AVCD2)
28,120 shares (cost $493,116)	217,646
AIM VIF - Core Equity Fund - Series I (AVGI)
20,416 shares (cost $516,431)	403,214
AIM VIF - Core Equity Fund - Series II (AVCE2)
55,483 shares (cost $1,398,751)	1,088,580
AIM VIF - International Growth Fund - Series II (AVIE2)
32,063 shares (cost $513,586)	616,564
AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)
61,685 shares (cost $754,133)	529,870
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
287,306 shares (cost $6,464,622)	3,726,362
AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)
168,339 shares (cost $2,649,644)	1,839,948
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
76,837 shares (cost $1,858,719)	1,385,373
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
532,324 shares (cost $8,589,469)	5,254,039
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
61,532 shares (cost $914,644)	637,472
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
60,900 shares (cost $1,982,112)	1,399,475
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
97,398 shares (cost $3,174,456)	2,240,164
Federated IS - American Leaders Fund II - Service Class (FALFS)
135,542 shares (cost $2,200,477)	1,096,538
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
244,229 shares (cost $1,421,863)	1,240,682
Federated IS - High Income Bond II - Service Class (FHIBS)
1,158,364 shares (cost $8,363,331)	5,803,403
Federated IS - International Equity Fund II Class (FVIE2)
8,774 shares (cost $102,597)	88,618
Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)
35,199 shares (cost $762,184)	448,437
Federated IS - Quality Bond Fund II - Primary Class (FQB)
267,550 shares (cost $2,983,282)	2,675,499
Federated IS - Quality Bond Fund II - Service Class (FQBS)
855,972 shares (cost $9,472,725)	8,516,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
862,358 shares (cost $20,103,796)	$11,365,875
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
731,451 shares (cost $17,090,234)	9,611,266
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
1,360,375 shares (cost $32,168,608)	17,684,878
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
422,883 shares (cost $13,977,189)	9,950,429
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
431,434 shares (cost $14,447,919)	10,125,763
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
395,157 shares (cost $13,215,741)	9,211,118
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2,325,574 shares (cost $14,047,780)	9,209,274
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
266,099 shares (cost $1,425,520)	1,051,092
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
1,142,755 shares (cost $6,888,536)	4,502,453
Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FHI2)
1,388,616 shares (cost $8,215,311)	5,401,716
Fidelity(R) VIP - High Income Portfolio - Service Class 2R (FHI2R)
382,635 shares (cost $2,188,123)	1,484,622
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
96,227 shares (cost $552,336)	378,170
Fidelity(R) VIP - Money Market Portfolio - Initial Class (FMMP)
23,552,041 shares (cost $23,552,041)	23,552,041
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
939,810 shares (cost $16,697,402)	11,437,485
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
278,775 shares (cost $4,365,308)	3,378,759
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
226,427 shares (cost $3,923,530)	2,732,976
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
314,464 shares (cost $6,927,049)	3,767,281
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
53,567 shares (cost $1,140,690)	648,164
Fidelity(R) VIP - Value Portfolio - Service Class (FVS)
32,215 shares (cost $399,449)	215,517
Fidelity(R) VIP - Value Portfolio - Service Class 2 (FV2)
59,314 shares (cost $758,010)	393,842
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Initial Class (FAMGP)
156,566 shares (cost $1,946,978)	1,515,564
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)
142,967 shares (cost $1,735,667)	1,375,347
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
63,547 shares (cost $780,198)	608,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
244,328 shares (cost $3,514,924)	$2,519,017
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)
182,668 shares (cost $2,548,522)	1,872,344
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FAM2)
124,255 shares (cost $1,703,801)	1,261,187
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
1,393,388 shares (cost $35,361,555)	21,444,247
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
993,239 shares (cost $25,449,168)	15,226,356
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
1,561,213 shares (cost $42,891,424)	23,636,766
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
232,624 shares (cost $30,734,011)	23,073,969
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,925,951 shares (cost $23,934,554)	22,803,258
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)
8,008 shares (cost $81,029)	41,323
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FAGR2)
251,655 shares (cost $2,318,425)	1,273,374
Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FBP)
1,521,277 shares (cost $20,803,892)	15,015,003
Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)
412,469 shares (cost $5,586,963)	4,058,691
Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FB2)
225,953 shares (cost $3,110,650)	2,203,046
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
37,384 shares (cost $357,310)	196,642
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
272,417 shares (cost $2,434,816)	1,416,568
Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FGIP)
658,381 shares (cost $8,464,601)	5,787,167
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)
802,501 shares (cost $10,759,680)	7,005,834
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FGI2)
528,100 shares (cost $7,175,733)	4,568,067
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2,600,309 shares (cost $50,200,364)	25,977,084
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
639,839 shares (cost $11,890,570)	6,379,197
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FGO2)
118,066 shares (cost $1,715,668)	1,171,217
Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FMCP)
121,803 shares (cost $3,723,471)	2,244,826
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
365,256 shares (cost $11,312,132)	6,695,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
1,250,232 shares (cost $36,811,981)	$22,654,210
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
37,985 shares (cost $444,358)	186,886
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
438,104 shares (cost $5,132,762)	2,172,995
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
29,123 shares (cost $401,460)	318,902
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
11,291 shares (cost $81,420)	63,342
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
108,918 shares (cost $1,921,266)	1,520,500
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
24,835 shares (cost $313,223)	196,690
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
308,222 shares (cost $2,747,607)	2,142,141
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
690,572 shares (cost $4,452,839)	2,209,830
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
179,479 shares (cost $2,715,151)	1,437,629
MFS(R) VIT - Value Series - Service Class (MVFSC)
489,909 shares (cost $6,766,513)	4,737,417
MTB Large Cap Growth Fund II (VFLG2)
210,246 shares (cost $2,103,854)	1,410,752
MTB Large Cap Value Fund II (VFLV2)
197,682 shares (cost $2,035,689)	1,367,961
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2,464,618 shares (cost $25,026,294)	17,104,451
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
332,248 shares (cost $6,238,844)	4,322,551
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
226,174 shares (cost $2,494,657)	2,155,441
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
139,858 shares (cost $3,422,631)	2,089,473
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
46,891 shares (cost $2,998,241)	1,732,639
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
19,845 shares (cost $739,428)	520,938
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
1,221 shares (cost $7,707)	8,023
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
37,833 shares (cost $308,620)	306,823
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
20,454 shares (cost $203,273)	151,975
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
41,836 shares (cost $380,671)	381,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
43,787 shares (cost $389,252)	$340,227
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
6,000 shares (cost $39,775)	42,477
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
20,953 shares (cost $167,420)	177,474
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
3,720 shares (cost $35,556)	35,977
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
25,668 shares (cost $194,320)	127,827
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
94,624 shares (cost $1,196,514)	660,473
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
592,550 shares (cost $9,886,289)	4,165,625
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
16,430 shares (cost $167,422)	102,685
Nationwide VIT - Government Bond Fund - Class I (GBF)
1,815,722 shares (cost $21,039,388)	21,806,826
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
1,440,291 shares (cost $16,180,196)	9,923,602
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2,031,963 shares (cost $20,712,948)	18,836,300
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
9,554,959 shares (cost $104,418,087)	80,834,950
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,426,573 shares (cost $49,814,367)	35,235,518
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
3,004,081 shares (cost $32,656,132)	26,586,116
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
328 shares (cost $3,046)	3,201
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
6,392 shares (cost $196,138)	110,772
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
64,708 shares (cost $1,077,475)	727,968
Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)
329,075 shares (cost $5,962,307)	3,685,639
Nationwide VIT - Money Market Fund - Class I (SAM)
56,291,769 shares (cost $56,291,769)	56,291,769
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2,096 shares (cost $19,908)	13,412
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
19,984 shares (cost $324,950)	153,874
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
255,879 shares (cost $4,251,117)	1,962,593
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2,246 shares (cost $23,288)	15,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,431 shares (cost $10,583)	$9,456
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
972 shares (cost $10,504)	6,403
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,337 shares (cost $10,048)	9,454
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
124,705 shares (cost $1,998,204)	1,183,446
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
24,053 shares (cost $211,622)	159,231
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
429,127 shares (cost $4,966,091)	2,806,489
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
41,652 shares (cost $890,740)	448,175
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
269,486 shares (cost $5,543,422)	2,837,689
Nationwide VIT - Nationwide Fund - Class II (TRF2)
6,003 shares (cost $62,285)	39,019
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
3,015 shares (cost $27,434)	16,611
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
40,602 shares (cost $403,325)	396,685
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2,982 shares (cost $26,745)	16,997
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
19,701 shares (cost $293,522)	181,645
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
25,530 shares (cost $406,024)	239,725
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
258,573 shares (cost $9,225,760)	6,572,923
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
24,548 shares (cost $792,928)	499,301
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
244,777 shares (cost $8,162,713)	4,902,878
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
18,248 shares (cost $508,187)	368,791
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
187,481 shares (cost $5,000,186)	3,753,374
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
62,451 shares (cost $337,336)	98,047
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
153,024 shares (cost $1,234,651)	241,778
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
49,991 shares (cost $758,141)	532,403
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
26,942 shares (cost $478,291)	283,970

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
510,605 shares (cost $9,996,976)	$7,362,930
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
3,361,771 shares (cost $17,915,865)	15,329,675
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
34,917 shares (cost $638,231)	400,497
Putnam VT - International Equity Fund - Class IB (PVTIGB)
26,845 shares (cost $469,705)	238,652
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
27,355 shares (cost $521,135)	233,340
Putnam VT - Voyager Fund - Class IB (PVTVB)
20,747 shares (cost $564,791)	414,530
RidgeWorth VT - Large Cap Core Equity Fund (STVGI)
4,369 shares (cost $48,711)	29,404
RidgeWorth VT - Large Cap Growth Stock Fund (STVCA)
2,543 shares (cost $39,475)	23,036
RidgeWorth VT - Large Cap Value Equity Fund (STVVIS)
6,012 shares (cost $93,608)	64,323
RidgeWorth VT - Mid Cap Core Equity Fund (STVMCE)
3,977 shares (cost $46,158)	25,133
RidgeWorth VT - Small Cap Value Equity Fund (STVSCV)
12,715 shares (cost $169,533)	70,694
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
10,991 shares (cost $271,306)	218,289
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
111,355 shares (cost $2,970,348)	1,883,018
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
981,184 shares (cost $13,019,923)	8,065,336
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
140,543 shares (cost $1,583,886)	1,378,727
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
218,959 shares (cost $4,072,807)	1,782,323

Total Investments	774,663,018

Accounts Receivable	151,962

Total Assets	$774,814,980

Contract Owners’ Equity:
Accumulation units	774,370,182
Contracts in payout (annuitization) period	444,798

Total Contract Owners’ Equity (note 5)	$774,814,980

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVBV2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2	AVIE2

Reinvested dividends	$23,768,878	37,208	-	-	-	11,472	27,692	4,023
Mortality and expense risk charges (note 2)	(14,630,507)	(112,188)	(28,686)	(1,765)	(5,423)	(5,902)	(20,805)	(12,144)

Net investment income (loss)	9,138,371	(74,980)	(28,686)	(1,765)	(5,423)	5,570	6,887	(8,121)

Proceeds from mutual fund shares sold	421,661,614	2,651,634	663,772	43,362	286,000	63,050	539,696	335,529
Cost of mutual fund shares sold	(421,600,225)	(2,542,914)	(596,667)	(32,096)	(349,567)	(69,038)	(544,549)	(178,674)

Realized gain (loss) on investments	61,389	108,720	67,105	11,266	(63,567)	(5,988)	(4,853)	156,855
Change in unrealized gain (loss) on investments	(517,576,150)	(6,968,954)	(1,186,122)	(122,643)	(226,330)	(192,571)	(539,916)	(656,021)

Net gain (loss) on investments	(517,514,761)	(6,860,234)	(1,119,017)	(111,377)	(289,897)	(198,559)	(544,769)	(499,166)

Reinvested capital gains	62,229,595	1,447,219	-	19,832	44,249	-	-	11,696

Net increase (decrease) in contract owners’ equity resulting from operations	$(446,146,795)	(5,487,995)	(1,147,703)	(93,310)	(251,071)	(192,989)	(537,882)	(495,591)

Investment Activity:	AVMCCI	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS

Reinvested dividends	$11,234	106,599	35,395	-	38,321	7,509	41,805	60,634
Mortality and expense risk charges (note 2)	(7,844)	(81,221)	(49,060)	(28,279)	(108,537)	(9,943)	(23,748)	(47,068)

Net investment income (loss)	3,390	25,378	(13,665)	(28,279)	(70,216)	(2,434)	18,057	13,566

Proceeds from mutual fund shares sold	134,410	1,981,073	1,102,731	532,041	2,517,129	117,589	547,644	1,302,534
Cost of mutual fund shares sold	(116,554)	(2,090,010)	(793,307)	(426,126)	(2,333,193)	(113,587)	(535,704)	(1,252,284)

Realized gain (loss) on investments	17,856	(108,937)	309,424	105,915	183,936	4,002	11,940	50,250
Change in unrealized gain (loss) on investments	(335,441)	(4,096,311)	(3,113,402)	(1,116,634)	(4,437,242)	(443,373)	(935,472)	(1,644,499)

Net gain (loss) on investments	(317,585)	(4,205,248)	(2,803,978)	(1,010,719)	(4,253,306)	(439,371)	(923,532)	(1,594,249)

Reinvested capital gains	81,700	1,099,882	253,224	-	902,550	129,958	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(232,495)	(3,079,988)	(2,564,419)	(1,038,998)	(3,420,972)	(311,847)	(905,475)	(1,580,683)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FALFS	FCA2S	FHIBS	FVIE2	FVGS2	FQB	FQBS	FEIP

Reinvested dividends	$24,329	374	848,641	1,146	-	164,952	550,171	422,770
Mortality and expense risk charges (note 2)	(19,817)	(24,775)	(115,512)	(1,965)	(8,455)	(36,016)	(140,541)	(264,189)

Net investment income (loss)	4,512	(24,401)	733,129	(819)	(8,455)	128,936	409,630	158,581

Proceeds from mutual fund shares sold	382,827	847,793	3,313,307	35,658	142,255	820,740	3,950,268	5,730,354
Cost of mutual fund shares sold	(627,811)	(659,561)	(3,898,764)	(41,228)	(163,868)	(910,538)	(4,380,404)	(6,050,721)

Realized gain (loss) on investments	(244,984)	188,232	(585,457)	(5,570)	(21,613)	(89,798)	(430,136)	(320,367)
Change in unrealized gain (loss) on investments	(880,797)	(859,925)	(2,596,193)	(105,573)	(570,383)	(301,791)	(936,009)	(9,835,088)

Net gain (loss) on investments	(1,125,781)	(671,693)	(3,181,650)	(111,143)	(591,996)	(391,589)	(1,366,145)	(10,155,455)

Reinvested capital gains	473,045	43,002	-	-	209,426	-	-	21,354

Net increase (decrease) in contract owners’ equity resulting from operations	$(648,224)	(653,092)	(2,448,521)	(111,962)	(391,025)	(262,653)	(956,515)	(9,975,520)

Investment Activity:	FEIS	FEI2	FGP	FGS	FG2	FHIP	FHIPR	FHIS

Reinvested dividends	$340,979	600,615	127,640	114,673	84,523	1,050,589	119,244	505,947
Mortality and expense risk charges (note 2)	(159,714)	(400,161)	(240,434)	(172,002)	(215,223)	(191,033)	(15,654)	(66,058)

Net investment income (loss)	181,265	200,454	(112,794)	(57,329)	(130,700)	859,556	103,590	439,889

Proceeds from mutual fund shares sold	4,356,765	11,567,425	4,134,117	4,049,039	8,989,483	3,995,822	1,633,125	2,121,215
Cost of mutual fund shares sold	(4,411,652)	(11,830,851)	(4,804,722)	(4,556,180)	(6,387,340)	(4,675,400)	(1,809,977)	(2,488,913)

Realized gain (loss) on investments	(54,887)	(263,426)	(670,605)	(507,141)	2,602,143	(679,578)	(176,852)	(367,698)
Change in unrealized gain (loss) on investments	(8,290,638)	(16,211,199)	(9,427,095)	(9,611,582)	(12,717,830)	(3,764,371)	(231,627)	(1,783,605)

Net gain (loss) on investments	(8,345,525)	(16,474,625)	(10,097,700)	(10,118,723)	(10,115,687)	(4,443,949)	(408,479)	(2,151,303)

Reinvested capital gains	17,416	36,249	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,146,844)	(16,237,922)	(10,210,494)	(10,176,052)	(10,246,387)	(3,584,393)	(304,889)	(1,711,414)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FHI2	FHI2R	FHISR	FMMP	FOP	FOS	FO2	FO2R

Reinvested dividends	$615,286	164,231	46,199	712,599	446,565	127,851	98,631	135,528
Mortality and expense risk charges (note 2)	(117,550)	(24,284)	(4,819)	(302,744)	(261,962)	(58,200)	(59,007)	(88,276)

Net investment income (loss)	497,736	139,947	41,380	409,855	184,603	69,651	39,624	47,252

Proceeds from mutual fund shares sold	5,641,861	899,072	251,517	16,195,948	5,126,357	1,901,355	2,378,977	3,568,433
Cost of mutual fund shares sold	(6,581,601)	(1,048,508)	(298,272)	(16,195,948)	(4,604,117)	(1,352,962)	(1,844,508)	(4,032,016)

Realized gain (loss) on investments	(939,740)	(149,436)	(46,755)	-	522,240	548,393	534,469	(463,583)
Change in unrealized gain (loss) on investments	(1,850,739)	(516,703)	(130,803)	-	(13,623,480)	(4,522,332)	(4,137,726)	(4,198,578)

Net gain (loss) on investments	(2,790,479)	(666,139)	(177,558)	-	(13,101,240)	(3,973,939)	(3,603,257)	(4,662,161)

Reinvested capital gains	-	-	-	-	2,451,531	777,685	712,942	905,062

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,292,743)	(526,192)	(136,178)	409,855	(10,465,106)	(3,126,603)	(2,850,691)	(3,709,847)

Investment Activity:	FOSR	FVS	FV2	FAMGP	FAMGS	FAMG2	FAMP	FAMS

Reinvested dividends	$24,589	2,790	4,111	40,379	34,845	14,229	87,357	62,248
Mortality and expense risk charges (note 2)	(10,905)	(3,851)	(10,410)	(33,137)	(20,392)	(12,719)	(51,931)	(27,390)

Net investment income (loss)	13,684	(1,061)	(6,299)	7,242	14,453	1,510	35,426	34,858

Proceeds from mutual fund shares sold	339,108	78,172	357,048	661,874	419,102	820,421	1,078,364	691,250
Cost of mutual fund shares sold	(307,216)	(95,140)	(285,773)	(540,591)	(413,063)	(682,896)	(1,006,934)	(740,081)

Realized gain (loss) on investments	31,892	(16,968)	71,275	121,283	6,039	137,525	71,430	(48,831)
Change in unrealized gain (loss) on investments	(750,652)	(218,683)	(538,877)	(1,104,795)	(857,475)	(577,679)	(1,694,144)	(1,186,816)

Net gain (loss) on investments	(718,760)	(235,651)	(467,602)	(983,512)	(851,436)	(440,154)	(1,622,714)	(1,235,647)

Reinvested capital gains	134,186	14,321	32,936	1,815	1,624	1,075	398,257	305,748

Net increase (decrease) in contract owners’ equity resulting from operations	$(570,890)	(222,391)	(440,965)	(974,455)	(835,359)	(437,569)	(1,189,031)	(895,041)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FAM2	FCP	FCS	FC2	FIP	FIGBP	FAGRS	FAGR2

Reinvested dividends	$39,952	312,789	200,278	276,603	698,026	1,257,589	-	-
Mortality and expense risk charges (note 2)	(23,776)	(479,743)	(247,662)	(544,659)	(425,813)	(336,309)	(621)	(30,369)

Net investment income (loss)	16,176	(166,954)	(47,384)	(268,056)	272,213	921,280	(621)	(30,369)

Proceeds from mutual fund shares sold	1,159,805	9,312,148	6,601,551	16,197,597	13,512,575	13,765,651	27,636	1,057,287
Cost of mutual fund shares sold	(1,160,913)	(10,275,515)	(6,725,542)	(15,109,904)	(11,165,020)	(14,593,789)	(31,724)	(1,126,912)

Realized gain (loss) on investments	(1,108)	(963,367)	(123,991)	1,087,693	2,347,555	(828,138)	(4,088)	(69,625)
Change in unrealized gain (loss) on investments	(902,995)	(18,361,449)	(13,592,214)	(24,137,693)	(19,040,218)	(1,312,197)	(37,096)	(1,353,792)

Net gain (loss) on investments	(904,103)	(19,324,816)	(13,716,205)	(23,050,000)	(16,692,663)	(2,140,335)	(41,184)	(1,423,417)

Reinvested capital gains	258,131	1,076,104	763,459	1,367,891	431,849	24,419	134	4,906

Net increase (decrease) in contract owners’ equity resulting from operations	$(629,796)	(18,415,666)	(13,000,130)	(21,950,165)	(15,988,601)	(1,194,636)	(41,671)	(1,448,880)

Investment Activity:	FBP	FBS	FB2	FDCAS	FDCA2	FGIP	FGIS	FGI2

Reinvested dividends	$361,627	90,706	49,996	1,591	9,586	105,668	116,022	65,240
Mortality and expense risk charges (note 2)	(321,499)	(62,634)	(53,712)	(2,915)	(31,050)	(132,834)	(112,696)	(107,825)

Net investment income (loss)	40,128	28,072	(3,716)	(1,324)	(21,464)	(27,166)	3,326	(42,585)

Proceeds from mutual fund shares sold	5,712,370	2,211,727	3,103,736	76,516	1,338,573	2,438,165	3,020,636	5,980,395
Cost of mutual fund shares sold	(6,610,587)	(2,183,146)	(3,120,975)	(94,407)	(1,165,790)	(2,761,305)	(3,609,494)	(5,071,370)

Realized gain (loss) on investments	(898,217)	28,581	(17,239)	(17,891)	172,783	(323,140)	(588,858)	909,025
Change in unrealized gain (loss) on investments	(9,224,067)	(2,767,403)	(1,904,603)	(138,890)	(1,401,020)	(5,618,906)	(6,486,917)	(6,405,271)

Net gain (loss) on investments	(10,122,284)	(2,738,822)	(1,921,842)	(156,781)	(1,228,237)	(5,942,046)	(7,075,775)	(5,496,246)

Reinvested capital gains	885,560	256,962	202,416	2,169	20,243	1,082,477	1,319,534	1,150,829

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,196,596)	(2,453,788)	(1,723,142)	(155,936)	(1,229,458)	(4,886,735)	(5,752,915)	(4,388,002)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FGOP	FGOS	FGO2	FMCP	FMCS	FMC2	FVSS	FVSS2

Reinvested dividends	$189,673	38,909	2,594	15,516	37,444	97,047	2,144	20,071
Mortality and expense risk charges (note 2)	(686,108)	(121,289)	(27,464)	(46,228)	(109,986)	(509,813)	(3,935)	(58,312)

Net investment income (loss)	(496,435)	(82,380)	(24,870)	(30,712)	(72,542)	(412,766)	(1,791)	(38,241)

Proceeds from mutual fund shares sold	10,396,218	3,061,197	1,429,375	800,829	4,023,104	17,624,542	58,650	1,714,767
Cost of mutual fund shares sold	(13,477,769)	(3,736,336)	(1,252,042)	(763,345)	(3,396,151)	(13,168,286)	(97,447)	(2,589,311)

Realized gain (loss) on investments	(3,081,551)	(675,139)	177,333	37,484	626,953	4,456,256	(38,797)	(874,544)
Change in unrealized gain (loss) on investments	(32,494,433)	(8,135,016)	(1,994,733)	(2,345,018)	(7,626,296)	(30,282,051)	(254,508)	(2,855,743)

Net gain (loss) on investments	(35,575,984)	(8,810,155)	(1,817,400)	(2,307,534)	(6,999,343)	(25,825,795)	(293,305)	(3,730,287)

Reinvested capital gains	-	-	-	617,072	1,987,545	7,725,509	77,201	983,853

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,072,419)	(8,892,535)	(1,842,270)	(1,721,174)	(5,084,340)	(18,513,052)	(217,895)	(2,784,675)

Investment Activity:	TIF	FTVFA2	FTVRDI	JARLCS	MIGSC	MMCGSC	MNDSC	MVFSC

Reinvested dividends	$11,888	1,281	46,764	2,070	10,085	-	-	84,176
Mortality and expense risk charges (note 2)	(5,108)	(377)	(25,681)	(4,431)	(47,271)	(58,797)	(28,954)	(99,221)

Net investment income (loss)	6,780	904	21,083	(2,361)	(37,186)	(58,797)	(28,954)	(15,045)

Proceeds from mutual fund shares sold	59,548	6,713	743,838	208,625	1,102,639	1,123,054	917,117	3,268,778
Cost of mutual fund shares sold	(40,147)	(9,707)	(735,889)	(245,990)	(977,723)	(1,206,910)	(1,073,329)	(3,060,828)

Realized gain (loss) on investments	19,401	(2,994)	7,949	(37,365)	124,916	(83,856)	(156,212)	207,950
Change in unrealized gain (loss) on investments	(297,335)	(18,077)	(749,679)	(125,154)	(1,708,166)	(3,110,596)	(1,405,831)	(3,456,966)

Net gain (loss) on investments	(277,934)	(21,071)	(741,730)	(162,519)	(1,583,250)	(3,194,452)	(1,562,043)	(3,249,016)

Reinvested capital gains	43,014	1,271	17,306	20,634	168,312	616,010	488,264	344,217

Net increase (decrease) in contract owners’ equity resulting from operations	$(228,140)	(18,896)	(703,341)	(144,246)	(1,452,124)	(2,637,239)	(1,102,733)	(2,919,844)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	VFLG2	VFLV2	VFMG2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

Reinvested dividends	$8,641	33,178	304,138	134,478	122,534	80,444	50,090	14,219
Mortality and expense risk charges (note 2)	(24,082)	(31,246)	(276,801)	(75,645)	(31,297)	(39,003)	(30,882)	(6,232)

Net investment income (loss)	(15,441)	1,932	27,337	58,833	91,237	41,441	19,208	7,987

Proceeds from mutual fund shares sold	314,662	1,020,426	5,633,715	2,030,134	1,244,532	1,417,059	765,431	396,739
Cost of mutual fund shares sold	(338,572)	(1,258,550)	(5,998,798)	(2,209,445)	(1,358,669)	(1,572,652)	(788,338)	(466,431)

Realized gain (loss) on investments	(23,910)	(238,124)	(365,083)	(179,311)	(114,137)	(155,593)	(22,907)	(69,692)
Change in unrealized gain (loss) on investments	(970,757)	(1,042,926)	(9,110,216)	(1,953,812)	(252,503)	(1,545,513)	(1,515,760)	(207,171)

Net gain (loss) on investments	(994,667)	(1,281,050)	(9,475,299)	(2,133,123)	(366,640)	(1,701,106)	(1,538,667)	(276,863)

Reinvested capital gains	-	-	1,282,770	66,014	1,659	104,627	146,000	193

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,010,108)	(1,279,118)	(8,165,192)	(2,008,276)	(273,744)	(1,555,038)	(1,373,459)	(268,683)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

Reinvested dividends	$20	2,139	2,756	4,376	3,460	200	1,469	760
Mortality and expense risk charges (note 2)	(9)	(789)	(983)	(1,348)	(1,329)	(56)	(367)	(168)

Net investment income (loss)	11	1,350	1,773	3,028	2,131	144	1,102	592

Proceeds from mutual fund shares sold	26	6,282	33,418	224,829	6,534	78	1,145	25,293
Cost of mutual fund shares sold	(25)	(6,925)	(43,497)	(249,100)	(7,637)	(102)	(1,364)	(25,349)

Realized gain (loss) on investments	1	(643)	(10,079)	(24,271)	(1,103)	(24)	(219)	(56)
Change in unrealized gain (loss) on investments	317	(1,798)	(51,298)	1,288	(49,026)	2,702	10,055	421

Net gain (loss) on investments	318	(2,441)	(61,377)	(22,983)	(50,129)	2,678	9,836	365

Reinvested capital gains	175	1,506	1,453	598	2,288	478	526	-

Net increase (decrease) in contract owners’ equity resulting from operations	$504	415	(58,151)	(19,357)	(45,710)	3,300	11,464	957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	HIBF3	GEM2	GEM6	NVIE6	GBF	GVIDA	GVIDC	GVIDM

Reinvested dividends	$14,855	14,914	94,487	1,341	942,742	330,948	777,674	3,112,332
Mortality and expense risk charges (note 2)	(1,943)	(24,851)	(132,228)	(672)	(285,701)	(230,376)	(301,856)	(1,505,924)

Net investment income (loss)	12,912	(9,937)	(37,741)	669	657,041	100,572	475,818	1,606,408

Proceeds from mutual fund shares sold	5,885	980,076	4,711,211	75,967	8,668,470	6,020,011	10,519,872	39,479,597
Cost of mutual fund shares sold	(6,980)	(836,536)	(4,956,358)	(91,888)	(8,926,977)	(6,233,894)	(11,016,966)	(35,417,476)

Realized gain (loss) on investments	(1,095)	143,540	(245,147)	(15,921)	(258,507)	(213,883)	(497,094)	4,062,121
Change in unrealized gain (loss) on investments	(61,688)	(1,953,356)	(8,933,888)	(64,737)	918,154	(9,780,981)	(2,000,184)	(45,170,770)

Net gain (loss) on investments	(62,783)	(1,809,816)	(9,179,035)	(80,658)	659,647	(9,994,864)	(2,497,278)	(41,108,649)

Reinvested capital gains	-	367,222	1,881,859	19,177	-	2,738,401	391,823	9,243,394

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,871)	(1,452,531)	(7,334,917)	(60,812)	1,316,688	(7,155,891)	(1,629,637)	(30,258,847)

Investment Activity:	GVDMA	GVDMC	NVLCP2	SGRF2	MCIF	MCIF2	SAM	NVMIG6

Reinvested dividends	$1,228,393	1,176,690	86	-	13,677	61,794	939,821	-
Mortality and expense risk charges (note 2)	(678,930)	(508,183)	(30)	(1,876)	(12,243)	(75,393)	(583,112)	(73)

Net investment income (loss)	549,463	668,507	56	(1,876)	1,434	(13,599)	356,709	(73)

Proceeds from mutual fund shares sold	12,890,126	16,783,292	12,512	68,584	137,017	1,869,496	29,430,493	73
Cost of mutual fund shares sold	(11,170,659)	(17,766,687)	(12,921)	(83,535)	(132,530)	(1,942,721)	(29,430,493)	(92)

Realized gain (loss) on investments	1,719,467	(983,395)	(409)	(14,951)	4,487	(73,225)	-	(19)
Change in unrealized gain (loss) on investments	(26,075,322)	(8,228,260)	155	(88,592)	(525,954)	(2,737,734)	-	(6,497)

Net gain (loss) on investments	(24,355,855)	(9,211,655)	(254)	(103,543)	(521,467)	(2,810,959)	-	(6,516)

Reinvested capital gains	5,042,649	1,867,770	-	-	68,348	368,969	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,763,743)	(6,675,378)	(198)	(105,419)	(451,685)	(2,455,589)	356,709	(6,589)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF

Reinvested dividends	$4,939	61,862	41	59	-	83	-	4,235
Mortality and expense risk charges (note 2)	(3,224)	(52,554)	(165)	(49)	(89)	(33)	(25,178)	(4,471)

Net investment income (loss)	1,715	9,308	(124)	10	(89)	50	(25,178)	(236)

Proceeds from mutual fund shares sold	52,347	2,191,801	5,222	5,217	89	9,654	752,123	363,818
Cost of mutual fund shares sold	(78,680)	(2,809,485)	(6,157)	(5,716)	(111)	(10,676)	(706,201)	(570,963)

Realized gain (loss) on investments	(26,333)	(617,684)	(935)	(499)	(22)	(1,022)	45,922	(207,145)
Change in unrealized gain (loss) on investments	(175,568)	(2,153,903)	(8,149)	(1,126)	(4,101)	(593)	(1,246,045)	65,992

Net gain (loss) on investments	(201,901)	(2,771,587)	(9,084)	(1,625)	(4,123)	(1,615)	(1,200,123)	(141,153)

Reinvested capital gains	39,879	513,397	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(160,307)	(2,248,882)	(9,208)	(1,615)	(4,212)	(1,565)	(1,225,301)	(141,389)

Investment Activity:	SCVF2	SCF	SCF2	TRF2	NVNMO2	NVSTB2	NVRE2	AMRS

Reinvested dividends	$37,933	5,386	25,354	718	-	4,810	616	2,415
Mortality and expense risk charges (note 2)	(60,411)	(7,630)	(56,416)	(828)	(179)	(1,664)	(232)	(2,370)

Net investment income (loss)	(22,478)	(2,244)	(31,062)	(110)	(179)	3,146	384	45

Proceeds from mutual fund shares sold	1,957,956	92,229	1,703,631	92,211	20,274	140,537	28,976	65,408
Cost of mutual fund shares sold	(2,801,212)	(131,761)	(2,337,182)	(112,129)	(23,329)	(140,761)	(35,182)	(73,566)

Realized gain (loss) on investments	(843,256)	(39,532)	(633,551)	(19,918)	(3,055)	(224)	(6,206)	(8,158)
Change in unrealized gain (loss) on investments	(804,413)	(402,342)	(2,284,187)	(23,899)	(10,823)	(6,640)	(9,748)	(101,756)

Net gain (loss) on investments	(1,647,669)	(441,874)	(2,917,738)	(43,817)	(13,878)	(6,864)	(15,954)	(109,914)

Reinvested capital gains	-	137,474	901,822	9,471	-	-	-	525

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,670,147)	(306,644)	(2,046,978)	(34,456)	(14,057)	(3,718)	(15,570)	(109,344)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI

Reinvested dividends	$8,921	-	10,320	103,383	9,894	74,256	16,240	88,971
Mortality and expense risk charges (note 2)	(6,529)	(145,932)	(8,103)	(101,732)	(6,770)	(72,799)	(2,362)	(12,134)

Net investment income (loss)	2,392	(145,932)	2,217	1,651	3,124	1,457	13,878	76,837

Proceeds from mutual fund shares sold	263,545	2,700,664	180,989	2,560,351	124,819	1,185,841	15,905	279,968
Cost of mutual fund shares sold	(325,197)	(2,259,123)	(211,755)	(2,880,818)	(125,115)	(860,161)	(20,346)	(460,805)

Realized gain (loss) on investments	(61,652)	441,541	(30,766)	(320,467)	(296)	325,680	(4,441)	(180,837)
Change in unrealized gain (loss) on investments	(170,813)	(6,571,980)	(377,802)	(4,221,641)	(360,336)	(3,569,917)	(231,208)	(924,865)

Net gain (loss) on investments	(232,465)	(6,130,439)	(408,568)	(4,542,108)	(360,632)	(3,244,237)	(235,649)	(1,105,702)

Reinvested capital gains	30,503	-	45,434	574,625	43,474	398,180	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(199,570)	(6,276,371)	(360,917)	(3,965,832)	(314,034)	(2,844,600)	(221,771)	(1,028,865)

Investment Activity:	OVSC	OVSCS	OVGIS	OVSBS	PVGIB	PVTIGB	PVTSCB	PVTVB

Reinvested dividends	$3,783	1,447	159,935	1,040,321	13,433	11,877	5,160	-
Mortality and expense risk charges (note 2)	(8,364)	(5,794)	(154,435)	(263,940)	(7,552)	(5,390)	(3,816)	(8,074)

Net investment income (loss)	(4,581)	(4,347)	5,500	776,381	5,881	6,487	1,344	(8,074)

Proceeds from mutual fund shares sold	76,683	291,845	3,589,525	7,178,840	459,133	270,141	73,491	333,173
Cost of mutual fund shares sold	(61,810)	(388,941)	(2,984,127)	(7,046,172)	(710,568)	(259,811)	(107,764)	(313,688)

Realized gain (loss) on investments	14,873	(97,096)	605,398	132,668	(251,435)	10,330	(34,273)	19,485
Change in unrealized gain (loss) on investments	(393,927)	(137,180)	(6,953,402)	(4,378,315)	(166,900)	(334,357)	(222,035)	(291,937)

Net gain (loss) on investments	(379,054)	(234,276)	(6,348,004)	(4,245,647)	(418,335)	(324,027)	(256,308)	(272,452)

Reinvested capital gains	42,009	30,084	840,652	249,215	115,508	91,255	90,362	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(341,626)	(208,539)	(5,501,852)	(3,220,051)	(296,946)	(226,285)	(164,602)	(280,526)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	STVGI	STVCA	STVVIS	STVMCE	STVSCV	DSRG	ACEG2	ACC2	MSVF2	MSVREB

Reinvested dividends	$431	98	1,889	272	1,587	2,465	7,288	314,852	$84,582	85,108
Mortality and expense risk charges (note 2)	(519)	(760)	(1,403)	(703)	(1,056)	(3,761)	(48,976)	(168,532)	(22,002)	(41,117)

Net investment income (loss)	(88)	(662)	486	(431)	531	(1,296)	(41,688)	146,320	62,580	43,991

Proceeds from mutual fund shares sold	19,178	63,559	43,034	39,726	2,013	41,968	1,560,496	4,383,769	748,223	1,567,649
Cost of mutual fund shares sold	(18,289)	(62,402)	(35,267)	(37,308)	(3,689)	(45,767)	(1,335,990)	(4,875,295)	(816,180)	(2,819,130)

Realized gain (loss) on investments	889	1,157	7,767	2,418	(1,676)	(3,799)	224,506	(491,526)	(67,957)	(1,251,481)
Change in unrealized gain (loss) on investments	(25,798)	(31,136)	(53,061)	(28,178)	(70,217)	(129,665)	(2,381,056)	(5,878,564)	(233,970)	(1,282,486)

Net gain (loss) on investments	(24,909)	(29,979)	(45,294)	(25,760)	(71,893)	(133,464)	(2,156,550)	(6,370,090)	(301,927)	(2,533,967)

Reinvested capital gains	4,521	5,178	8,279	4,356	34,963	-	-	773,276	-	1,181,979

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,476)	(25,463)	(36,529)	(21,835)	(36,399)	(134,760)	(2,198,238)	(5,450,494)	$(239,347)	(1,307,997)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBV2		AVCA2		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,138,371	13,702,280	(74,980)	(141,530)	(28,686)	(41,507)	(1,765)	(2,896)
Realized gain (loss) on investments	61,389	76,684,704	108,720	1,123,610	67,105	246,856	11,266	26,265
Change in unrealized gain (loss) on investments	(517,576,150)	(38,420,654)	(6,968,954)	(1,604,275)	(1,186,122)	106,874	(122,643)	(20,807)
Reinvested capital gains	62,229,595	78,954,252	1,447,219	725,911	-	-	19,832	20,258

Net increase (decrease) in contract owners’ equity resulting from operations	(446,146,795)	130,920,582	(5,487,995)	103,716	(1,147,703)	312,223	(93,310)	22,820

Equity transactions:
Purchase payments received from contract owners (note 3)	38,164,764	41,477,773	146,674	284,833	26,920	77,785	4,768	6,078
Transfers between funds	-	-	(787,885)	(1,056,265)	(130,660)	(116,480)	(10,986)	(25,295)
Redemptions (note 3)	(314,588,038)	(335,326,787)	(1,761,568)	(2,053,565)	(350,576)	(418,250)	(25,779)	(21,474)
Annuity benefits	(182,547)	(167,097)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(59,146)	(68,722)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,223,961)	(1,958,056)	(14,775)	(18,233)	(2,501)	(5,566)	(9)	(500)
Adjustments to maintain reserves	314,494	(61,077)	(261)	(28)	(146)	(167)	(10)	(21)

Net equity transactions	(277,574,434)	(296,103,966)	(2,417,815)	(2,843,258)	(456,963)	(462,678)	(32,016)	(41,212)

Net change in contract owners’ equity	(723,721,229)	(165,183,384)	(7,905,810)	(2,739,542)	(1,604,666)	(150,455)	(125,326)	(18,392)
Contract owners’ equity beginning of period	1,498,536,209	1,663,719,593	12,325,218	15,064,760	2,909,473	3,059,928	223,985	242,377

Contract owners’ equity end of period	$774,814,980	1,498,536,209	4,419,408	12,325,218	1,304,807	2,909,473	98,659	223,985

CHANGES IN UNITS:
Beginning units	97,687,602	116,091,828	938,809	1,147,537	230,439	267,318	13,747	16,306
Units purchased	20,285,429	20,457,178	48,166	60,189	21,312	21,268	820	1,102
Units redeemed	(41,486,674)	(38,861,404)	(278,266)	(268,917)	(69,261)	(58,147)	(3,005)	(3,661)

Ending units	76,510,891	97,687,602	708,705	938,809	182,489	230,439	11,561	13,747

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCD2		AVGI		AVCE2		AVIE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,423)	(9,497)	5,570	282	6,887	(13,362)	(8,121)	(13,944)
Realized gain (loss) on investments	(63,567)	47,538	(5,988)	10,672	(4,853)	154,264	156,855	307,566
Change in unrealized gain (loss) on investments	(226,330)	(60,222)	(192,571)	30,426	(539,916)	26,628	(656,021)	(78,534)
Reinvested capital gains	44,249	61,503	-	-	-	-	11,696	-

Net increase (decrease) in contract owners’ equity resulting from operations	(251,071)	39,322	(192,989)	41,380	(537,882)	167,530	(495,591)	215,088

Equity transactions:
Purchase payments received from contract owners (note 3)	(197)	91,981	6,269	7,774	11,601	55,041	-	7
Transfers between funds	(204,411)	224,709	(14,167)	393	64,836	(719,964)	(95,951)	(40,180)
Redemptions (note 3)	(62,895)	(107,050)	(20,587)	(48,542)	(382,175)	(525,668)	(226,359)	(509,327)
Annuity benefits	-	-	-	-	(583)	(657)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	(117)	(6)	(494)	(2,601)	(2,329)	(994)	(4,682)
Adjustments to maintain reserves	(23)	(47)	6	(46)	1,708	729	(75)	26

Net equity transactions	(267,562)	209,476	(28,485)	(40,915)	(307,214)	(1,192,848)	(323,379)	(554,156)

Net change in contract owners’ equity	(518,633)	248,798	(221,474)	465	(845,096)	(1,025,318)	(818,970)	(339,068)
Contract owners’ equity beginning of period	736,261	487,463	624,683	624,218	1,928,865	2,954,183	1,435,476	1,774,544

Contract owners’ equity end of period	$217,628	736,261	403,209	624,683	1,083,769	1,928,865	616,506	1,435,476

CHANGES IN UNITS:
Beginning units	44,378	32,190	53,441	57,148	167,172	272,774	65,393	91,233
Units purchased	7,549	46,581	2,822	3,817	25,019	9,868	-	675
Units redeemed	(25,755)	(34,393)	(6,418)	(7,524)	(55,663)	(115,470)	(17,523)	(26,515)

Ending units	26,173	44,378	49,846	53,441	136,524	167,172	47,870	65,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVMCCI		ALVGIB		ALVIVB		ALVPGB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,390	(7,646)	25,378	(13,279)	(13,665)	(16,939)	(28,279)	(36,638)
Realized gain (loss) on investments	17,856	41,658	(108,937)	630,271	309,424	948,910	105,915	187,223
Change in unrealized gain (loss) on investments	(335,441)	24,765	(4,096,311)	(745,848)	(3,113,402)	(862,673)	(1,116,634)	162,669
Reinvested capital gains	81,700	11,952	1,099,882	468,336	253,224	227,701	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(232,495)	70,729	(3,079,988)	339,480	(2,564,419)	296,999	(1,038,998)	313,254

Equity transactions:
Purchase payments received from contract owners (note 3)	9,149	9,104	71,825	84,332	-	1,055	9,622	91,922
Transfers between funds	(31,540)	(81,655)	(632,594)	(504,647)	(447,594)	(343,430)	(92,255)	(69,449)
Redemptions (note 3)	(40,735)	(43,589)	(1,202,996)	(1,417,968)	(567,007)	(1,392,268)	(316,525)	(307,067)
Annuity benefits	-	-	(530)	(667)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(47)	(517)	(8,122)	(9,569)	(3,620)	(13,060)	(3,871)	(4,418)
Adjustments to maintain reserves	(2,140)	1	1,830	494	(66)	37	(83)	(46)

Net equity transactions	(65,313)	(116,656)	(1,770,587)	(1,848,025)	(1,018,287)	(1,747,666)	(403,112)	(289,058)

Net change in contract owners’ equity	(297,808)	(45,927)	(4,850,575)	(1,508,545)	(3,582,706)	(1,450,667)	(1,442,110)	24,196
Contract owners’ equity beginning of period	825,585	871,512	8,572,624	10,081,169	5,422,580	6,873,247	2,827,412	2,803,216

Contract owners’ equity end of period	$527,777	825,585	3,722,049	8,572,624	1,839,874	5,422,580	1,385,302	2,827,412

CHANGES IN UNITS:
Beginning units	53,323	61,022	604,644	735,403	205,466	271,312	235,240	261,485
Units purchased	4,574	1,022	34,852	35,299	149	1,527	12,812	30,736
Units redeemed	(9,493)	(8,721)	(191,055)	(166,058)	(54,317)	(67,373)	(53,995)	(56,981)

Ending units	48,207	53,323	448,444	604,644	151,300	205,466	194,058	235,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVSVB		DVSCS		DSIF		DSIFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(70,216)	(73,847)	(2,434)	(8,550)	18,057	13,559	13,566	6,836
Realized gain (loss) on investments	183,936	1,405,268	4,002	81,608	11,940	178,632	50,250	335,014
Change in unrealized gain (loss) on investments	(4,437,242)	(2,002,880)	(443,373)	(133,712)	(935,472)	(90,211)	(1,644,499)	(156,176)
Reinvested capital gains	902,550	858,343	129,958	48,666	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,420,972)	186,884	(311,847)	(11,988)	(905,475)	101,980	(1,580,683)	185,674

Equity transactions:
Purchase payments received from contract owners (note 3)	92,078	187,965	23,748	2,722	63,155	66,179	55,821	101,847
Transfers between funds	(785,358)	(920,342)	(8,142)	(135,183)	(86,337)	(68,930)	(205,447)	(123,282)
Redemptions (note 3)	(1,380,083)	(1,873,339)	(79,950)	(50,624)	(121,854)	(106,122)	(797,691)	(688,185)
Annuity benefits	(606)	(739)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,444)	(17,010)	(572)	(1,295)	(515)	(1,167)	(5,558)	(5,229)
Adjustments to maintain reserves	2,358	(1,038)	12	(59)	(63)	37	(301)	32

Net equity transactions	(2,083,055)	(2,624,503)	(64,904)	(184,439)	(145,614)	(110,003)	(953,176)	(714,817)

Net change in contract owners’ equity	(5,504,027)	(2,437,619)	(376,751)	(196,427)	(1,051,089)	(8,023)	(2,533,859)	(529,143)
Contract owners’ equity beginning of period	10,753,339	13,190,958	1,014,236	1,210,663	2,450,522	2,458,545	4,773,801	5,302,944

Contract owners’ equity end of period	$5,249,312	10,753,339	637,485	1,014,236	1,399,433	2,450,522	2,239,942	4,773,801

CHANGES IN UNITS:
Beginning units	610,638	750,612	64,660	75,679	178,617	185,956	296,978	341,893
Units purchased	47,887	61,790	4,360	1,130	37,263	31,446	41,471	53,262
Units redeemed	(189,047)	(201,764)	(9,471)	(12,149)	(50,643)	(38,785)	(113,412)	(98,177)

Ending units	469,478	610,638	59,553	64,660	165,235	178,617	225,035	296,978

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FALFS		FCA2S		FHIBS		FVIE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,512	(126)	(24,401)	(19,928)	733,129	756,014	(819)	(2,144)
Realized gain (loss) on investments	(244,984)	66,589	188,232	153,842	(585,457)	(121,655)	(5,570)	5,986
Change in unrealized gain (loss) on investments	(880,797)	(606,003)	(859,925)	76,599	(2,596,193)	(389,443)	(105,573)	14,647
Reinvested capital gains	473,045	278,351	43,002	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,224)	(261,189)	(653,092)	210,513	(2,448,521)	244,916	(111,962)	18,489

Equity transactions:
Purchase payments received from contract owners (note 3)	33,898	65,722	18,404	78,039	68,680	691,789	-	-
Transfers between funds	(89,110)	(145,875)	(213,160)	(65,093)	(1,030,584)	(1,066,559)	-	(9,988)
Redemptions (note 3)	(260,885)	(320,855)	(426,032)	(278,721)	(1,458,505)	(1,675,675)	(33,681)	(1,973)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,268)	(4,481)	(3,724)	(3,583)	(7,107)	(24,604)	-	(25)
Adjustments to maintain reserves	(2,858)	(112)	(91)	(61)	(221)	24	(27)	(6)

Net equity transactions	(320,223)	(405,601)	(624,603)	(269,419)	(2,427,737)	(2,075,025)	(33,708)	(11,992)

Net change in contract owners’ equity	(968,447)	(666,790)	(1,277,695)	(58,906)	(4,876,258)	(1,830,109)	(145,670)	6,497
Contract owners’ equity beginning of period	2,064,880	2,731,670	2,518,355	2,577,261	10,679,523	12,509,632	234,292	227,795

Contract owners’ equity end of period	$1,096,433	2,064,880	1,240,660	2,518,355	5,803,265	10,679,523	88,622	234,292

CHANGES IN UNITS:
Beginning units	177,540	209,203	192,620	213,327	733,907	875,905	14,935	15,736
Units purchased	18,204	15,731	22,428	17,710	85,883	217,013	-	-
Units redeemed	(51,451)	(47,394)	(78,853)	(38,417)	(273,385)	(359,011)	(4,419)	(801)

Ending units	144,291	177,540	136,194	192,620	546,407	733,907	10,516	14,935

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVGS2		FQB		FQBS		FEIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(8,455)	(9,933)	128,936	114,964	409,630	457,111	158,581	60,423
Realized gain (loss) on investments	(21,613)	116,699	(89,798)	(28,490)	(430,136)	(298,053)	(320,367)	1,888,459
Change in unrealized gain (loss) on investments	(570,383)	21,660	(301,791)	43,031	(936,009)	318,107	(9,835,088)	(3,811,017)
Reinvested capital gains	209,426	-	-	-	-	-	21,354	2,227,382

Net increase (decrease) in contract owners’ equity resulting from operations	(391,025)	128,426	(262,653)	129,505	(956,515)	477,165	(9,975,520)	365,247

Equity transactions:
Purchase payments received from contract owners (note 3)	5,565	22,137	106,887	112,290	328,305	438,523	206,905	364,702
Transfers between funds	36,624	(22,996)	21,303	209,149	(385,721)	(1,457,906)	(1,260,716)	(122,231)
Redemptions (note 3)	(66,893)	(102,003)	(543,756)	(349,470)	(2,574,663)	(1,871,947)	(4,038,154)	(7,917,074)
Annuity benefits	(3,150)	(2,766)	-	-	(508)	(522)	(157)	(200)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(3,981)	(5,101)
Contingent deferred sales charges (note 2)	(15)	(180)	(7,793)	(4,991)	(15,830)	(27,572)	(870)	(2,043)
Adjustments to maintain reserves	1,176	119	(748)	(55)	288	195	(142)	(65)

Net equity transactions	(26,693)	(105,689)	(424,107)	(33,077)	(2,648,129)	(2,919,229)	(5,097,115)	(7,682,012)

Net change in contract owners’ equity	(417,718)	22,737	(686,760)	96,428	(3,604,644)	(2,442,064)	(15,072,635)	(7,316,765)
Contract owners’ equity beginning of period	866,219	843,482	3,362,257	3,265,829	12,116,156	14,558,220	26,438,411	33,755,176

Contract owners’ equity end of period	$448,501	866,219	2,675,497	3,362,257	8,511,512	12,116,156	11,365,776	26,438,411

CHANGES IN UNITS:
Beginning units	47,645	55,039	276,522	279,545	1,014,677	1,265,396	1,310,249	1,675,332
Units purchased	7,506	7,127	38,284	41,683	195,563	232,814	46,046	110,143
Units redeemed	(10,845)	(14,521)	(74,898)	(44,706)	(429,530)	(483,533)	(358,971)	(475,226)

Ending units	44,308	47,645	239,911	276,522	780,704	1,014,677	997,322	1,310,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FEI2		FGP		FGS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$181,265	124,324	200,454	103,933	(112,794)	(131,798)	(57,329)	(82,539)
Realized gain (loss) on investments	(54,887)	1,368,908	(263,426)	3,150,798	(670,605)	(632,958)	(507,141)	(2,578,286)
Change in unrealized gain (loss) on investments	(8,290,638)	(2,950,580)	(16,211,199)	(6,793,884)	(9,427,095)	6,115,382	(9,611,582)	8,246,780
Reinvested capital gains	17,416	1,837,971	36,249	3,841,195	-	19,488	-	19,747

Net increase (decrease) in contract owners’ equity resulting from operations	(8,146,844)	380,623	(16,237,922)	302,042	(10,210,494)	5,370,114	(10,176,052)	5,605,702

Equity transactions:
Purchase payments received from contract owners (note 3)	133,297	195,932	515,836	1,149,912	216,778	186,711	80,753	173,088
Transfers between funds	(1,148,540)	(1,646,925)	(2,995,223)	(1,817,107)	(742,038)	(347,891)	(886,331)	(717,410)
Redemptions (note 3)	(2,904,138)	(7,122,622)	(8,479,188)	(7,474,301)	(2,928,455)	(6,082,767)	(2,891,240)	(7,987,135)
Annuity benefits	(1,103)	(1,407)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,412)	(5,216)	-	-
Contingent deferred sales charges (note 2)	(2,313)	(3,743)	(38,634)	(70,203)	(1,001)	(3,584)	(621)	(2,747)
Adjustments to maintain reserves	4,930	745	(275)	2,115	(40)	(242)	34,437	(119)

Net equity transactions	(3,917,867)	(8,578,020)	(10,997,484)	(8,209,584)	(3,459,168)	(6,252,989)	(3,663,002)	(8,534,323)

Net change in contract owners’ equity	(12,064,711)	(8,197,397)	(27,235,406)	(7,907,542)	(13,669,662)	(882,875)	(13,839,054)	(2,928,621)
Contract owners’ equity beginning of period	21,667,602	29,864,999	44,920,124	52,827,666	23,620,044	24,502,919	23,999,276	26,927,897

Contract owners’ equity end of period	$9,602,891	21,667,602	17,684,718	44,920,124	9,950,382	23,620,044	10,160,222	23,999,276

CHANGES IN UNITS:
Beginning units	1,342,707	1,848,034	3,198,721	3,777,054	1,220,889	1,587,272	1,451,639	2,071,785
Units purchased	35,447	58,417	458,313	365,687	59,016	100,354	23,063	115,110
Units redeemed	(326,436)	(563,744)	(1,455,877)	(944,020)	(292,305)	(466,737)	(300,626)	(735,256)

Ending units	1,051,714	1,342,707	2,201,159	3,198,721	987,600	1,220,889	1,178,043	1,451,639

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FG2		FHIP		FHIPR		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(130,700)	(226,913)	859,556	1,116,663	103,590	138,951	439,889	587,511
Realized gain (loss) on investments	2,602,143	3,724,679	(679,578)	(274,536)	(176,852)	4,850	(367,698)	374,038
Change in unrealized gain (loss) on investments	(12,717,830)	2,600,783	(3,764,371)	(487,666)	(231,627)	(142,800)	(1,783,605)	(753,681)
Reinvested capital gains	-	17,445	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,246,387)	6,115,994	(3,584,393)	354,461	(304,889)	1,001	(1,711,414)	207,868

Equity transactions:
Purchase payments received from contract owners (note 3)	399,052	292,273	27,574	46,299	59,598	22,033	-	46,432
Transfers between funds	(1,762,493)	(115,034)	(528,533)	(2,798,640)	(322,809)	2,006,121	(574,654)	(798,239)
Redemptions (note 3)	(6,691,907)	(5,641,173)	(3,268,341)	(4,307,404)	(179,137)	(230,930)	(1,492,393)	(3,104,154)
Annuity benefits	-	-	(1,407)	(1,821)	-	-	(1,114)	(1,220)
Contract maintenance charges (note 2)	-	-	(2,958)	(3,187)	-	-	-	-
Contingent deferred sales charges (note 2)	(18,044)	(45,345)	(788)	(738)	-	-	(274)	(1,130)
Adjustments to maintain reserves	24,645	(16,339)	12,476	418	1	97	2,945	628

Net equity transactions	(8,048,747)	(5,525,618)	(3,761,977)	(7,065,073)	(442,347)	1,797,321	(2,065,490)	(3,857,683)

Net change in contract owners’ equity	(18,295,134)	590,376	(7,346,370)	(6,710,612)	(747,236)	1,798,322	(3,776,904)	(3,649,815)
Contract owners’ equity beginning of period	27,521,681	26,931,305	16,567,324	23,277,936	1,798,322	-	8,269,613	11,919,428

Contract owners’ equity end of period	$9,226,547	27,521,681	9,220,954	16,567,324	1,051,086	1,798,322	4,492,709	8,269,613

CHANGES IN UNITS:
Beginning units	2,980,613	3,550,271	1,346,504	1,918,167	183,544	-	788,760	1,155,293
Units purchased	609,282	1,086,011	7,867	133,156	140,325	328,073	-	37,827
Units redeemed	(1,635,762)	(1,655,669)	(341,335)	(704,819)	(179,025)	(144,529)	(211,282)	(404,360)

Ending units	1,957,567	2,980,613	1,013,037	1,346,504	144,845	183,544	577,479	788,760

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHI2		FHI2R		FHISR		FMMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$497,736	881,456	139,947	175,452	41,380	42,537	409,855	978,006
Realized gain (loss) on investments	(939,740)	28,315	(149,436)	(7,482)	(46,755)	(3,692)	-	-
Change in unrealized gain (loss) on investments	(1,850,739)	(628,819)	(516,703)	(186,797)	(130,803)	(43,362)	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,292,743)	280,952	(526,192)	(18,827)	(136,178)	(4,517)	409,855	978,006

Equity transactions:
Purchase payments received from contract owners (note 3)	(410)	280,947	121,591	142,867	40,824	11,414	856,107	873,682
Transfers between funds	(1,493,616)	(3,568,914)	14,860	2,343,913	59,345	576,700	11,947,506	10,483,436
Redemptions (note 3)	(4,015,089)	(2,939,571)	(378,172)	(212,718)	(134,771)	(34,615)	(11,921,667)	(20,460,879)
Annuity benefits	-	-	-	-	-	-	(108,535)	(109,278)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,979)	(2,127)
Contingent deferred sales charges (note 2)	(14,736)	(33,545)	(1,676)	(1,281)	(45)	-	(6,879)	(15,834)
Adjustments to maintain reserves	(184)	448	(86)	287	(37)	38	2,126	(4,559)

Net equity transactions	(5,524,035)	(6,260,635)	(243,483)	2,273,068	(34,684)	553,537	766,679	(9,235,559)

Net change in contract owners’ equity	(7,816,778)	(5,979,683)	(769,675)	2,254,241	(170,862)	549,020	1,176,534	(8,257,553)
Contract owners’ equity beginning of period	13,218,372	19,198,055	2,254,241	-	549,020	-	22,377,168	30,634,721

Contract owners’ equity end of period	$5,401,594	13,218,372	1,484,566	2,254,241	378,158	549,020	23,553,702	22,377,168

CHANGES IN UNITS:
Beginning units	1,259,532	1,867,791	229,788	-	55,900	-	1,692,808	2,404,784
Units purchased	187,217	199,570	94,258	302,404	27,784	77,733	1,389,483	1,718,312
Units redeemed	(763,027)	(807,829)	(119,189)	(72,616)	(31,859)	(21,833)	(1,326,392)	(2,430,288)

Ending units	683,721	1,259,532	204,856	229,788	51,824	55,900	1,755,894	1,692,808

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOP		FOS		FO2		FO2R

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$184,603	518,898	69,651	197,971	39,624	139,888	47,252	146,710
Realized gain (loss) on investments	522,240	2,297,896	548,393	1,643,049	534,469	1,143,062	(463,583)	685,339
Change in unrealized gain (loss) on investments	(13,623,480)	(688,223)	(4,522,332)	(1,115,079)	(4,137,726)	(610,903)	(4,198,578)	(277,699)
Reinvested capital gains	2,451,531	1,940,983	777,685	703,656	712,942	614,194	905,062	473,783

Net increase (decrease) in contract owners’ equity resulting from operations	(10,465,106)	4,069,554	(3,126,603)	1,429,597	(2,850,691)	1,286,241	(3,709,847)	1,028,133

Equity transactions:
Purchase payments received from contract owners (note 3)	169,350	288,131	-	-	-	-	616,784	553,956
Transfers between funds	(1,313,843)	(57,314)	(935,894)	(303,273)	(492,436)	(515,022)	(671,107)	2,887,646
Redemptions (note 3)	(3,364,810)	(6,455,088)	(907,153)	(3,327,404)	(1,817,026)	(1,854,402)	(1,776,836)	(1,533,644)
Annuity benefits	(1,084)	(1,283)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,840)	(4,486)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,513)	(1,393)	-	(2,430)	(3,511)	(9,908)	(7,618)	(13,161)
Adjustments to maintain reserves	(2,328)	56	54,583	(280)	23,475	(14,085)	(79)	188

Net equity transactions	(4,519,068)	(6,231,377)	(1,788,464)	(3,633,387)	(2,289,498)	(2,393,417)	(1,838,856)	1,894,985

Net change in contract owners’ equity	(14,984,174)	(2,161,823)	(4,915,067)	(2,203,790)	(5,140,189)	(1,107,176)	(5,548,703)	2,923,118
Contract owners’ equity beginning of period	26,419,490	28,581,313	8,348,164	10,551,954	7,889,062	8,996,238	9,315,988	6,392,870

Contract owners’ equity end of period	$11,435,316	26,419,490	3,433,097	8,348,164	2,748,873	7,889,062	3,767,285	9,315,988

CHANGES IN UNITS:
Beginning units	1,197,734	1,500,483	448,229	661,770	587,205	747,944	473,983	366,651
Units purchased	49,579	133,641	-	43,505	55,678	154,978	158,949	307,823
Units redeemed	(311,245)	(436,390)	(121,472)	(257,046)	(269,005)	(315,717)	(280,162)	(200,491)

Ending units	936,068	1,197,734	332,003	448,229	376,092	587,205	352,777	473,983

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FOSR		FVS		FV2		FAMGP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,684	29,510	(1,061)	(2,895)	(6,299)	(13,570)	7,242	86,153
Realized gain (loss) on investments	31,892	133,514	(16,968)	24,804	71,275	218,612	121,283	133,305
Change in unrealized gain (loss) on investments	(750,652)	(56,027)	(218,683)	(69,153)	(538,877)	(316,669)	(1,104,795)	273,189
Reinvested capital gains	134,186	92,273	14,321	55,360	32,936	130,508	1,815	-

Net increase (decrease) in contract owners’ equity resulting from operations	(570,890)	199,270	(222,391)	8,116	(440,965)	18,881	(974,455)	492,647

Equity transactions:
Purchase payments received from contract owners (note 3)	33,628	31,872	-	-	2,100	9,429	31,772	25,913
Transfers between funds	25,555	203,267	(7,715)	(217)	(26,590)	6,117	146,135	(105,945)
Redemptions (note 3)	(272,668)	(325,031)	(62,291)	(75,932)	(317,842)	(280,978)	(519,804)	(861,879)
Annuity benefits	(566)	(667)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(641)	(665)
Contingent deferred sales charges (note 2)	(82)	(147)	-	-	(951)	(2,764)	(1,222)	(305)
Adjustments to maintain reserves	2,746	324	(39)	4	(57)	46	(28)	(70)

Net equity transactions	(211,387)	(90,382)	(70,045)	(76,145)	(343,340)	(268,150)	(343,788)	(942,951)

Net change in contract owners’ equity	(782,277)	108,888	(292,436)	(68,029)	(784,305)	(249,269)	(1,318,243)	(450,304)
Contract owners’ equity beginning of period	1,426,278	1,317,390	507,940	575,969	1,178,106	1,427,375	2,833,817	3,284,121

Contract owners’ equity end of period	$644,001	1,426,278	215,504	507,940	393,801	1,178,106	1,515,574	2,833,817

CHANGES IN UNITS:
Beginning units	79,453	84,632	36,865	42,221	87,802	107,559	171,354	234,079
Units purchased	10,116	22,317	553	1,632	15,668	53,017	21,409	6,792
Units redeemed	(25,108)	(27,496)	(7,882)	(6,988)	(48,110)	(72,774)	(48,077)	(69,517)

Ending units	64,461	79,453	29,534	36,865	55,361	87,802	144,687	171,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAMGS		FAMG2		FAMP		FAMS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$14,453	82,593	1,510	46,501	35,426	211,315	34,858	173,737
Realized gain (loss) on investments	6,039	(8,730)	137,525	86,526	71,430	184,506	(48,831)	75,140
Change in unrealized gain (loss) on investments	(857,475)	350,592	(577,679)	171,098	(1,694,144)	58,968	(1,186,816)	124,011
Reinvested capital gains	1,624	-	1,075	-	398,257	127,362	305,748	106,535

Net increase (decrease) in contract owners’ equity resulting from operations	(835,359)	424,455	(437,569)	304,125	(1,189,031)	582,151	(895,041)	479,423

Equity transactions:
Purchase payments received from contract owners (note 3)	3,954	11,935	26,397	7,904	36,998	27,621	52,813	165
Transfers between funds	(15,756)	(56,959)	13,272	(255,893)	84,572	(1,883)	(14,047)	(28,463)
Redemptions (note 3)	(381,902)	(576,339)	(676,197)	(418,241)	(944,214)	(692,499)	(700,582)	(1,149,761)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(729)	(768)	-	-
Contingent deferred sales charges (note 2)	-	(343)	(291)	(885)	(123)	(123)	-	(521)
Adjustments to maintain reserves	(16)	(45)	9,499	(2,161)	(35)	(63)	(55)	(73)

Net equity transactions	(393,720)	(621,751)	(627,320)	(669,276)	(823,531)	(667,715)	(661,871)	(1,178,653)

Net change in contract owners’ equity	(1,229,079)	(197,296)	(1,064,889)	(365,151)	(2,012,562)	(85,564)	(1,556,912)	(699,230)
Contract owners’ equity beginning of period	2,604,413	2,801,709	1,682,140	2,047,291	4,531,540	4,617,104	3,429,218	4,128,448

Contract owners’ equity end of period	$1,375,334	2,604,413	617,251	1,682,140	2,518,978	4,531,540	1,872,306	3,429,218

CHANGES IN UNITS:
Beginning units	187,562	237,859	155,616	218,687	260,245	302,401	227,600	313,691
Units purchased	1,828	3,698	46,643	74,149	16,063	9,215	5,851	11,419
Units redeemed	(33,372)	(53,995)	(112,810)	(137,220)	(70,406)	(51,371)	(57,197)	(97,510)

Ending units	156,018	187,562	90,695	155,616	205,903	260,245	176,253	227,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAM2		FCP		FCS		FC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,176	136,588	(166,954)	(277,581)	(47,384)	(96,830)	(268,056)	(368,163)
Realized gain (loss) on investments	(1,108)	106,430	(963,367)	3,626,970	(123,991)	3,291,518	1,087,693	5,259,341
Change in unrealized gain (loss) on investments	(902,995)	71,518	(18,361,449)	(7,489,891)	(13,592,214)	(5,974,120)	(24,137,693)	(10,780,714)
Reinvested capital gains	258,131	92,914	1,076,104	11,622,607	763,459	8,411,302	1,367,891	14,781,163

Net increase (decrease) in contract owners’ equity resulting from operations	(629,796)	407,450	(18,415,666)	7,482,105	(13,000,130)	5,631,870	(21,950,165)	8,891,627

Equity transactions:
Purchase payments received from contract owners (note 3)	15,654	34,473	270,523	400,667	115,258	285,204	825,796	1,653,941
Transfers between funds	(299,054)	(98,706)	(1,072,691)	(3,318,468)	(1,420,313)	(503,368)	(3,629,111)	(1,215,263)
Redemptions (note 3)	(773,038)	(924,156)	(7,127,593)	(11,542,458)	(4,759,740)	(12,333,933)	(11,837,870)	(8,890,802)
Annuity benefits	-	-	(141)	(165)	(3,020)	(2,659)	-	-
Contract maintenance charges (note 2)	-	-	(8,360)	(9,392)	-	-	-	-
Contingent deferred sales charges (note 2)	(566)	(2,564)	(2,939)	(5,616)	(3,165)	(10,809)	(60,052)	(106,224)
Adjustments to maintain reserves	(81)	32	(45)	(182)	(99)	22	(399)	1,441

Net equity transactions	(1,057,085)	(990,921)	(7,941,246)	(14,475,614)	(6,071,079)	(12,565,543)	(14,701,636)	(8,556,907)

Net change in contract owners’ equity	(1,686,881)	(583,471)	(26,356,912)	(6,993,509)	(19,071,209)	(6,933,673)	(36,651,801)	334,720
Contract owners’ equity beginning of period	2,948,057	3,531,528	47,801,135	54,794,644	34,297,471	41,231,144	60,288,317	59,953,597

Contract owners’ equity end of period	$1,261,176	2,948,057	21,444,223	47,801,135	15,226,262	34,297,471	23,636,516	60,288,317

CHANGES IN UNITS:
Beginning units	241,655	328,594	1,721,497	2,291,778	1,484,578	2,072,706	3,860,697	4,412,906
Units purchased	62,926	51,040	77,211	71,753	41,875	134,635	560,979	732,851
Units redeemed	(156,698)	(137,979)	(435,957)	(642,034)	(361,164)	(722,763)	(1,736,745)	(1,285,060)

Ending units	147,880	241,655	1,362,752	1,721,497	1,165,290	1,484,578	2,684,930	3,860,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIP		FIGBP		FAGRS		FAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$272,213	1,336,315	921,280	1,248,281	(621)	(693)	(30,369)	(42,994)
Realized gain (loss) on investments	2,347,555	4,647,693	(828,138)	(1,139,764)	(4,088)	9,497	(69,625)	164,211
Change in unrealized gain (loss) on investments	(19,040,218)	(3,326,398)	(1,312,197)	958,049	(37,096)	(6,904)	(1,353,792)	13,607
Reinvested capital gains	431,849	-	24,419	-	134	7,104	4,906	298,482

Net increase (decrease) in contract owners’ equity resulting from operations	(15,988,601)	2,657,610	(1,194,636)	1,066,566	(41,671)	9,004	(1,448,880)	433,306

Equity transactions:
Purchase payments received from contract owners (note 3)	264,348	498,208	92,144	133,389	-	-	32,914	43,814
Transfers between funds	(1,653,387)	(3,042,719)	(264,820)	8,901	6,653	35,900	(201,282)	75,407
Redemptions (note 3)	(9,102,913)	(14,560,338)	(7,794,219)	(11,416,528)	(5,799)	(34,207)	(374,720)	(251,331)
Annuity benefits	(1,668)	(2,003)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,477)	(4,320)	(1,806)	(1,933)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,273)	(29,890)	(5,990)	(30,985)	-	-	(2,299)	(3,088)
Adjustments to maintain reserves	13,481	(125)	(1,920)	(594)	5	-	(186)	(90)

Net equity transactions	(10,487,889)	(17,141,187)	(7,976,611)	(11,307,750)	859	1,693	(545,573)	(135,288)

Net change in contract owners’ equity	(26,476,490)	(14,483,577)	(9,171,247)	(10,241,184)	(40,812)	10,697	(1,994,453)	298,018
Contract owners’ equity beginning of period	49,564,077	64,047,654	31,973,303	42,214,487	82,132	71,435	3,267,759	2,969,741

Contract owners’ equity end of period	$23,087,587	49,564,077	22,802,056	31,973,303	41,320	82,132	1,273,306	3,267,759

CHANGES IN UNITS:
Beginning units	3,062,942	4,123,755	2,002,429	2,736,447	6,498	6,594	271,076	285,349
Units purchased	246,332	350,744	343,710	304,405	2,575	5,623	104,019	53,903
Units redeemed	(1,007,264)	(1,411,557)	(858,647)	(1,038,423)	(2,618)	(5,719)	(166,695)	(68,176)

Ending units	2,303,589	3,062,942	1,487,483	2,002,429	6,455	6,498	208,391	271,076

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FBP		FBS		FB2		FDCAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$40,128	600,776	28,072	197,116	(3,716)	132,090	(1,324)	(4,791)
Realized gain (loss) on investments	(898,217)	233,391	28,581	514,355	(17,239)	269,987	(17,891)	125,226
Change in unrealized gain (loss) on investments	(9,224,067)	255,661	(2,767,403)	(356,688)	(1,904,603)	(145,366)	(138,890)	(132,081)
Reinvested capital gains	885,560	1,276,761	256,962	400,353	202,416	316,259	2,169	52,598

Net increase (decrease) in contract owners’ equity resulting from operations	(9,196,596)	2,366,589	(2,453,788)	755,136	(1,723,142)	572,970	(155,936)	40,952

Equity transactions:
Purchase payments received from contract owners (note 3)	105,806	279,184	40,498	54,593	39,576	47,091	-	-
Transfers between funds	(901,194)	(231,272)	(527,612)	35,902	(240,246)	(41,893)	(31,956)	(55,944)
Redemptions (note 3)	(4,543,099)	(6,080,522)	(1,618,320)	(2,996,973)	(2,793,905)	(1,582,056)	(35,261)	(245,531)
Annuity benefits	(10,981)	(12,438)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,629)	(4,986)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(512)	(553)	-	(507)	(1,304)	(11,044)	-	(67)
Adjustments to maintain reserves	11,603	(359)	20	(74)	(67)	177	(14)	(41)

Net equity transactions	(5,343,006)	(6,050,946)	(2,105,414)	(2,907,059)	(2,995,946)	(1,587,725)	(67,231)	(301,583)

Net change in contract owners’ equity	(14,539,602)	(3,684,357)	(4,559,202)	(2,151,923)	(4,719,088)	(1,014,755)	(223,167)	(260,631)
Contract owners’ equity beginning of period	29,562,993	33,247,350	8,617,838	10,769,761	6,922,053	7,936,808	419,802	680,433

Contract owners’ equity end of period	$15,023,391	29,562,993	4,058,636	8,617,838	2,202,965	6,922,053	196,635	419,802

CHANGES IN UNITS:
Beginning units	1,370,830	1,656,632	583,860	790,203	566,382	703,602	41,546	71,423
Units purchased	16,730	37,545	9,572	29,734	190,174	115,486	729	21,022
Units redeemed	(318,648)	(323,347)	(172,453)	(236,077)	(486,201)	(252,706)	(8,877)	(50,899)

Ending units	1,068,913	1,370,830	420,979	583,860	270,359	566,382	33,398	41,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FDCA2		FGIP		FGIS		FGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(21,464)	(51,750)	(27,166)	59,112	3,326	121,119	(42,585)	14,109
Realized gain (loss) on investments	172,783	471,225	(323,140)	417,850	(588,858)	542,756	909,025	918,687
Change in unrealized gain (loss) on investments	(1,401,020)	(656,224)	(5,618,906)	360,228	(6,486,917)	443,153	(6,405,271)	6,663
Reinvested capital gains	20,243	449,687	1,082,477	602,074	1,319,534	820,943	1,150,829	672,887

Net increase (decrease) in contract owners’ equity resulting from operations	(1,229,458)	212,938	(4,886,735)	1,439,264	(5,752,915)	1,927,971	(4,388,002)	1,612,346

Equity transactions:
Purchase payments received from contract owners (note 3)	30,461	23,901	90,336	76,385	83,521	155,812	156,089	340,057
Transfers between funds	(371,288)	(272,507)	(403,007)	(429,623)	(407,571)	(833,941)	(1,108,289)	(170,974)
Redemptions (note 3)	(877,539)	(361,087)	(1,785,009)	(3,433,775)	(2,447,833)	(5,897,900)	(4,551,006)	(3,572,446)
Annuity benefits	-	-	(177)	(207)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,269)	(2,696)	-	-	-	-
Contingent deferred sales charges (note 2)	(3,270)	(3,890)	(1,240)	(2,305)	(399)	(1,849)	(3,314)	(23,408)
Adjustments to maintain reserves	(59)	49	(17)	(184)	(99)	(147)	8,425	873

Net equity transactions	(1,221,695)	(613,534)	(2,101,383)	(3,792,405)	(2,772,381)	(6,578,025)	(5,498,095)	(3,425,898)

Net change in contract owners’ equity	(2,451,153)	(400,596)	(6,988,118)	(2,353,141)	(8,525,296)	(4,650,054)	(9,886,097)	(1,813,552)
Contract owners’ equity beginning of period	3,867,673	4,268,269	12,775,264	15,128,405	15,531,097	20,181,151	14,463,016	16,276,568

Contract owners’ equity end of period	$1,416,520	3,867,673	5,787,146	12,775,264	7,005,801	15,531,097	4,576,919	14,463,016

CHANGES IN UNITS:
Beginning units	399,586	468,828	644,978	844,127	968,589	1,401,790	1,217,465	1,523,749
Units purchased	90,353	125,902	20,947	17,355	19,680	29,920	209,763	279,212
Units redeemed	(239,692)	(195,144)	(157,111)	(216,504)	(230,570)	(463,121)	(764,810)	(585,496)

Ending units	250,249	399,586	508,815	644,978	757,698	968,589	663,688	1,217,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FGOP		FGOS		FGO2		FMCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(496,435)	(1,032,755)	(82,380)	(197,399)	(24,870)	(59,139)	(30,712)	(20,023)
Realized gain (loss) on investments	(3,081,551)	(1,432,506)	(675,139)	(617,760)	177,333	477,394	37,484	580,025
Change in unrealized gain (loss) on investments	(32,494,433)	16,735,823	(8,135,016)	4,761,749	(1,994,733)	572,067	(2,345,018)	(367,789)
Reinvested capital gains	-	-	-	-	-	-	617,072	438,000

Net increase (decrease) in contract owners’ equity resulting from operations	(36,072,419)	14,270,562	(8,892,535)	3,946,590	(1,842,270)	990,322	(1,721,174)	630,213

Equity transactions:
Purchase payments received from contract owners (note 3)	556,834	516,108	61,605	72,840	16,412	19,753	136,675	168,620
Transfers between funds	(1,328,516)	(2,397,249)	(537,140)	(600,233)	(162,614)	(163,577)	(181,477)	(370,344)
Redemptions (note 3)	(8,765,861)	(15,975,522)	(2,403,888)	(6,967,548)	(1,211,414)	(1,601,848)	(544,709)	(666,541)
Annuity benefits	(2,016)	(3,302)	-	-	(1,320)	(1,601)	-	-
Contract maintenance charges (note 2)	(16,181)	(19,396)	-	-	-	-	(3,884)	(4,449)
Contingent deferred sales charges (note 2)	(2,444)	(4,856)	-	(2,293)	(383)	(5,893)	(1,296)	(1,956)
Adjustments to maintain reserves	6,228	(1,060)	(9)	(177)	8,942	1,560	(31)	(63)

Net equity transactions	(9,551,956)	(17,885,277)	(2,879,432)	(7,497,411)	(1,350,377)	(1,751,606)	(594,722)	(874,733)

Net change in contract owners’ equity	(45,624,375)	(3,614,715)	(11,771,967)	(3,550,821)	(3,192,647)	(761,284)	(2,315,896)	(244,520)
Contract owners’ equity beginning of period	71,606,983	75,221,698	18,151,098	21,701,919	4,373,748	5,135,032	4,560,666	4,805,186

Contract owners’ equity end of period	$25,982,608	71,606,983	6,379,131	18,151,098	1,181,101	4,373,748	2,244,770	4,560,666

CHANGES IN UNITS:
Beginning units	2,998,614	3,838,147	1,477,714	2,164,644	433,171	633,127	111,290	133,809
Units purchased	52,811	58,976	23,145	52,106	83,358	205,340	7,620	8,409
Units redeemed	(596,538)	(898,509)	(332,882)	(739,036)	(258,534)	(405,296)	(27,262)	(30,928)

Ending units	2,454,884	2,998,614	1,167,975	1,477,714	260,162	433,171	91,649	111,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(72,542)	(48,745)	(412,766)	(514,067)	(1,791)	(1,898)	(38,241)	(54,716)
Realized gain (loss) on investments	626,953	2,998,706	4,456,256	6,796,049	(38,797)	27,371	(874,544)	98,779
Change in unrealized gain (loss) on investments	(7,626,296)	(2,281,935)	(30,282,051)	(3,870,592)	(254,508)	(59,821)	(2,855,743)	(495,937)
Reinvested capital gains	1,987,545	1,745,864	7,725,509	5,848,772	77,201	57,523	983,853	788,054

Net increase (decrease) in contract owners’ equity resulting from operations	(5,084,340)	2,413,890	(18,513,052)	8,260,162	(217,895)	23,175	(2,784,675)	336,180

Equity transactions:
Purchase payments received from contract owners (note 3)	19,704	52,163	680,797	929,560	941	21,304	62,786	264,855
Transfers between funds	(1,279,527)	(746,766)	(5,189,467)	(2,415,217)	(26,117)	(60,674)	(436,409)	(661,591)
Redemptions (note 3)	(2,479,144)	(5,441,163)	(12,140,049)	(10,812,119)	(27,378)	(30,147)	(852,279)	(1,427,203)
Annuity benefits	(757)	(865)	(1,866)	(2,140)	-	-	(542)	(715)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(420)	(7,286)	(47,168)	(118,866)	(197)	(525)	(5,238)	(19,725)
Adjustments to maintain reserves	69,448	(844)	30,905	(29,547)	-	(25)	2,936	437

Net equity transactions	(3,670,696)	(6,144,761)	(16,666,848)	(12,448,329)	(52,751)	(70,067)	(1,228,746)	(1,843,942)

Net change in contract owners’ equity	(8,755,036)	(3,730,871)	(35,179,900)	(4,188,167)	(270,646)	(46,892)	(4,013,421)	(1,507,762)
Contract owners’ equity beginning of period	15,510,113	19,240,984	57,848,643	62,036,810	457,510	504,402	6,182,912	7,690,674

Contract owners’ equity end of period	$6,755,077	15,510,113	22,668,743	57,848,643	186,864	457,510	2,169,491	6,182,912

CHANGES IN UNITS:
Beginning units	371,994	528,205	2,141,028	2,499,223	27,247	31,358	392,305	507,691
Units purchased	6,818	46,901	350,538	482,883	233	3,624	57,980	168,816
Units redeemed	(110,841)	(203,112)	(1,029,995)	(841,078)	(4,431)	(7,735)	(164,139)	(284,202)

Ending units	270,595	371,994	1,462,630	2,141,028	23,049	27,247	286,147	392,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF		FTVFA2		FTVRDI		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$6,780	6,233	904	-	21,083	42,758	(2,361)	(7,356)
Realized gain (loss) on investments	19,401	22,658	(2,994)	-	7,949	140,280	(37,365)	19,987
Change in unrealized gain (loss) on investments	(297,335)	22,718	(18,077)	-	(749,679)	(329,289)	(125,154)	29,076
Reinvested capital gains	43,014	26,387	1,271	-	17,306	44,218	20,634	4,776

Net increase (decrease) in contract owners’ equity resulting from operations	(228,140)	77,996	(18,896)	-	(703,341)	(102,033)	(144,246)	46,483

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,641	-	80,833	55,348	34,039	4,685
Transfers between funds	(38,439)	(35,290)	64,875	-	(384,340)	(181,380)	16,898	(66,682)
Redemptions (note 3)	(15,887)	(10,805)	(1,275)	-	(275,821)	(165,839)	(149,481)	(502,613)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(93)	(253)	-	-	(4,059)	(2,822)	(1,909)	(4,282)
Adjustments to maintain reserves	(46)	-	(4)	-	(37)	10	(46)	(105)

Net equity transactions	(54,465)	(46,348)	82,237	-	(583,424)	(294,683)	(100,499)	(568,997)

Net change in contract owners’ equity	(282,605)	31,648	63,341	-	(1,286,765)	(396,716)	(244,745)	(522,514)
Contract owners’ equity beginning of period	601,501	569,853	-	-	2,807,251	3,203,967	441,415	963,929

Contract owners’ equity end of period	$318,896	601,501	63,341	-	1,520,486	2,807,251	196,670	441,415

CHANGES IN UNITS:
Beginning units	33,635	36,467	-	-	201,567	221,913	25,017	57,222
Units purchased	-	-	10,533	-	13,760	8,562	6,511	1,889
Units redeemed	(3,413)	(2,832)	(926)	-	(64,094)	(28,908)	(13,756)	(34,094)

Ending units	30,221	33,635	9,607	-	151,231	201,567	17,772	25,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(37,186)	(61,284)	(58,797)	(88,205)	(28,954)	(50,938)	(15,045)	(54,172)
Realized gain (loss) on investments	124,916	272,573	(83,856)	326,777	(156,212)	628,348	207,950	1,397,537
Change in unrealized gain (loss) on investments	(1,708,166)	225,275	(3,110,596)	45,719	(1,405,831)	(805,103)	(3,456,966)	(894,316)
Reinvested capital gains	168,312	-	616,010	245,678	488,264	309,699	344,217	182,071

Net increase (decrease) in contract owners’ equity resulting from operations	(1,452,124)	436,564	(2,637,239)	529,969	(1,102,733)	82,006	(2,919,844)	631,120

Equity transactions:
Purchase payments received from contract owners (note 3)	48,254	74,414	49,339	51,457	21,113	18,605	224,820	576,240
Transfers between funds	119,792	(123,279)	(210,260)	(464,412)	(218,611)	(444,832)	(287,127)	(1,020,635)
Redemptions (note 3)	(1,004,950)	(641,658)	(812,510)	(819,609)	(353,958)	(924,745)	(2,267,042)	(1,608,148)
Annuity benefits	(1,077)	(1,228)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,196)	(7,905)	(6,437)	(11,299)	(3,194)	(14,610)	(10,292)	(11,715)
Adjustments to maintain reserves	4,109	487	(132)	(337)	(127)	(96)	(145)	164

Net equity transactions	(843,068)	(699,169)	(980,000)	(1,244,200)	(554,777)	(1,365,678)	(2,339,786)	(2,064,094)

Net change in contract owners’ equity	(2,295,192)	(262,605)	(3,617,239)	(714,231)	(1,657,510)	(1,283,672)	(5,259,630)	(1,432,974)
Contract owners’ equity beginning of period	4,428,960	4,691,565	5,826,934	6,541,165	3,095,070	4,378,742	9,996,966	11,429,940

Contract owners’ equity end of period	$2,133,768	4,428,960	2,209,695	5,826,934	1,437,560	3,095,070	4,737,336	9,996,966

CHANGES IN UNITS:
Beginning units	381,774	442,921	546,746	663,155	265,727	380,452	631,815	767,688
Units purchased	51,407	17,088	38,605	21,379	42,057	68,740	112,836	194,344
Units redeemed	(137,106)	(78,235)	(152,025)	(137,788)	(101,393)	(183,465)	(293,967)	(330,217)

Ending units	296,075	381,774	433,328	546,746	206,391	265,727	450,686	631,815

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VFLG2		VFLV2		VFMG2		GVAAA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(15,441)	(20,635)	1,932	(5,378)	27,337	270,733	58,833	53,040
Realized gain (loss) on investments	(23,910)	109,608	(238,124)	178,948	(365,083)	641,022	(179,311)	144,744
Change in unrealized gain (loss) on investments	(970,757)	(69,299)	(1,042,926)	(277,739)	(9,110,216)	(113,136)	(1,953,812)	(54,259)
Reinvested capital gains	-	182,166	-	122,937	1,282,770	933,072	66,014	3,042

Net increase (decrease) in contract owners’ equity resulting from operations	(1,010,108)	201,840	(1,279,118)	18,768	(8,165,192)	1,731,691	(2,008,276)	146,567

Equity transactions:
Purchase payments received from contract owners (note 3)	39,828	61,705	170,916	73,909	813,844	686,398	402,112	1,925,786
Transfers between funds	(74,799)	(188,073)	(468,651)	(91,708)	(1,481,347)	(839,075)	277,102	2,708,839
Redemptions (note 3)	(170,511)	(195,991)	(474,800)	(268,239)	(4,113,815)	(2,661,318)	(1,091,681)	(898,257)
Annuity benefits	-	-	(2,554)	(2,426)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(900)	(6,096)	(923)	(5,096)	(28,881)	(33,413)	(5,659)	(11,198)
Adjustments to maintain reserves	(18)	2	(13)	241	(1,348)	(1,523)	(98)	(38)

Net equity transactions	(206,400)	(328,453)	(776,025)	(293,319)	(4,811,547)	(2,848,931)	(418,224)	3,725,132

Net change in contract owners’ equity	(1,216,508)	(126,613)	(2,055,143)	(274,551)	(12,976,739)	(1,117,240)	(2,426,500)	3,871,699
Contract owners’ equity beginning of period	2,627,233	2,753,846	3,423,062	3,697,613	30,079,842	31,197,082	6,748,999	2,877,300

Contract owners’ equity end of period	$1,410,725	2,627,233	1,367,919	3,423,062	17,103,103	30,079,842	4,322,499	6,748,999

CHANGES IN UNITS:
Beginning units	221,038	250,037	235,928	256,800	2,255,144	2,471,444	615,213	274,929
Units purchased	11,158	11,138	26,027	9,282	76,656	55,312	239,417	506,099
Units redeemed	(35,227)	(40,137)	(104,779)	(30,154)	(503,728)	(271,612)	(287,098)	(165,815)

Ending units	196,969	221,038	157,175	235,928	1,828,065	2,255,144	567,533	615,213

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVABD2		GVAGG2		GVAGR2		GVAGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$91,237	112,905	41,441	44,956	19,208	(16,748)	7,987	3,081
Realized gain (loss) on investments	(114,137)	21,940	(155,593)	144,910	(22,907)	77,023	(69,692)	(2,332)
Change in unrealized gain (loss) on investments	(252,503)	(111,266)	(1,545,513)	99,428	(1,515,760)	176,490	(207,171)	(11,320)
Reinvested capital gains	1,659	-	104,627	-	146,000	776	193	-

Net increase (decrease) in contract owners’ equity resulting from operations	(273,744)	23,579	(1,555,038)	289,294	(1,373,459)	237,541	(268,683)	(10,571)

Equity transactions:
Purchase payments received from contract owners (note 3)	119,490	370,394	209,396	335,034	200,009	161,526	93,889	57,684
Transfers between funds	801,603	1,388,368	304,310	2,037,322	834,011	913,347	379,040	397,791
Redemptions (note 3)	(643,350)	(456,871)	(520,165)	(621,909)	(606,847)	(355,618)	(56,578)	(71,479)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,442)	(1,676)	(1,348)	(2,519)	(2,600)	(2,422)	(130)	-
Adjustments to maintain reserves	(141)	(45)	(215)	(12)	(99)	(89)	(16)	(27)

Net equity transactions	276,160	1,300,170	(8,022)	1,747,916	424,474	716,744	416,205	383,969

Net change in contract owners’ equity	2,416	1,323,749	(1,563,060)	2,037,210	(948,985)	954,285	147,522	373,398
Contract owners’ equity beginning of period	2,152,938	829,189	3,652,423	1,615,213	2,681,557	1,727,272	373,398	-

Contract owners’ equity end of period	$2,155,354	2,152,938	2,089,363	3,652,423	1,732,572	2,681,557	520,920	373,398

CHANGES IN UNITS:
Beginning units	202,671	79,332	300,663	150,198	235,969	167,959	38,038	-
Units purchased	176,162	197,602	159,233	257,211	154,075	128,650	98,128	54,246
Units redeemed	(150,925)	(74,263)	(176,582)	(106,746)	(113,414)	(60,640)	(49,380)	(16,208)

Ending units	227,907	202,671	283,306	300,663	276,634	235,969	86,788	38,038

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCRA2		NVCRB2		NVCCA2		NVCCN2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$11	-	1,350	-	1,773	-	3,028	-
Realized gain (loss) on investments	1	-	(643)	-	(10,079)	-	(24,271)	-
Change in unrealized gain (loss) on investments	317	-	(1,798)	-	(51,298)	-	1,288	-
Reinvested capital gains	175	-	1,506	-	1,453	-	598	-

Net increase (decrease) in contract owners’ equity resulting from operations	504	-	415	-	(58,151)	-	(19,357)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	7,609	-	-	-	5,089	-	12	-
Transfers between funds	-	-	309,151	-	219,442	-	409,660	-
Redemptions (note 3)	(86)	-	(2,743)	-	(14,402)	-	(4,357)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	(8)	-	(2)	-	(4,008)	-

Net equity transactions	7,520	-	306,400	-	210,127	-	401,307	-

Net change in contract owners’ equity	8,024	-	306,815	-	151,976	-	381,950	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$8,024	-	306,815	-	151,976	-	381,950	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,279	-	39,488	-	25,421	-	67,436	-
Units redeemed	(15)	-	(701)	-	(4,350)	-	(25,339)	-

Ending units	1,264	-	38,787	-	21,071	-	42,097	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMD2		NVCMA2		NVCMC2		NVCBD2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,131	-	144	-	1,102	-	592	-
Realized gain (loss) on investments	(1,103)	-	(24)	-	(219)	-	(56)	-
Change in unrealized gain (loss) on investments	(49,026)	-	2,702	-	10,055	-	421	-
Reinvested capital gains	2,288	-	478	-	526	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,710)	-	3,300	-	11,464	-	957	-

Equity transactions:
Purchase payments received from contract owners (note 3)	27,933	-	12,503	-	(1,782)	-	-	-
Transfers between funds	363,526	-	26,815	-	168,572	-	36,451	-
Redemptions (note 3)	(5,517)	-	(138)	-	(4,777)	-	(1,432)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	-	(4)	-	-	-	-	-
Adjustments to maintain reserves	12	-	1	-	3,997	-	7	-

Net equity transactions	385,948	-	39,177	-	166,010	-	35,026	-

Net change in contract owners’ equity	340,238	-	42,477	-	177,474	-	35,983	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$340,238	-	42,477	-	177,474	-	35,983	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	45,634	-	6,235	-	41,072	-	6,210	-
Units redeemed	(637)	-	(22)	-	(19,650)	-	(2,553)	-

Ending units	44,997	-	6,213	-	21,422	-	3,657	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	HIBF3		GEM2		GEM6		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,912	8,031	(9,937)	(22,893)	(37,741)	(87,167)	669	-
Realized gain (loss) on investments	(1,095)	790	143,540	360,946	(245,147)	1,715,391	(15,921)	-
Change in unrealized gain (loss) on investments	(61,688)	(6,019)	(1,953,356)	385,176	(8,933,888)	1,382,103	(64,737)	-
Reinvested capital gains	-	-	367,222	311,453	1,881,859	1,307,143	19,177	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,871)	2,802	(1,452,531)	1,034,682	(7,334,917)	4,317,470	(60,812)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	547	14,801	-	-	431,694	596,045	-	-
Transfers between funds	85,196	74,159	(739,538)	(251,680)	(1,445,603)	537,118	238,849	-
Redemptions (note 3)	(3,058)	(51,872)	(212,920)	(509,181)	(1,786,477)	(1,944,521)	(75,352)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(1,385)	(4,665)	(11,367)	(22,488)	-	-
Adjustments to maintain reserves	11	(16)	(50)	89	(600)	1,261	(9)	-

Net equity transactions	82,687	37,072	(953,893)	(765,437)	(2,812,353)	(832,585)	163,488	-

Net change in contract owners’ equity	32,816	39,874	(2,406,424)	269,245	(10,147,270)	3,484,885	102,676	-
Contract owners’ equity beginning of period	95,010	55,136	3,066,915	2,797,670	14,312,773	10,827,888	-	-

Contract owners’ equity end of period	$127,826	95,010	660,491	3,066,915	4,165,503	14,312,773	102,676	-

CHANGES IN UNITS:
Beginning units	8,188	4,846	77,884	101,953	481,332	523,251	-	-
Units purchased	7,678	8,675	-	6	121,996	286,824	28,296	-
Units redeemed	(405)	(5,333)	(37,442)	(24,075)	(265,685)	(328,743)	(9,499)	-

Ending units	15,462	8,188	40,444	77,884	337,634	481,332	18,797	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GVIDA		GVIDC		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$657,041	676,043	100,572	119,609	475,818	627,534	1,606,408	2,008,957
Realized gain (loss) on investments	(258,507)	(371,612)	(213,883)	1,170,597	(497,094)	418,779	4,062,121	7,991,069
Change in unrealized gain (loss) on investments	918,154	900,985	(9,780,981)	(1,020,982)	(2,000,184)	(539,167)	(45,170,770)	(5,766,525)
Reinvested capital gains	-	-	2,738,401	736,982	391,823	673,591	9,243,394	2,441,097

Net increase (decrease) in contract owners’ equity resulting from operations	1,316,688	1,205,416	(7,155,891)	1,006,206	(1,629,637)	1,180,737	(30,258,847)	6,674,598

Equity transactions:
Purchase payments received from contract owners (note 3)	319,164	422,675	630,528	706,808	1,032,780	478,428	2,488,149	5,268,719
Transfers between funds	4,035,729	2,124,025	(2,019,167)	(951,295)	2,194,343	(598,162)	(6,865,755)	(549,847)
Redemptions (note 3)	(5,754,457)	(3,460,283)	(2,882,871)	(1,793,206)	(9,246,814)	(5,743,509)	(31,448,223)	(21,372,819)
Annuity benefits	(1,310)	(1,279)	-	-	(26,935)	(5,739)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(51,572)	(52,130)	(31,593)	(32,668)	(51,033)	(92,122)	(223,809)	(251,639)
Adjustments to maintain reserves	(1,584)	413	(218)	(63)	(4,910)	(4,607)	(326)	812

Net equity transactions	(1,454,030)	(966,579)	(4,303,321)	(2,070,424)	(6,102,569)	(5,965,711)	(36,049,964)	(16,904,774)

Net change in contract owners’ equity	(137,342)	238,837	(11,459,212)	(1,064,218)	(7,732,206)	(4,784,974)	(66,308,811)	(10,230,176)
Contract owners’ equity beginning of period	21,928,669	21,689,832	21,382,713	22,446,931	26,564,231	31,349,205	147,143,542	157,373,718

Contract owners’ equity end of period	$21,791,327	21,928,669	9,923,501	21,382,713	18,832,025	26,564,231	80,834,731	147,143,542

CHANGES IN UNITS:
Beginning units	1,761,138	1,841,755	1,378,218	1,511,432	2,184,896	2,682,972	10,650,531	11,881,233
Units purchased	817,361	513,608	172,831	119,503	523,120	432,013	563,977	1,031,393
Units redeemed	(934,080)	(594,225)	(523,244)	(252,717)	(1,045,055)	(930,089)	(3,508,655)	(2,262,095)

Ending units	1,644,424	1,761,138	1,027,805	1,378,218	1,662,960	2,184,896	7,705,854	10,650,531

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMA		GVDMC		NVLCP2		SGRF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$549,463	606,482	668,507	851,044	56	-	(1,876)	(6,320)
Realized gain (loss) on investments	1,719,467	3,422,081	(983,395)	1,363,696	(409)	-	(14,951)	24,204
Change in unrealized gain (loss) on investments	(26,075,322)	(2,199,185)	(8,228,260)	(1,254,249)	155	-	(88,592)	6,739
Reinvested capital gains	5,042,649	1,314,062	1,867,770	1,312,609	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,763,743)	3,143,440	(6,675,378)	2,273,100	(198)	-	(105,419)	24,623

Equity transactions:
Purchase payments received from contract owners (note 3)	897,231	2,147,116	755,995	991,654	-	-	1,368	11,318
Transfers between funds	(3,511,427)	(762,563)	(2,292,761)	15,886	15,880	-	44,289	(539,792)
Redemptions (note 3)	(8,819,029)	(7,052,618)	(12,468,236)	(7,679,610)	(12,483)	-	(39,180)	(17,046)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(71,655)	(130,680)	(49,169)	(133,455)	-	-	(37)	(98)
Adjustments to maintain reserves	(481)	692	(218)	375	7	-	(44)	9

Net equity transactions	(11,505,361)	(5,798,053)	(14,054,389)	(6,805,150)	3,404	-	6,396	(545,609)

Net change in contract owners’ equity	(30,269,104)	(2,654,613)	(20,729,767)	(4,532,050)	3,206	-	(99,023)	(520,986)
Contract owners’ equity beginning of period	65,504,408	68,159,021	47,315,730	51,847,780	-	-	209,775	730,761

Contract owners’ equity end of period	$35,235,304	65,504,408	26,585,963	47,315,730	3,206	-	110,752	209,775

CHANGES IN UNITS:
Beginning units	4,395,960	4,792,606	3,622,567	4,147,288	-	-	19,079	69,651
Units purchased	189,641	378,809	369,462	344,505	1,644	-	11,164	12,397
Units redeemed	(1,095,786)	(775,455)	(1,566,198)	(869,226)	(1,319)	-	(10,960)	(62,969)

Ending units	3,489,803	4,395,960	2,425,833	3,622,567	325	-	19,280	19,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MCIF		MCIF2		SAM		NVMIG6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,434	2,608	(13,599)	(8,007)	356,709	1,196,708	(73)	-
Realized gain (loss) on investments	4,487	61,827	(73,225)	542,588	-	-	(19)	-
Change in unrealized gain (loss) on investments	(525,954)	(16,761)	(2,737,734)	(223,105)	-	-	(6,497)	-
Reinvested capital gains	68,348	38,873	368,969	239,934	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(451,685)	86,547	(2,455,589)	551,410	356,709	1,196,708	(6,589)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	26,081	31,111	79,841	89,351	18,592,334	7,877,977	-	-
Transfers between funds	(80,978)	(69,333)	(434,217)	(476,216)	44,403,794	18,705,744	20,000	-
Redemptions (note 3)	(54,951)	(113,823)	(1,154,177)	(1,222,584)	(45,645,130)	(19,449,153)	-	-
Annuity benefits	-	-	-	-	(408)	(413)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(109)	(4,488)	(6,529)	(15,694)	(162,748)	(89,535)	-	-
Adjustments to maintain reserves	(66)	(11)	(269)	(101)	(152)	1,086	3	-

Net equity transactions	(110,023)	(156,544)	(1,515,351)	(1,625,244)	17,187,690	7,045,706	20,003	-

Net change in contract owners’ equity	(561,708)	(69,997)	(3,970,940)	(1,073,834)	17,544,399	8,242,414	13,414	-
Contract owners’ equity beginning of period	1,289,635	1,359,632	7,656,460	8,730,294	38,742,774	30,500,360	-	-

Contract owners’ equity end of period	$727,927	1,289,635	3,685,520	7,656,460	56,287,173	38,742,774	13,414	-

CHANGES IN UNITS:
Beginning units	79,936	89,807	505,757	611,240	3,594,049	2,927,510	-	-
Units purchased	4,000	2,678	36,398	84,445	7,970,849	4,143,366	2,205	-
Units redeemed	(12,201)	(12,549)	(153,711)	(189,928)	(6,387,967)	(3,476,827)	-	-

Ending units	71,732	79,936	388,437	505,757	5,176,926	3,594,049	2,205	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIV3		GVDIV6		NVMLG2		NVMLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,715	3,232	9,308	48,120	(124)	-	10	-
Realized gain (loss) on investments	(26,333)	26,465	(617,684)	329,473	(935)	-	(499)	-
Change in unrealized gain (loss) on investments	(175,568)	(48,206)	(2,153,903)	(780,478)	(8,149)	-	(1,126)	-
Reinvested capital gains	39,879	26,635	513,397	485,051	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(160,307)	8,126	(2,248,882)	82,166	(9,208)	-	(1,615)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	970	39,974	62,044	414,162	-	-	-	-
Transfers between funds	(36,595)	(41,160)	(1,157,131)	625,022	24,348	-	11,073	-
Redemptions (note 3)	(10,898)	(104,331)	(923,432)	(994,315)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	(4,871)	(6,208)	(11,134)	-	-	-	-
Adjustments to maintain reserves	(45)	14	(189)	99	(1)	-	(2)	-

Net equity transactions	(46,629)	(110,374)	(2,024,916)	33,834	24,347	-	11,071	-

Net change in contract owners’ equity	(206,936)	(102,248)	(4,273,798)	116,000	15,139	-	9,456	-
Contract owners’ equity beginning of period	360,794	463,042	6,236,278	6,120,278	-	-	-	-

Contract owners’ equity end of period	$153,858	360,794	1,962,480	6,236,278	15,139	-	9,456	-

CHANGES IN UNITS:
Beginning units	21,426	26,633	401,003	399,195	-	-	-	-
Units purchased	215	2,612	20,487	163,536	3,000	-	2,132	-
Units redeemed	(4,256)	(7,819)	(182,996)	(161,728)	(597)	-	(628)	-

Ending units	17,385	21,426	238,492	401,003	2,403	-	1,504	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF2		SCVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(89)	-	50	-	(25,178)	(41,019)	(236)	(103)
Realized gain (loss) on investments	(22)	-	(1,022)	-	45,922	290,112	(207,145)	8,931
Change in unrealized gain (loss) on investments	(4,101)	-	(593)	-	(1,246,045)	(4,472)	65,992	(146,717)
Reinvested capital gains	-	-	-	-	-	-	-	87,358

Net increase (decrease) in contract owners’ equity resulting from operations	(4,212)	-	(1,565)	-	(1,225,301)	244,621	(141,389)	(50,531)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	11,721	28,578	68,834	4,231
Transfers between funds	10,615	-	11,021	-	(131,759)	240,933	(276,789)	(64,672)
Redemptions (note 3)	-	-	-	-	(461,444)	(832,264)	(79,695)	(44,555)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,717)	(12,887)	(266)	(759)
Adjustments to maintain reserves	2	-	(1)	-	(119)	(238)	(21)	(3)

Net equity transactions	10,617	-	11,020	-	(585,318)	(575,878)	(287,937)	(105,758)

Net change in contract owners’ equity	6,405	-	9,455	-	(1,810,619)	(331,257)	(429,326)	(156,289)
Contract owners’ equity beginning of period	-	-	-	-	2,993,964	3,325,221	588,544	744,833

Contract owners’ equity end of period	$6,405	-	9,455	-	1,183,345	2,993,964	159,218	588,544

CHANGES IN UNITS:
Beginning units	-	-	-	-	242,695	290,582	39,614	46,188
Units purchased	1,033	-	2,667	-	22,369	54,725	7,526	955
Units redeemed	-	-	(1,259)	-	(83,940)	(102,612)	(30,959)	(7,529)

Ending units	1,033	-	1,408	-	181,123	242,695	16,182	39,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF2		SCF		SCF2		TRF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(22,478)	(38,181)	(2,244)	(9,800)	(31,062)	(86,115)	(110)	(123)
Realized gain (loss) on investments	(843,256)	4,570	(39,532)	46,415	(633,551)	75,929	(19,918)	221
Change in unrealized gain (loss) on investments	(804,413)	(1,436,259)	(402,342)	(142,691)	(2,284,187)	(833,635)	(23,899)	(1,185)
Reinvested capital gains	-	892,763	137,474	119,377	901,822	908,974	9,471	2,708

Net increase (decrease) in contract owners’ equity resulting from operations	(1,670,147)	(577,107)	(306,644)	13,301	(2,046,978)	65,153	(34,456)	1,621

Equity transactions:
Purchase payments received from contract owners (note 3)	50,371	316,255	1,354	26,299	104,993	128,407	1,131	14,763
Transfers between funds	(283,647)	(1,410,417)	(47,690)	(24,327)	(299,175)	(451,488)	76,594	28,759
Redemptions (note 3)	(1,077,759)	(1,145,434)	(20,525)	(162,640)	(904,819)	(662,982)	(74,686)	(472)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,644)	(10,609)	(191)	(7,229)	(4,428)	(9,983)	(399)	-
Adjustments to maintain reserves	(108)	87	(86)	44	(326)	83	(21)	(2)

Net equity transactions	(1,317,787)	(2,250,118)	(67,138)	(167,853)	(1,103,755)	(995,963)	2,619	43,048

Net change in contract owners’ equity	(2,987,934)	(2,827,225)	(373,782)	(154,552)	(3,150,733)	(930,810)	(31,837)	44,669
Contract owners’ equity beginning of period	5,794,363	8,621,588	821,934	976,486	5,988,270	6,919,080	70,849	26,180

Contract owners’ equity end of period	$2,806,429	5,794,363	448,152	821,934	2,837,537	5,988,270	39,012	70,849

CHANGES IN UNITS:
Beginning units	426,358	581,526	49,805	60,219	355,604	413,522	5,948	2,314
Units purchased	62,532	70,154	1,607	4,814	52,321	79,345	9,109	3,713
Units redeemed	(179,567)	(225,322)	(6,865)	(15,228)	(131,107)	(137,263)	(9,263)	(79)

Ending units	309,328	426,358	44,543	49,805	276,811	355,604	5,793	5,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO2		NVSTB2		NVRE2		AMRS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(179)	-	3,146	-	384	-	45	(5,248)
Realized gain (loss) on investments	(3,055)	-	(224)	-	(6,206)	-	(8,158)	7,646
Change in unrealized gain (loss) on investments	(10,823)	-	(6,640)	-	(9,748)	-	(101,756)	(11,351)
Reinvested capital gains	-	-	-	-	-	-	525	5,914

Net increase (decrease) in contract owners’ equity resulting from operations	(14,057)	-	(3,718)	-	(15,570)	-	(109,344)	(3,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	439	-	18,243	-	-	2,824
Transfers between funds	30,668	-	405,830	-	14,324	-	70,741	(377,637)
Redemptions (note 3)	-	-	(5,866)	-	-	-	(1,727)	(12,833)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(7)	(54)
Adjustments to maintain reserves	2	-	11	-	(4)	-	(16)	(46)

Net equity transactions	30,670	-	400,414	-	32,563	-	68,991	(387,746)

Net change in contract owners’ equity	16,613	-	396,696	-	16,993	-	(40,353)	(390,785)
Contract owners’ equity beginning of period	-	-	-	-	-	-	221,991	612,776

Contract owners’ equity end of period	$16,613	-	396,696	-	16,993	-	181,638	221,991

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	20,462	57,725
Units purchased	5,422	-	59,263	-	6,833	-	18,156	13,915
Units redeemed	(2,171)	-	(19,030)	-	(3,785)	-	(6,788)	(51,178)

Ending units	3,251	-	40,233	-	3,048	-	31,830	20,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVCAFS		OVGS3		OVGS4

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,392	(8,098)	(145,932)	(200,155)	2,217	995	1,651	(22,955)
Realized gain (loss) on investments	(61,652)	97,458	441,541	893,692	(30,766)	27,018	(320,467)	693,132
Change in unrealized gain (loss) on investments	(170,813)	(51,485)	(6,571,980)	1,111,698	(377,802)	(28,094)	(4,221,641)	(717,211)
Reinvested capital gains	30,503	1,962	-	-	45,434	35,976	574,625	529,971

Net increase (decrease) in contract owners’ equity resulting from operations	(199,570)	39,837	(6,276,371)	1,805,235	(360,917)	35,895	(3,965,832)	482,937

Equity transactions:
Purchase payments received from contract owners (note 3)	8,868	38,903	232,305	405,201	52,626	29,136	277,906	656,832
Transfers between funds	(16,704)	344,122	(391,438)	(588,379)	76,527	44,023	(759,798)	61,328
Redemptions (note 3)	(71,042)	(420,620)	(1,837,650)	(2,003,928)	(48,266)	(57,931)	(1,493,423)	(1,814,781)
Annuity benefits	-	-	-	-	-	-	(901)	(1,113)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(633)	(9,646)	(18,549)	(31,050)	(269)	(635)	(10,628)	(17,956)
Adjustments to maintain reserves	(16)	(114)	(215)	(200)	(36)	(23)	3,634	671

Net equity transactions	(79,527)	(47,355)	(2,015,547)	(2,218,356)	80,582	14,570	(1,983,210)	(1,115,019)

Net change in contract owners’ equity	(279,097)	(7,518)	(8,291,918)	(413,121)	(280,335)	50,465	(5,949,042)	(632,082)
Contract owners’ equity beginning of period	518,801	526,319	14,864,759	15,277,880	779,614	729,149	10,844,829	11,476,911

Contract owners’ equity end of period	$239,704	518,801	6,572,841	14,864,759	499,279	779,614	4,895,787	10,844,829

CHANGES IN UNITS:
Beginning units	34,139	37,053	1,147,953	1,327,283	45,383	44,501	686,311	761,024
Units purchased	11,974	51,996	87,252	64,049	19,043	7,047	74,902	198,179
Units redeemed	(19,546)	(54,910)	(289,994)	(243,379)	(14,952)	(6,165)	(235,707)	(272,892)

Ending units	26,570	34,139	945,209	1,147,953	49,473	45,383	525,504	686,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,124	2,229	1,457	(3,833)	13,878	(1,435)	76,837	131,488
Realized gain (loss) on investments	(296)	42,375	325,680	891,202	(4,441)	(295)	(180,837)	16,184
Change in unrealized gain (loss) on investments	(360,336)	(42,462)	(3,569,917)	(892,818)	(231,208)	(8,081)	(924,865)	(155,732)
Reinvested capital gains	43,474	40,802	398,180	443,241	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(314,034)	42,944	(2,844,600)	437,792	(221,771)	(9,811)	(1,028,865)	(8,060)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	17,650	(1)	612	3,794	11,587	(112)	39,036
Transfers between funds	(71,494)	(34,556)	(420,454)	(778,562)	46,731	283,577	(179,845)	(385,347)
Redemptions (note 3)	(43,370)	(47,938)	(686,620)	(1,121,357)	(5,566)	(10,258)	(87,080)	(230,421)
Annuity benefits	(3,224)	(3,017)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(481)	(5,337)	(10,138)	(18)	(201)	(762)	(3,138)
Adjustments to maintain reserves	10	209	(209)	53	(33)	12	(181)	(26)

Net equity transactions	(118,078)	(68,133)	(1,112,621)	(1,909,392)	44,908	284,717	(267,980)	(579,896)

Net change in contract owners’ equity	(432,112)	(25,189)	(3,957,221)	(1,471,600)	(176,863)	274,906	(1,296,845)	(587,956)
Contract owners’ equity beginning of period	800,868	826,057	7,710,501	9,182,101	274,906	-	1,538,523	2,126,479

Contract owners’ equity end of period	$368,756	800,868	3,753,280	7,710,501	98,043	274,906	241,678	1,538,523

CHANGES IN UNITS:
Beginning units	43,404	47,987	431,990	538,871	28,659	-	111,717	152,574
Units purchased	-	-	2,573	7,079	22,020	30,128	-	6,337
Units redeemed	(9,500)	(4,583)	(77,665)	(113,960)	(1,730)	(1,469)	(28,480)	(47,194)

Ending units	33,904	43,404	356,893	431,990	48,947	28,659	83,236	111,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVSC		OVSCS		OVGIS		OVSBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,581)	(8,305)	(4,347)	(7,030)	5,500	(80,994)	776,381	408,996
Realized gain (loss) on investments	14,873	102,092	(97,096)	24,082	605,398	1,237,109	132,668	540,866
Change in unrealized gain (loss) on investments	(393,927)	(152,246)	(137,180)	(78,062)	(6,953,402)	(607,993)	(4,378,315)	628,658
Reinvested capital gains	42,009	37,246	30,084	12,186	840,652	-	249,215	-

Net increase (decrease) in contract owners’ equity resulting from operations	(341,626)	(21,213)	(208,539)	(48,824)	(5,501,852)	548,122	(3,220,051)	1,578,520

Equity transactions:
Purchase payments received from contract owners (note 3)	5,080	44,626	22,974	63,506	175,254	355,191	377,048	960,518
Transfers between funds	(6,131)	(115,275)	(44,524)	411,603	(975,459)	(395,774)	1,951,201	2,787,206
Redemptions (note 3)	(26,720)	(56,177)	(98,062)	(93,989)	(2,561,072)	(2,174,222)	(4,498,432)	(4,102,070)
Annuity benefits	-	-	-	-	-	-	(931)	(943)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(360)	(441)	(21)	(163)	(17,607)	(37,124)	(37,357)	(28,784)
Adjustments to maintain reserves	(7)	(38)	(4)	(83)	(213)	48	1,150	441

Net equity transactions	(28,138)	(127,305)	(119,637)	380,874	(3,379,097)	(2,251,881)	(2,207,321)	(383,632)

Net change in contract owners’ equity	(369,764)	(148,518)	(328,176)	332,050	(8,880,949)	(1,703,759)	(5,427,372)	1,194,888
Contract owners’ equity beginning of period	902,144	1,050,662	612,125	280,075	16,243,771	17,947,530	20,747,850	19,552,962

Contract owners’ equity end of period	$532,380	902,144	283,949	612,125	7,362,822	16,243,771	15,320,478	20,747,850

CHANGES IN UNITS:
Beginning units	52,970	60,225	58,304	26,424	1,219,313	1,385,272	1,376,792	1,404,214
Units purchased	3,159	4,576	19,992	77,814	46,604	67,739	470,696	474,685
Units redeemed	(5,278)	(11,831)	(34,739)	(45,934)	(355,093)	(233,698)	(644,627)	(502,107)

Ending units	50,851	52,970	43,562	58,304	910,823	1,219,313	1,202,860	1,376,792

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PVGIB		PVTIGB		PVTSCB		PVTVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,881	(117)	6,487	11,382	1,344	(2,990)	(8,074)	(11,416)
Realized gain (loss) on investments	(251,435)	40,998	10,330	17,378	(34,273)	60,203	19,485	31,815
Change in unrealized gain (loss) on investments	(166,900)	(255,293)	(334,357)	(67,758)	(222,035)	(192,695)	(291,937)	14,970
Reinvested capital gains	115,508	147,855	91,255	84,199	90,362	64,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(296,946)	(66,557)	(226,285)	45,201	(164,602)	(70,771)	(280,526)	35,369

Equity transactions:
Purchase payments received from contract owners (note 3)	4,720	34,828	2,896	16,672	11,158	31,352	6,523	24,813
Transfers between funds	(56,678)	(44,366)	(28,851)	125,731	(32,861)	(82,487)	(58,451)	(99,987)
Redemptions (note 3)	(136,327)	(63,126)	(185,426)	(45,083)	(19,280)	(34,064)	(94,193)	(34,166)
Annuity benefits	-	-	-	-	(2,838)	(2,937)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,277)	(320)	(2,791)	(513)	(208)	(90)	(1,765)	(165)
Adjustments to maintain reserves	10	4	4	(9)	47	53	(34)	(104)

Net equity transactions	(189,552)	(72,980)	(214,168)	96,798	(43,982)	(88,173)	(147,920)	(109,609)

Net change in contract owners’ equity	(486,498)	(139,537)	(440,453)	141,999	(208,584)	(158,944)	(428,446)	(74,240)
Contract owners’ equity beginning of period	886,987	1,026,524	679,135	537,136	441,906	600,850	842,948	917,188

Contract owners’ equity end of period	$400,489	886,987	238,682	679,135	233,322	441,906	414,502	842,948

CHANGES IN UNITS:
Beginning units	59,863	64,212	38,245	32,370	28,244	34,169	70,960	80,396
Units purchased	22,111	17,535	3,206	8,797	2,207	1,512	22,015	5,325
Units redeemed	(37,316)	(21,884)	(17,276)	(2,922)	(5,474)	(7,437)	(37,009)	(14,761)

Ending units	44,660	59,863	24,176	38,245	24,978	28,244	55,966	70,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	STVGI		STVCA		STVVIS		STVMCE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(88)	(148)	(662)	(2,008)	486	(84)	(431)	(1,622)
Realized gain (loss) on investments	889	2,208	1,157	24,133	7,767	48,389	2,418	34,256
Change in unrealized gain (loss) on investments	(25,798)	(6,170)	(31,136)	(8,834)	(53,061)	(38,087)	(28,178)	(35,458)
Reinvested capital gains	4,521	4,116	5,178	6,343	8,279	-	4,356	13,430

Net increase (decrease) in contract owners’ equity resulting from operations	(20,476)	6	(25,463)	19,634	(36,529)	10,218	(21,835)	10,606

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	16	-	(2)	-	11	-
Transfers between funds	(13,261)	(420)	(27,688)	(2,448)	(9,216)	(7,732)	(20,915)	476
Redemptions (note 3)	(1,852)	(6,313)	(33,530)	(188,973)	(28,570)	(144,587)	(17,103)	(106,395)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(968)	(6,995)	(667)	(4,258)	(495)	(3,940)
Adjustments to maintain reserves	(19)	(12)	13	(34)	(31)	(7)	(9)	(15)

Net equity transactions	(15,132)	(6,745)	(62,157)	(198,450)	(38,486)	(156,584)	(38,511)	(109,874)

Net change in contract owners’ equity	(35,608)	(6,739)	(87,620)	(178,816)	(75,015)	(146,366)	(60,346)	(99,268)
Contract owners’ equity beginning of period	65,001	71,740	110,658	289,474	139,317	285,683	85,458	184,726

Contract owners’ equity end of period	$29,393	65,001	23,038	110,658	64,302	139,317	25,112	85,458

CHANGES IN UNITS:
Beginning units	3,573	3,919	7,424	21,833	7,427	15,461	4,471	9,935
Units purchased	220	8	734	80	981	92	315	60
Units redeemed	(1,185)	(354)	(5,539)	(14,489)	(3,270)	(8,126)	(2,556)	(5,524)

Ending units	2,608	3,573	2,620	7,424	5,137	7,427	2,229	4,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	STVSCV		STVIE		STVIGB		DSRG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$531	(193)	-	8	-	123	(1,296)	(2,310)
Realized gain (loss) on investments	(1,676)	1,642	-	742	-	(96)	(3,799)	15,569
Change in unrealized gain (loss) on investments	(70,217)	(26,197)	-	(901)	-	34	(129,665)	11,650
Reinvested capital gains	34,963	25,202	-	281	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,399)	454	-	130	-	61	(134,760)	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)	-	13,737	-	-	-	-	4,346	5,940
Transfers between funds	99	210	-	(1,642)	-	(7,040)	(23,434)	(12,039)
Redemptions (note 3)	(707)	(24,362)	-	(1,093)	-	-	(14,886)	(45,398)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(5)	(61)
Adjustments to maintain reserves	(14)	(6)	-	(3)	-	3	(26)	3

Net equity transactions	(622)	(10,421)	-	(2,738)	-	(7,037)	(34,005)	(51,555)

Net change in contract owners’ equity	(37,021)	(9,967)	-	(2,608)	-	(6,976)	(168,765)	(26,646)
Contract owners’ equity beginning of period	107,713	117,680	-	2,608	-	6,976	387,061	413,707

Contract owners’ equity end of period	$70,692	107,713	-	-	-	-	218,296	387,061

CHANGES IN UNITS:
Beginning units	4,598	5,093	-	112	-	630	33,739	38,573
Units purchased	22	558	-	-	-	-	402	808
Units redeemed	(55)	(1,053)	-	(112)	-	(630)	(4,481)	(5,642)

Ending units	4,565	4,598	-	-	-	-	29,659	33,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACEG2		ACC2		MSVF2		MSVREB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(41,688)	(70,210)	146,320	69,339	62,580	59,364	43,991	(25,902)
Realized gain (loss) on investments	224,506	355,644	(491,526)	1,338,144	(67,957)	(14,925)	(1,251,481)	881,728
Change in unrealized gain (loss) on investments	(2,381,056)	421,832	(5,878,564)	(2,457,488)	(233,970)	41,886	(1,282,486)	(2,322,436)
Reinvested capital gains	-	-	773,276	469,378	-	-	1,181,979	485,757

Net increase (decrease) in contract owners’ equity resulting from operations	(2,198,238)	707,266	(5,450,494)	(580,627)	(239,347)	86,325	(1,307,997)	(980,853)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,089	82,956	209,099	351,535	33,069	440,190	122,847	496,006
Transfers between funds	(446,690)	(258,897)	(1,677,604)	(347,976)	14,957	213,964	(370,085)	(2,119,024)
Redemptions (note 3)	(659,297)	(504,048)	(2,552,140)	(3,377,562)	(374,948)	(986,868)	(638,386)	(781,550)
Annuity benefits	-	-	(538)	(680)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,372)	(5,005)	(16,082)	(34,463)	(90)	(223)	(5,619)	(3,778)
Adjustments to maintain reserves	(162)	(202)	1,489	617	(47)	(37)	(94)	733

Net equity transactions	(1,062,432)	(685,196)	(4,035,776)	(3,408,529)	(327,059)	(332,974)	(891,337)	(2,407,613)

Net change in contract owners’ equity	(3,260,670)	22,070	(9,486,270)	(3,989,156)	(566,406)	(246,649)	(2,199,334)	(3,388,466)
Contract owners’ equity beginning of period	5,143,597	5,121,527	17,547,079	21,536,235	1,945,108	2,191,757	3,981,623	7,370,089

Contract owners’ equity end of period	$1,882,927	5,143,597	8,060,809	17,547,079	1,378,702	1,945,108	1,782,289	3,981,623

CHANGES IN UNITS:
Beginning units	451,594	517,589	1,284,613	1,520,299	171,376	200,767	177,081	266,611
Units purchased	72,088	40,547	74,249	190,268	40,097	93,337	46,493	90,131
Units redeemed	(195,168)	(106,542)	(428,754)	(425,954)	(74,910)	(122,728)	(93,463)	(179,661)

Ending units	328,511	451,594	930,104	1,284,613	136,564	171,376	130,116	177,081

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series I (AVCDI)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - International Growth Fund - Series II (AVIE2)

AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - International Equity Fund II Class (FVIE2)

Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Fidelity Advisor Annuity Fund - High Yield Fund Class (FAAHY)*

Fidelity Advisor Annuity Fund - Overseas Fund Class (FAAOF)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FHI2)

Fidelity(R) VIP - High Income Portfolio - Service Class 2R (FHI2R)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Money Market Portfolio - Initial Class (FMMP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Fidelity(R) VIP - Value Portfolio - Service Class (FVS)

Fidelity(R) VIP - Value Portfolio - Service Class 2 (FV2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Initial Class (FAMGP)

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)

Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)

Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FAM2)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FIGBP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)

Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FAGR2)

Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FBP)

Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)

Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FB2)

Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FGIP)

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)

Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FGI2)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FGO2)

Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FMCP)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

MTB Large Cap Growth Fund II (VFLG2)

MTB Large Cap Value Fund II (VFLV2)

MTB Managed Allocation Fund - Moderate Growth II (VFMG2)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)*

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)*

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Portfolios of the RidgeWorth Variable Trust (RidgeWorth VT) (formerly STI Classic Variable Trust);

RidgeWorth VT - Large Cap Core Equity Fund (STVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

RidgeWorth VT - Large Cap Growth Stock Fund (STVCA)

RidgeWorth VT - Large Cap Value Equity Fund (STVVIS)

RidgeWorth VT - Mid Cap Core Equity Fund (STVMCE)

RidgeWorth VT - Small Cap Value Equity Fund (STVSCV)

Portfolios of the STI Classic Variable Trust;

STI Classic Variable Trust - International Equity Fund (STVIE)*

STI Classic Variable Trust - Investment Grade Bond Fund (STVIGB)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.	-	-	0.05%
10 Year and Disability Waiver for Tax Sheltered Annuities
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.55%	3.65%
(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVBV2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2	AVIE2

0.95%	$2,253,718	17,384	2,599	200	792	2,277	2,546	1,959
1.00%	896,500	3,693	224	-	115	-	53	78
1.05%	216,309	1,089	36	-	344	-	1	62
1.10%	1,463,697	7,932	4,929	1,362	287	2,670	1,977	2,008
1.15%	590,730	4,759	2,305	-	264	-	327	1,386
1.20%	179,441	1,527	1,070	-	269	272	173	185
1.25%	208,611	1,470	1,060	-	-	-	103	168
1.30%	801,796	3,826	846	-	-	-	370	899
1.35%	67,673	436	62	-	16	64	38	75
1.40%	4,450,276	28,079	3,958	203	1,234	26	6,750	1,958
1.45%	266,399	1,559	645	-	1	-	428	361
1.50%	128,040	1,505	4	-	156	-	166	-
1.55%	1,297,381	12,115	2,711	-	690	593	4,027	1,985
1.60%	609,095	12,236	1,344	-	70	-	870	607
1.65%	205,141	1,630	516	-	893	-	47	50
1.70%	166,149	2,876	1,125	-	-	-	400	119
1.75%	211,536	2,172	513	-	28	-	237	201
1.80%	108,600	953	443	-	58	-	231	24
1.85%	116,091	1,308	1,742	-	74	-	815	7
1.90%	44,707	1,072	-	-	-	-	38	-
1.95%	19,916	187	-	-	-	-	-	-
2.00%	115,564	189	269	-	-	-	-	-
2.05%	72,410	518	653	-	132	-	300	-
2.10%	11,505	32	39	-	-	-	29	12
2.15%	44,132	831	116	-	-	-	625	-
2.20%	20,585	-	460	-	-	-	-	-
2.25%	34,672	504	202	-	-	-	157	-
2.30%	9,716	139	-	-	-	-	-	-
2.35%	14,511	1,595	710	-	-	-	97	-
2.40%	2,060	426	-	-	-	-	-	-
2.45%	997	8	-	-	-	-	-	-
2.55%	486	-	-	-	-	-	-	-
2.60%	642	138	105	-	-	-	-	-
2.70%	1,421	-	-	-	-	-	-	-

Totals	$14,630,507	112,188	28,686	1,765	5,423	5,902	20,805	12,144

	AVMCCI	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS

0.95%	$2,618	9,537	9,187	5,015	14,579	2,135	4,420	9,500
1.00%	-	1,234	1,980	403	4,393	-	-	509
1.05%	-	988	187	40	1,422	-	22	-
1.10%	4,276	10,125	4,668	2,371	14,073	4,948	9,524	4,107
1.15%	27	3,925	1,902	1,026	5,641	28	48	910
1.20%	31	934	866	177	1,511	234	121	896
1.25%	-	1,895	231	23	2,786	-	-	1,902
1.30%	-	3,705	1,024	772	1,091	-	-	999
1.35%	119	295	57	16	760	239	1,450	563
1.40%	449	12,059	14,470	6,536	26,487	1,509	3,889	2,963
1.45%	-	1,472	53	282	236	-	-	2,509
1.50%	-	57	575	144	703	248	450	667
1.55%	324	10,277	3,400	4,042	18,264	553	3,742	7,027
1.60%	-	4,919	4,784	2,478	5,416	-	69	7,036
1.65%	-	2,327	165	143	1,260	49	13	1,554
1.70%	-	1,083	1,534	64	1,873	-	-	1,982
1.75%	-	4,261	1,339	1,369	1,713	-	-	1,101
1.80%	-	3,589	266	7	851	-	-	772
1.85%	-	509	579	172	1,335	-	-	604
1.90%	-	1,918	-	1,479	80	-	-	17
1.95%	-	443	-	10	429	-	-	-
2.00%	-	74	330	-	2,113	-	-	-
2.05%	-	254	313	52	32	-	-	200
2.10%	-	116	-	10	72	-	-	16
2.15%	-	2,187	1,036	448	1,133	-	-	125
2.20%	-	-	-	-	166	-	-	-
2.25%	-	1,329	-	678	-	-	-	1,011
2.30%	-	307	-	522	29	-	-	-
2.35%	-	1,095	-	-	-	-	-	98
2.40%	-	307	114	-	89	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$7,844	81,221	49,060	28,279	108,537	9,943	23,748	47,068

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FALFS	FCA2S	FHIBS	FVIE2	FVGS2	FQB	FQBS	FEIP

0.95%	$3,912	4,815	16,152	464	1,563	8,061	18,151	-
1.00%	911	247	1,779	-	-	-	5,850	-
1.05%	61	314	87	98	-	-	274	-
1.10%	3,530	2,186	14,840	1,004	4,842	17,580	18,667	-
1.15%	1,374	2,984	8,619	268	-	1,268	8,293	-
1.20%	172	339	838	-	68	213	2,278	-
1.25%	306	116	1,750	-	-	-	3,458	-
1.30%	1,088	141	1,849	-	32	-	4,773	37,532
1.35%	406	89	240	-	154	389	1,178	-
1.40%	813	2,692	22,186	131	258	1,545	26,660	215,633
1.45%	985	1,255	768	-	-	-	2,031	5,204
1.50%	-	-	463	-	701	861	655	5,820
1.55%	1,191	6,783	19,225	-	761	5,964	30,594	-
1.60%	1,536	744	6,218	-	-	2	5,254	-
1.65%	704	154	1,739	-	76	133	822	-
1.70%	358	78	1,182	-	-	-	4,174	-
1.75%	825	573	4,937	-	-	-	1,689	-
1.80%	458	31	480	-	-	-	1,553	-
1.85%	116	63	3,063	-	-	-	3,376	-
1.90%	-	-	62	-	-	-	111	-
1.95%	-	-	-	-	-	-	50	-
2.00%	49	55	8,856	-	-	-	52	-
2.05%	681	-	-	-	-	-	368	-
2.10%	4	-	179	-	-	-	26	-
2.15%	17	-	-	-	-	-	104	-
2.20%	-	-	-	-	-	-	100	-
2.25%	320	573	-	-	-	-	-	-
2.30%	-	543	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$19,817	24,775	115,512	1,965	8,455	36,016	140,541	264,189

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FEIS	FEI2	FGP	FGS	FG2	FHIP	FHIPR	FHIS

0.95%	$71,333	70,140	-	74,688	47,610	-	-	32,863
1.00%	39,222	17,940	-	75,373	21,620	-	-	24,865
1.05%	15,098	2,899	-	16,876	3,081	-	-	6,544
1.10%	18,860	48,951	-	874	29,052	-	-	231
1.15%	242	25,381	-	232	11,090	-	-	156
1.20%	396	6,449	-	389	5,898	-	-	107
1.25%	171	14,631	-	494	2,275	-	-	21
1.30%	111	6,603	34,004	111	2,368	22,048	-	-
1.35%	1,481	2,548	-	67	2,334	-	-	-
1.40%	1,739	75,260	189,053	217	37,654	161,752	15,288	21
1.45%	1,331	9,496	9,701	1,812	3,927	2,101	366	781
1.50%	884	3,373	7,676	608	568	5,132	-	469
1.55%	8,469	53,128	-	-	23,385	-	-	-
1.60%	69	18,765	-	74	6,835	-	-	-
1.65%	109	7,185	-	167	2,489	-	-	-
1.70%	-	6,858	-	20	4,998	-	-	-
1.75%	-	8,746	-	-	627	-	-	-
1.80%	199	6,260	-	-	1,462	-	-	-
1.85%	-	4,520	-	-	2,129	-	-	-
1.90%	-	144	-	-	185	-	-	-
1.95%	-	1,111	-	-	-	-	-	-
2.00%	-	4,452	-	-	986	-	-	-
2.05%	-	2,528	-	-	3,138	-	-	-
2.10%	-	24	-	-	10	-	-	-
2.15%	-	1,277	-	-	325	-	-	-
2.20%	-	178	-	-	-	-	-	-
2.25%	-	644	-	-	1,071	-	-	-
2.30%	-	183	-	-	-	-	-	-
2.35%	-	360	-	-	97	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	9	-	-	-
2.55%	-	101	-	-	-	-	-	-
2.60%	-	26	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$159,714	400,161	240,434	172,002	215,223	191,033	15,654	66,058

	FHI2	FHI2R	FHISR	FMMP	FOP	FOS	FO2	FO2R

0.95%	$21,933	3,594	3,484	31,973	-	27,303	18,679	15,704
1.00%	10,947	446	871	31,623	-	25,427	10,382	4,696
1.05%	2,340	78	457	9,629	-	2,851	652	864
1.10%	11,669	2,394	-	6,396	-	171	5,928	7,251
1.15%	6,354	3,672	-	2,358	-	336	2,709	5,022
1.20%	2,133	328	7	253	-	203	1,175	1,691
1.25%	2,249	237	-	1,539	-	66	551	581
1.30%	944	1,298	-	32,659	40,714	16	120	2,858
1.35%	663	44	-	-	-	-	120	433
1.40%	29,660	4,433	-	169,485	216,443	76	8,129	19,663
1.45%	4,061	106	-	2,607	3,265	1,667	471	308
1.50%	935	-	-	8,136	1,540	53	517	317
1.55%	13,517	3,076	-	4,254	-	-	5,764	13,501
1.60%	4,803	2,529	-	1,393	-	-	915	2,676
1.65%	1,687	177	-	212	-	-	1,016	1,906
1.70%	628	66	-	92	-	31	223	777
1.75%	1,986	-	-	9	-	-	363	1,933
1.80%	151	12	-	8	-	-	23	2,999
1.85%	51	179	-	1	-	-	-	616
1.90%	17	-	-	-	-	-	-	15
1.95%	493	-	-	11	-	-	483	61
2.00%	247	1,606	-	-	-	-	131	3,257
2.05%	-	9	-	-	-	-	-	-
2.10%	6	-	-	-	-	-	16	17
2.15%	-	-	-	-	-	-	331	-
2.20%	-	-	-	-	-	-	-	-
2.25%	76	-	-	106	-	-	84	192
2.30%	-	-	-	-	-	-	225	711
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	227
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$117,550	24,284	4,819	302,744	261,962	58,200	59,007	88,276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FOSR	FVS	FV2	FAMGP	FAMGS	FAMG2	FAMP	FAMS

0.95%	$5,021	2,263	1,492	-	8,818	4,182	-	12,700
1.00%	1,211	1,344	385	-	10,007	3,411	-	10,874
1.05%	662	170	1,026	-	1,060	109	-	3,760
1.10%	2,242	74	1,382	-	165	1,599	-	-
1.15%	-	-	793	-	-	310	-	-
1.20%	83	-	140	-	31	147	-	-
1.25%	-	-	-	-	15	403	-	-
1.30%	-	-	-	4,650	-	-	7,787	-
1.35%	20	-	95	-	-	-	-	-
1.40%	408	-	2,837	27,011	248	941	42,539	-
1.45%	1,095	-	130	1,110	-	723	1,349	-
1.50%	-	-	-	366	48	379	256	56
1.55%	163	-	2,065	-	-	306	-	-
1.60%	-	-	-	-	-	117	-	-
1.65%	-	-	60	-	-	46	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	5	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	46	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$10,905	3,851	10,410	33,137	20,392	12,719	51,931	27,390

	FAM2	FCP	FCS	FC2	FIP	FIGBP	FAGRS	FAGR2

0.95%	$5,953	-	109,009	87,254	101,816	56,783	491	3,083
1.00%	4,605	-	88,429	28,915	59,657	34,506	130	422
1.05%	703	-	19,596	4,683	14,130	16,135	-	205
1.10%	1,729	-	18,705	53,357	11,437	10,558	-	2,572
1.15%	2,190	-	260	22,085	2,357	2,772	-	1,984
1.20%	326	-	971	10,298	2,048	1,377	-	611
1.25%	1,321	-	265	12,063	1,253	813	-	137
1.30%	-	78,329	178	12,516	32,380	31,884	-	177
1.35%	-	-	668	3,525	926	86	-	193
1.40%	3,298	386,269	1,736	92,946	171,421	163,438	-	7,571
1.45%	864	11,112	4,528	8,248	12,090	7,592	-	839
1.50%	924	4,033	952	5,740	5,159	2,682	-	117
1.55%	1,036	-	1,679	110,155	9,839	6,541	-	4,841
1.60%	574	-	122	22,044	113	164	-	3,798
1.65%	79	-	326	9,758	628	159	-	264
1.70%	174	-	16	9,666	403	335	-	301
1.75%	-	-	-	12,617	9	9	-	173
1.80%	-	-	162	11,750	31	238	-	296
1.85%	-	-	60	5,682	-	9	-	1,022
1.90%	-	-	-	271	-	1	-	-
1.95%	-	-	-	2,318	26	33	-	437
2.00%	-	-	-	7,173	90	194	-	56
2.05%	-	-	-	3,059	-	-	-	-
2.10%	-	-	-	331	-	-	-	-
2.15%	-	-	-	2,541	-	-	-	500
2.20%	-	-	-	1,314	-	-	-	-
2.25%	-	-	-	3,191	-	-	-	676
2.30%	-	-	-	266	-	-	-	-
2.35%	-	-	-	757	-	-	-	94
2.40%	-	-	-	86	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	50	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$23,776	479,743	247,662	544,659	425,813	336,309	621	30,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FBP	FBS	FB2	FDCAS	FDCA2	FGIP	FGIS	FGI2

0.95%	$-	34,681	12,343	2,662	5,394	-	49,085	20,845
1.00%	-	22,034	10,170	217	2,240	-	45,320	11,658
1.05%	-	5,296	759	-	366	-	17,105	2,197
1.10%	-	362	6,650	-	3,280	-	-	12,457
1.15%	-	127	1,202	-	2,055	-	142	6,398
1.20%	-	7	732	36	729	-	301	3,302
1.25%	-	-	1,194	-	972	-	398	2,537
1.30%	46,384	46	27	-	102	18,269	16	1,445
1.35%	-	-	560	-	28	-	-	857
1.40%	271,601	-	7,144	-	5,670	109,314	143	15,031
1.45%	1,917	-	2,747	-	1,236	3,224	161	2,445
1.50%	1,597	55	841	-	501	2,027	-	538
1.55%	-	-	6,540	-	6,246	-	-	14,014
1.60%	-	-	985	-	234	-	-	3,406
1.65%	-	-	724	-	341	-	-	1,480
1.70%	-	26	126	-	40	-	25	1,009
1.75%	-	-	9	-	453	-	-	2,711
1.80%	-	-	76	-	39	-	-	1,453
1.85%	-	-	-	-	121	-	-	1,141
1.90%	-	-	-	-	64	-	-	67
1.95%	-	-	698	-	-	-	-	453
2.00%	-	-	185	-	-	-	-	-
2.05%	-	-	-	-	181	-	-	1,168
2.10%	-	-	-	-	-	-	-	17
2.15%	-	-	-	-	204	-	-	360
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	347	-	-	469
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	207	-	-	332
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	9
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	26
2.70%	-	-	-	-	-	-	-	-

Totals	$321,499	62,634	53,712	2,915	31,050	132,834	112,696	107,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FGOP	FGOS	FGO2	FMCP	FMCS	FMC2	FVSS	FVSS2

0.95%	$-	55,472	9,610	-	57,463	97,478	625	8,647
1.00%	-	52,697	7,104	-	38,746	37,230	-	3,536
1.05%	-	11,041	517	-	7,167	2,841	-	184
1.10%	-	705	2,002	-	1,160	58,641	2,263	4,026
1.15%	-	38	1,598	-	467	18,747	224	3,667
1.20%	-	128	1,034	-	320	8,801	-	443
1.25%	-	351	415	-	205	10,171	27	1,433
1.30%	98,214	68	46	46,228	42	5,647	-	2,746
1.35%	-	-	420	-	-	3,510	-	307
1.40%	579,128	384	2,339	-	6	82,663	65	7,631
1.45%	4,474	-	624	-	3,928	10,432	-	794
1.50%	4,292	394	476	-	289	5,148	-	953
1.55%	-	-	984	-	-	93,347	731	7,953
1.60%	-	-	35	-	-	13,156	-	3,628
1.65%	-	-	68	-	165	5,043	-	2,158
1.70%	-	11	49	-	-	6,898	-	817
1.75%	-	-	-	-	-	6,758	-	1,080
1.80%	-	-	24	-	-	5,528	-	608
1.85%	-	-	-	-	28	3,535	-	658
1.90%	-	-	-	-	-	3,428	-	490
1.95%	-	-	-	-	-	749	-	-
2.00%	-	-	-	-	-	16,582	-	703
2.05%	-	-	-	-	-	4,806	-	2,894
2.10%	-	-	-	-	-	99	-	20
2.15%	-	-	-	-	-	1,886	-	434
2.20%	-	-	-	-	-	559	-	694
2.25%	-	-	119	-	-	5,610	-	1,776
2.30%	-	-	-	-	-	453	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	63	-	32
2.45%	-	-	-	-	-	4	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$686,108	121,289	27,464	46,228	109,986	509,813	3,935	58,312

	TIF	FTVFA2	FTVRDI	JARLCS	MIGSC	MMCGSC	MNDSC	MVFSC

0.95%	$778	64	5,533	428	5,572	8,700	3,947	11,037
1.00%	-	-	-	192	32	1,005	281	2,845
1.05%	57	-	-	25	142	63	98	1,140
1.10%	3,438	5	13,475	293	3,386	4,259	4,861	11,170
1.15%	-	-	49	28	6,307	2,112	4,529	9,534
1.20%	26	-	414	350	1,023	810	242	1,429
1.25%	-	1	-	-	1,285	959	445	556
1.30%	-	-	50	172	1,616	2,954	1,762	4,205
1.35%	94	-	725	2	180	563	181	257
1.40%	308	79	1,423	482	5,793	10,997	7,197	15,373
1.45%	-	-	-	49	918	1,000	47	1,920
1.50%	-	-	388	54	17	225	170	261
1.55%	407	126	3,603	462	1,918	6,485	2,122	14,104
1.60%	-	102	-	108	2,236	6,680	1,104	7,801
1.65%	-	-	21	464	1,663	1,546	363	3,775
1.70%	-	-	-	379	2,228	575	312	2,651
1.75%	-	-	-	44	1,609	1,440	313	5,350
1.80%	-	-	-	29	562	471	52	379
1.85%	-	-	-	19	1,232	916	257	2,435
1.90%	-	-	-	-	74	1,049	-	99
1.95%	-	-	-	-	233	713	-	630
2.00%	-	-	-	-	180	1,106	302	1,043
2.05%	-	-	-	133	1,093	897	366	421
2.10%	-	-	-	44	103	104	-	71
2.15%	-	-	-	492	1,758	771	-	-
2.20%	-	-	-	-	293	217	-	553
2.25%	-	-	-	182	207	1,284	-	182
2.30%	-	-	-	-	825	203	-	-
2.35%	-	-	-	-	4,064	690	-	-
2.40%	-	-	-	-	455	-	-	-
2.45%	-	-	-	-	9	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	258	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$5,108	377	25,681	4,431	47,271	58,797	28,954	99,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	VFLG2	VFLV2	VFMG2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.95%	$6,425	5,426	62,608	9,819	4,031	10,102	7,968	753
1.00%	-	-	-	6,841	1,322	4,749	796	341
1.05%	-	-	247	487	638	437	279	-
1.10%	10,928	15,463	128,238	12,571	4,295	4,061	5,689	1,039
1.15%	-	50	14,652	737	992	690	449	1,449
1.20%	127	452	5,798	143	657	380	361	9
1.25%	-	34	894	304	68	339	61	-
1.30%	-	-	2,713	108	956	622	411	212
1.35%	242	341	4,255	395	56	99	286	32
1.40%	3,217	3,206	14,408	15,337	7,603	5,971	3,692	781
1.45%	-	-	-	175	40	262	120	29
1.50%	-	247	3,683	112	-	143	7	-
1.55%	3,143	5,939	35,374	19,219	3,802	5,663	3,441	558
1.60%	-	-	2,485	410	1,649	953	1,460	585
1.65%	-	88	769	568	1,393	724	2,077	135
1.70%	-	-	68	2,252	763	541	653	-
1.75%	-	-	-	1,073	511	959	40	39
1.80%	-	-	499	2,810	1,461	331	2,157	-
1.85%	-	-	110	1,731	1,060	1,325	326	148
1.90%	-	-	-	26	-	-	12	-
1.95%	-	-	-	173	-	-	-	-
2.00%	-	-	-	45	-	372	555	-
2.05%	-	-	-	223	-	237	-	122
2.10%	-	-	-	86	-	43	42	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$24,082	31,246	276,801	75,645	31,297	39,003	30,882	6,232

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

0.95%	$-	57	520	114	16	-	-	19
1.00%	-	-	348	343	158	-	-	-
1.05%	-	-	-	-	31	-	-	-
1.10%	-	44	-	95	641	34	-	-
1.15%	-	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	32
1.25%	-	-	-	-	-	-	-	-
1.30%	-	146	-	-	-	-	77	-
1.35%	-	-	-	-	-	-	-	-
1.40%	9	-	115	686	483	14	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	463	-	110	-	-	290	117
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	8	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	79	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$9	789	983	1,348	1,329	56	367	168

	HIBF3	GEM2	GEM6	NVIE6	GBF	GVIDA	GVIDC	GVIDM

0.95%	$-	4,509	17,999	164	49,659	19,381	36,458	174,252
1.00%	-	922	8,709	83	8,284	1,053	1,716	7,101
1.05%	-	133	2,528	-	4,505	823	1,440	5,683
1.10%	1,180	3,697	6,743	33	39,545	30,403	45,483	207,010
1.15%	-	766	3,130	-	12,493	7,539	29,892	135,391
1.20%	-	143	1,897	-	4,425	1,214	13,940	36,442
1.25%	-	208	523	-	3,830	1,834	5,648	41,478
1.30%	-	668	2,923	-	6,721	12,334	15,766	66,689
1.35%	42	-	900	-	2,010	1,698	4,554	5,697
1.40%	-	7,192	24,997	123	63,116	38,057	43,824	262,105
1.45%	-	99	596	11	3,056	19,653	1,955	31,701
1.50%	-	867	341	-	2,294	1,212	1,759	6,572
1.55%	721	3,923	19,671	44	29,764	9,174	28,911	194,943
1.60%	-	215	4,651	87	21,367	25,389	21,322	165,515
1.65%	-	25	5,018	-	10,540	15,222	15,339	25,924
1.70%	-	8	1,348	-	2,381	8,339	7,861	27,202
1.75%	-	-	3,688	-	3,693	3,820	12,193	46,523
1.80%	-	-	5,602	127	1,540	3,670	3,270	14,633
1.85%	-	107	2,476	-	6,065	1,456	6,584	11,451
1.90%	-	-	74	-	957	5,126	-	12,275
1.95%	-	-	74	-	58	101	1,102	2,133
2.00%	-	910	18,052	-	8,644	2,643	16	5,213
2.05%	-	459	33	-	433	14,932	211	6,418
2.10%	-	-	29	-	28	-	14	1,735
2.15%	-	-	-	-	-	471	2,317	5,632
2.20%	-	-	-	-	-	382	-	845
2.25%	-	-	178	-	-	3,719	281	2,928
2.30%	-	-	48	-	233	421	-	240
2.35%	-	-	-	-	60	310	-	1,185
2.40%	-	-	-	-	-	-	-	187
2.45%	-	-	-	-	-	-	-	663
2.55%	-	-	-	-	-	-	-	158
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$1,943	24,851	132,228	672	285,701	230,376	301,856	1,505,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDMA	GVDMC	NVLCP2	SGRF2	MCIF	MCIF2	SAM	NVMIG6

0.95%	$98,840	51,529	30	552	2,659	12,629	113,523	-
1.00%	3,739	2,652	-	132	-	1,537	44,268	73
1.05%	770	1,173	-	-	-	575	5,240	-
1.10%	66,449	83,099	-	629	6,177	8,711	88,445	-
1.15%	34,687	50,153	-	56	406	5,067	19,203	-
1.20%	10,692	6,293	-	104	126	1,077	8,636	-
1.25%	30,018	13,033	-	20	-	325	6,048	-
1.30%	15,788	34,195	-	-	-	3,863	3,976	-
1.35%	4,136	3,334	-	-	234	831	2,610	-
1.40%	158,135	81,923	-	42	1,182	17,465	123,066	-
1.45%	30,448	9,921	-	-	-	1,220	4,835	-
1.50%	4,085	4,755	-	-	403	147	3,449	-
1.55%	45,371	68,636	-	292	981	6,888	92,606	-
1.60%	61,516	50,970	-	20	75	5,469	17,353	-
1.65%	28,332	13,665	-	-	-	773	5,675	-
1.70%	16,290	8,051	-	-	-	1,544	8,073	-
1.75%	12,194	12,114	-	29	-	3,022	4,289	-
1.80%	4,985	1,249	-	-	-	570	3,629	-
1.85%	9,705	2,261	-	-	-	86	6,095	-
1.90%	6,198	174	-	-	-	456	581	-
1.95%	164	488	-	-	-	-	2,075	-
2.00%	3,407	1,179	-	-	-	196	5,175	-
2.05%	3,824	3,967	-	-	-	1,148	5,758	-
2.10%	5,328	-	-	-	-	19	1,729	-
2.15%	11,197	1,438	-	-	-	282	677	-
2.20%	9,239	1,722	-	-	-	-	2,157	-
2.25%	999	160	-	-	-	860	2,546	-
2.30%	127	-	-	-	-	581	1,009	-
2.35%	846	49	-	-	-	49	126	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	3	260	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	1,421	-	-	-	-	-	-	-

Totals	$678,930	508,183	30	1,876	12,243	75,393	583,112	73

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF

0.95%	$418	9,457	12	12	-	33	4,893	434
1.00%	-	2,211	-	-	-	-	1,243	-
1.05%	-	978	-	-	-	-	159	-
1.10%	1,827	4,770	-	-	-	-	2,081	3,262
1.15%	-	3,400	-	-	-	-	1,028	-
1.20%	-	131	-	-	-	-	557	74
1.25%	-	1,215	-	-	-	-	963	-
1.30%	-	784	-	-	-	-	526	-
1.35%	-	595	-	-	-	-	32	-
1.40%	623	11,889	153	37	-	-	4,260	269
1.45%	-	100	-	-	-	-	73	-
1.50%	-	86	-	-	-	-	-	-
1.55%	356	9,594	-	-	89	-	3,126	432
1.60%	-	1,371	-	-	-	-	1,263	-
1.65%	-	1,620	-	-	-	-	244	-
1.70%	-	1,351	-	-	-	-	334	-
1.75%	-	1,267	-	-	-	-	399	-
1.80%	-	360	-	-	-	-	158	-
1.85%	-	248	-	-	-	-	2,102	-
1.90%	-	13	-	-	-	-	-	-
1.95%	-	114	-	-	-	-	110	-
2.00%	-	459	-	-	-	-	110	-
2.05%	-	-	-	-	-	-	410	-
2.10%	-	19	-	-	-	-	9	-
2.15%	-	-	-	-	-	-	589	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	522	-	-	-	-	506	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$3,224	52,554	165	49	89	33	25,178	4,471

	SCVF2	SCF	SCF2	TRF2	NVNMO2	NVSTB2	NVRE2	AMRS

0.95%	$11,045	2,022	9,283	174	77	640	23	106
1.00%	1,553	-	2,252	9	-	172	-	-
1.05%	1,434	-	361	-	-	-	-	1
1.10%	4,234	2,915	7,576	285	-	6	3	1,240
1.15%	1,866	-	4,838	-	-	9	9	-
1.20%	886	33	1,142	-	-	32	-	-
1.25%	717	-	599	-	-	-	-	28
1.30%	511	-	799	140	-	-	-	-
1.35%	384	91	252	-	-	-	-	-
1.40%	9,286	471	9,319	129	81	85	45	199
1.45%	147	-	507	-	-	-	-	32
1.50%	1,157	113	116	-	-	-	-	-
1.55%	5,466	1,958	7,960	-	21	-	-	388
1.60%	3,230	-	2,678	91	-	110	-	282
1.65%	1,166	27	505	-	-	-	-	2
1.70%	396	-	1,983	-	-	-	152	-
1.75%	3,108	-	1,231	-	-	-	-	28
1.80%	353	-	526	-	-	-	-	64
1.85%	3,160	-	1,198	-	-	-	-	-
1.90%	-	-	43	-	-	-	-	-
1.95%	-	-	426	-	-	-	-	-
2.00%	8,562	-	2,348	-	-	610	-	-
2.05%	-	-	443	-	-	-	-	-
2.10%	20	-	31	-	-	-	-	-
2.15%	1,254	-	-	-	-	-	-	-
2.20%	476	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$60,411	7,630	56,416	828	179	1,664	232	2,370

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI

0.95%	$479	23,495	1,894	17,823	3,372	10,170	871	1,965
1.00%	57	861	-	5,670	-	2,313	-	-
1.05%	240	150	-	2,927	-	155	-	-
1.10%	163	21,810	3,566	9,450	2,226	10,193	1,251	8,683
1.15%	74	8,829	105	4,108	-	8,020	-	495
1.20%	-	3,327	32	1,143	-	551	-	24
1.25%	195	3,506	-	3,358	-	1,802	-	29
1.30%	-	5,553	-	2,467	-	1,356	-	-
1.35%	5	1,473	138	969	20	265	-	165
1.40%	1,594	25,249	1,882	19,375	25	16,335	232	515
1.45%	415	3,851	-	146	-	235	-	-
1.50%	182	905	337	53	-	972	5	-
1.55%	824	16,768	149	13,040	1,127	9,311	3	224
1.60%	461	9,790	-	5,085	-	4,054	-	-
1.65%	137	2,759	-	1,963	-	571	-	34
1.70%	423	1,548	-	2,061	-	1,556	-	-
1.75%	155	2,969	-	2,793	-	1,536	-	-
1.80%	656	802	-	4,639	-	6	-	-
1.85%	170	2,042	-	1,285	-	1,815	-	-
1.90%	-	2,138	-	4	-	-	-	-
1.95%	-	953	-	175	-	1,466	-	-
2.00%	-	367	-	2,409	-	74	-	-
2.05%	-	2,797	-	266	-	-	-	-
2.10%	-	75	-	142	-	43	-	-
2.15%	-	600	-	210	-	-	-	-
2.20%	203	430	-	168	-	-	-	-
2.25%	-	520	-	-	-	-	-	-
2.30%	-	512	-	-	-	-	-	-
2.35%	96	1,513	-	-	-	-	-	-
2.40%	-	301	-	-	-	-	-	-
2.45%	-	-	-	3	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	39	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$6,529	145,932	8,103	101,732	6,770	72,799	2,362	12,134

	OVSC	OVSCS	OVGIS	OVSBS	PVGIB	PVTIGB	PVTSCB	PVTVB

0.95%	$2,268	732	23,345	44,406	694	499	740	1,180
1.00%	-	281	1,618	10,721	123	151	-	111
1.05%	96	97	143	3,853	-	-	-	-
1.10%	4,449	1,822	22,449	33,948	455	3,186	2,530	2,408
1.15%	55	113	8,328	19,595	414	-	-	-
1.20%	107	183	4,497	3,469	149	-	-	69
1.25%	-	27	2,979	5,682	-	-	-	-
1.30%	-	166	2,926	6,072	2,499	-	-	608
1.35%	34	-	1,241	1,525	-	213	190	63
1.40%	601	737	30,408	46,459	2,092	957	-	336
1.45%	-	10	2,093	3,543	48	-	-	772
1.50%	-	-	1,105	3,879	-	-	356	434
1.55%	754	840	21,997	30,963	473	192	-	1,089
1.60%	-	627	12,298	11,971	142	-	-	25
1.65%	-	-	2,688	3,338	-	-	-	-
1.70%	-	-	2,836	4,842	9	192	-	60
1.75%	-	100	2,828	11,677	121	-	-	268
1.80%	-	31	897	7,185	14	-	-	-
1.85%	-	23	2,218	5,668	201	-	-	10
1.90%	-	-	4,104	674	-	-	-	32
1.95%	-	-	210	8	-	-	-	-
2.00%	-	-	150	3,474	-	-	-	-
2.05%	-	5	2,017	383	-	-	-	475
2.10%	-	-	254	158	16	-	-	-
2.15%	-	-	227	209	27	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	571	-	-	-	-	134
2.30%	-	-	-	238	75	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	8	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$8,364	5,794	154,435	263,940	7,552	5,390	3,816	8,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	STVGI	STVCA	STVVIS	STVMCE	STVSCV	DSRG	ACEG2	ACC2

0.95%	$24	-	-	-	556	864	4,373	25,438
1.00%	-	-	-	-	-	-	629	5,024
1.05%	-	-	-	-	-	-	337	1,453
1.10%	-	-	-	-	40	1,811	4,112	19,526
1.15%	313	-	405	-	-	-	4,756	9,181
1.20%	-	-	-	-	-	-	771	1,556
1.25%	-	-	-	-	-	19	2,464	4,150
1.30%	-	-	-	-	-	-	1,896	5,137
1.35%	-	-	-	-	-	-	109	381
1.40%	-	-	-	-	460	289	11,360	34,899
1.45%	107	121	-	372	-	-	1,075	2,715
1.50%	-	74	91	-	-	-	1,725	3,026
1.55%	-	-	-	-	-	778	2,097	21,093
1.60%	-	258	180	134	-	-	3,139	9,071
1.65%	-	67	40	41	-	-	1,966	4,244
1.70%	-	-	-	-	-	-	1,129	4,540
1.75%	-	-	-	-	-	-	2,366	8,374
1.80%	75	104	179	82	-	-	314	2,001
1.85%	-	136	98	74	-	-	1,740	1,789
1.90%	-	-	410	-	-	-	312	340
1.95%	-	-	-	-	-	-	-	518
2.00%	-	-	-	-	-	-	49	69
2.05%	-	-	-	-	-	-	1,078	1,838
2.10%	-	-	-	-	-	-	66	166
2.15%	-	-	-	-	-	-	-	1,408
2.20%	-	-	-	-	-	-	175	254
2.25%	-	-	-	-	-	-	786	-
2.30%	-	-	-	-	-	-	143	257
2.35%	-	-	-	-	-	-	-	81
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	9	3
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-

Totals	$519	760	1,403	703	1,056	3,761	48,976	168,532

	MSVF2	MSVREB

0.95%	$6,537	6,923
1.00%	1,126	1,124
1.05%	-	1,305
1.10%	1,821	2,961
1.15%	1,730	2,376
1.20%	1	397
1.25%	-	911
1.30%	153	1,294
1.35%	-	243
1.40%	1,108	8,973
1.45%	346	185
1.50%	68	959
1.55%	4,626	6,570
1.60%	1,884	1,411
1.65%	103	997
1.70%	225	556
1.75%	532	395
1.80%	-	1,014
1.85%	1,168	1,586
1.90%	-	77
1.95%	-	-
2.00%	-	150
2.05%	473	264
2.10%	8	48
2.15%	93	-
2.20%	-	-
2.25%	-	-
2.30%	-	398
2.35%	-	-
2.40%	-	-
2.45%	-	-
2.55%	-	-
2.60%	-	-
2.70%	-	-

Totals	$22,002	41,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $13,044,716 and $27,710,944, respectively, and total transfers from the Account to the fixed account were $43,755,437 and $11,954,587, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $318 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,839,544 and $147,640 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$774,663,018	0	$774,663,018

Accounts Receivable of $151,962 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95%	to	2.60%	708,705	$6.39	to	5.69	$4,419,408	0.44%	-52.36%	to	-53.25%
2007	0.95%	to	2.60%	938,809	13.42	to	12.18	12,325,218	0.32%	0.40%	to	-1.24%
2006	0.95%	to	2.60%	1,147,537	13.37	to	12.33	15,064,760	0.12%	11.87%	to	10.06%
2005	0.95%	to	2.60%	1,394,538	11.95	to	11.20	16,429,623	0.00%	4.43%	to	2.73%
2004	0.95%	to	2.60%	1,498,502	11.44	to	10.90	16,966,976	0.00%	9.79%	to	8.05%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95%	to	2.60%	182,489	7.35	to	6.54	1,304,807	0.00%	-43.17%	to	-44.19%
2007	0.95%	to	2.60%	230,439	12.93	to	11.73	2,909,473	0.00%	10.67%	to	8.86%
2006	0.95%	to	2.60%	267,318	11.68	to	10.77	3,059,928	0.00%	5.05%	to	3.35%
2005	0.95%	to	2.60%	290,170	11.12	to	10.42	3,175,311	0.00%	7.55%	to	5.80%
2004	0.95%	to	2.60%	330,900	10.34	to	9.85	3,375,836	0.00%	5.32%	to	3.63%
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.95%	to	1.40%	11,561	8.62	to	8.37	98,659	0.00%	-47.53%	to	-47.85%
2007	0.95%	to	1.40%	13,747	16.43	to	16.05	223,985	0.00%	9.79%	to	9.36%
2006	0.95%	to	1.40%	16,306	14.97	to	14.68	242,377	0.00%	15.42%	to	14.97%
2005	0.95%	to	1.40%	16,278	12.97	to	12.77	209,927	0.00%	8.57%	to	8.13%
2004	0.95%	to	1.40%	16,085	11.95	to	11.81	191,366	0.00%	14.40%	to	13.98%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95%	to	2.05%	26,173	7.92	to	9.88	217,628	0.00%	-47.63%	to	-48.29%
2007	0.95%	to	2.05%	44,378	15.12	to	19.11	736,261	0.00%	9.49%	to	8.34%
2006	0.95%	to	1.80%	32,190	13.81	to	17.80	487,463	0.00%	15.15%	to	14.25%
2005	0.95%	to	1.80%	19,368	11.99	to	15.58	252,192	0.00%	8.23%	to	7.36%
2004	0.95%	to	1.80%	7,100	11.08	to	14.52	83,456	0.00%	10.78%	to	10.19	%(a) (b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95%	to	1.55%	49,846	8.04	to	8.98	403,209	2.08%	-30.81%	to	-31.27%
2007	0.95%	to	1.55%	53,441	11.61	to	13.06	624,683	1.12%	7.08%	to	6.50%
2006	0.95%	to	1.55%	57,148	10.85	to	12.26	624,218	1.07%	8.46%	to	8.06	%(a) (b)
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	0.95%	to	2.35%	136,524	7.99	to	7.69	1,078,893	1.81%	-30.98%	to	-32.00%
2007	0.95%	to	2.35%	167,172	11.57	to	11.31	1,920,889	0.75%	6.85%	to	5.39%
2006	0.95%	to	2.35%	272,774	10.83	to	10.73	2,946,445	1.04%	8.29%	to	7.27	%(a) (b)
AIM VIF - International Growth Fund - Series II (AVIE2)
2008	0.95%	to	2.10%	47,870	13.13	to	12.15	616,506	0.41%	-41.11%	to	-41.86%
2007	0.95%	to	2.10%	65,393	22.30	to	20.89	1,435,476	0.34%	13.35%	to	12.14%
2006	0.95%	to	2.30%	91,233	19.67	to	18.45	1,774,544	0.90%	26.67%	to	25.07%
2005	0.95%	to	2.30%	110,019	15.53	to	14.75	1,692,289	0.55%	16.59%	to	15.10%
2004	0.95%	to	2.30%	128,816	13.32	to	12.81	1,704,214	0.47%	22.53%	to	20.98%
AIM VIF - Mid Cap Core Equity Fund - Series I (AVMCCI)
2008	0.95%	to	1.55%	48,207	11.03	to	10.62	527,777	1.53%	-29.20%	to	-29.66%
2007	0.95%	to	1.55%	53,323	15.58	to	15.09	825,585	0.22%	8.50%	to	7.90%
2006	0.95%	to	1.65%	61,022	14.36	to	13.92	871,512	0.95%	10.19%	to	9.45%
2005	0.95%	to	1.75%	63,405	13.03	to	12.67	822,685	0.54%	6.60%	to	5.79%
2004	0.95%	to	1.75%	59,558	12.23	to	11.98	725,829	0.17%	12.74%	to	11.92%
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	50,633	11.15	to	9.24	555,376	0.86%	4.65%	to	4.05%
2004	0.95%	to	1.55%	49,381	10.65	to	8.88	517,581	0.54%	4.77%	to	4.19%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	0.95%	to	2.35%	210,269	9.93	to	9.39	2,055,863	0.61%	4.36%	to	2.92%
2004	0.95%	to	2.35%	227,049	9.51	to	9.13	2,135,771	0.33%	4.49%	to	3.07%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	0.95%	to	2.40%	448,444	$8.52	to	7.70	$3,717,863	1.79%	-41.26%	to	-42.20%
2007	0.95%	to	2.40%	604,644	14.50	to	13.32	8,564,579	1.22%	3.86%	to	2.39%
2006	0.95%	to	2.40%	735,403	13.96	to	13.01	10,073,140	1.14%	15.88%	to	14.23%
2005	0.95%	to	2.40%	845,191	12.05	to	11.39	10,034,933	1.27%	3.61%	to	2.13%
2004	0.95%	to	2.40%	878,709	11.63	to	11.15	10,112,127	0.76%	10.17%	to	8.64%
AllianceBernstein VPS - International Value Portfolio - Class B (ALVIVB)
2008	0.95%	to	2.40%	151,300	12.44	to	11.26	1,839,874	0.93%	-53.73%	to	-54.49%
2007	0.95%	to	2.40%	205,466	26.88	to	24.75	5,422,580	0.99%	4.57%	to	3.12%
2006	0.95%	to	2.40%	271,312	25.70	to	24.00	6,873,247	1.34%	33.84%	to	32.03%
2005	0.95%	to	2.40%	323,653	19.20	to	18.18	6,148,550	0.48%	15.42%	to	13.83%
2004	0.95%	to	2.40%	380,692	16.64	to	15.97	6,281,818	0.46%	23.70%	to	22.03%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	0.95%	to	2.30%	194,058	7.33	to	6.67	1,385,302	0.00%	-40.39%	to	-41.26%
2007	0.95%	to	2.40%	235,240	12.29	to	11.28	2,827,412	0.00%	12.53%	to	10.92%
2006	0.95%	to	2.40%	261,485	10.93	to	10.17	2,803,216	0.00%	-1.58%	to	-2.98%
2005	0.95%	to	2.40%	324,021	11.10	to	10.48	3,541,590	0.00%	13.75%	to	12.14%
2004	0.95%	to	2.40%	318,337	9.76	to	9.35	3,071,305	0.00%	7.32%	to	5.80%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.40%	469,478	11.42	to	10.34	5,244,615	0.46%	-36.36%	to	-37.36%
2007	0.95%	to	2.40%	610,638	17.94	to	16.50	10,745,008	0.77%	0.56%	to	-0.86%
2006	0.95%	to	2.40%	750,612	17.84	to	16.65	13,182,370	0.24%	13.12%	to	11.52%
2005	0.95%	to	2.40%	865,217	15.77	to	14.93	13,486,108	0.56%	5.62%	to	4.14%
2004	0.95%	to	2.40%	898,836	14.94	to	14.33	13,302,384	0.08%	17.94%	to	16.34%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	1.65%	59,553	10.96	to	9.72	637,485	0.86%	-31.57%	to	-32.12%
2007	0.95%	to	1.65%	64,660	16.02	to	14.32	1,014,236	0.41%	-1.60%	to	-2.26%
2006	0.95%	to	1.65%	75,679	16.28	to	14.65	1,210,663	0.41%	13.33%	to	12.59%
2005	0.95%	to	1.75%	78,129	14.37	to	12.97	1,103,814	0.00%	6.22%	to	5.43%
2004	0.95%	to	1.75%	70,029	13.53	to	12.30	938,233	0.46%	20.73%	to	19.88%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	1.65%	165,235	9.10	to	7.15	1,399,433	2.10%	-37.74%	to	-38.24%
2007	0.95%	to	1.65%	178,617	14.61	to	11.57	2,450,522	1.75%	4.25%	to	3.57%
2006	0.95%	to	1.60%	185,956	14.02	to	11.20	2,458,545	1.65%	14.40%	to	13.70%
2005	0.95%	to	1.60%	196,318	12.25	to	9.85	2,280,067	1.64%	3.70%	to	3.06%
2004	0.95%	to	1.60%	174,082	11.81	to	9.56	1,983,446	1.98%	9.59%	to	8.95%
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
2008	0.95%	to	2.35%	225,035	10.13	to	9.38	2,239,942	1.70%	-37.92%	to	-38.86%
2007	0.95%	to	2.35%	296,978	16.32	to	15.34	4,773,801	1.51%	3.99%	to	2.57%
2006	0.95%	to	2.35%	341,893	15.69	to	14.96	5,302,944	1.37%	14.11%	to	12.55%
2005	0.95%	to	2.35%	360,175	13.75	to	13.29	4,915,059	1.41%	3.44%	to	2.02%
2004	0.95%	to	2.35%	363,953	13.29	to	13.02	4,817,048	1.78%	9.30%	to	7.84%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	0.95%	to	2.25%	144,291	7.74	to	7.08	1,096,433	1.53%	-34.59%	to	-35.54%
2007	0.95%	to	2.25%	177,540	11.83	to	10.99	2,064,880	1.30%	-10.72%	to	-11.87%
2006	0.95%	to	2.25%	209,203	13.25	to	12.47	2,731,670	1.25%	15.38%	to	13.91%
2005	0.95%	to	2.25%	237,603	11.48	to	10.95	2,697,263	1.25%	3.78%	to	2.46%
2004	0.95%	to	2.25%	242,829	11.07	to	10.68	2,663,199	1.28%	8.46%	to	7.12%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	0.95%	to	2.30%	136,194	9.29	to	8.48	1,240,660	0.02%	-30.34%	to	-31.33%
2007	0.95%	to	2.30%	192,620	13.34	to	12.35	2,518,355	0.57%	8.59%	to	7.18%
2006	0.95%	to	2.30%	213,327	12.28	to	11.53	2,577,261	0.54%	14.68%	to	13.16%
2005	0.95%	to	2.30%	236,385	10.71	to	10.19	2,499,084	0.80%	0.73%	to	-0.61%
2004	0.95%	to	2.30%	266,015	10.63	to	10.25	2,800,440	0.46%	6.09%	to	4.71%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	0.95%	to	2.10%	546,407	10.88	to	10.06	5,803,265	9.79%	-26.80%	to	-27.68%
2007	0.95%	to	2.10%	733,907	14.87	to	13.91	10,679,523	7.88%	2.20%	to	1.05%
2006	0.95%	to	2.10%	875,905	14.55	to	13.77	12,509,632	8.16%	9.52%	to	8.28%
2005	0.95%	to	2.10%	944,507	13.28	to	12.71	12,361,109	7.61%	1.30%	to	0.16%
2004	0.95%	to	2.10%	1,065,920	13.11	to	12.69	13,837,890	6.77%	9.11%	to	7.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS - International Equity Fund II Class (FVIE2)
2008	0.95%	to	1.40%	10,516	$8.49	to	8.25	$88,622	0.63%	-46.24%	to	-46.56%
2007	0.95%	to	1.40%	14,935	15.80	to	15.43	234,292	0.18%	8.50%	to	8.07%
2006	0.95%	to	1.40%	15,736	14.56	to	14.28	227,795	0.19%	17.76%	to	17.32%
2005	0.95%	to	1.40%	15,775	12.37	to	12.17	194,159	0.00%	8.04%	to	7.60%
2004	0.95%	to	1.40%	18,034	11.45	to	11.31	205,713	0.00%	12.98%	to	12.57%
Federated IS - Mid Cap Growth Strategies Fund II Class (FVGS2)
2008	0.95%	to	1.65%	44,308	10.11	to	9.66	442,313	0.00%	-44.03%	to	-44.48%
2007	0.95%	to	1.65%	47,645	18.07	to	17.41	851,505	0.00%	16.89%	to	16.14%
2006	0.95%	to	1.65%	55,039	15.46	to	14.99	843,482	0.00%	7.21%	to	6.51%
2005	0.95%	to	1.65%	54,951	14.42	to	14.07	787,053	0.00%	11.64%	to	10.92%
2004	0.95%	to	1.65%	56,524	12.92	to	12.69	726,618	0.00%	14.33%	to	13.63%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	1.65%	239,911	11.20	to	11.28	2,675,497	5.26%	-8.17%	to	-8.81%
2007	0.95%	to	1.65%	276,522	12.19	to	12.38	3,362,257	4.59%	4.38%	to	3.66%
2006	0.95%	to	1.65%	279,545	11.68	to	11.94	3,265,829	3.95%	3.17%	to	2.45%
2005	0.95%	to	1.65%	295,088	11.32	to	11.65	3,346,301	3.71%	0.34%	to	-0.36%
2004	0.95%	to	1.65%	301,028	11.28	to	11.70	3,406,732	3.89%	2.64%	to	1.93%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	0.95%	to	2.20%	780,704	11.14	to	10.24	8,506,293	5.06%	-8.43%	to	-9.58%
2007	0.95%	to	2.20%	1,014,677	12.16	to	11.33	12,109,722	4.72%	4.14%	to	2.84%
2006	0.95%	to	2.20%	1,265,396	11.68	to	11.02	14,551,816	3.76%	2.94%	to	1.65%
2005	0.95%	to	2.20%	1,316,031	11.35	to	10.84	14,750,616	3.61%	0.03%	to	-1.22%
2004	0.95%	to	2.20%	1,438,086	11.34	to	10.97	16,160,311	4.05%	2.34%	to	1.06%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	1.30%	to	1.50%	997,322	11.61	to	9.57	11,365,561	2.20%	-43.40%	to	-43.52%
2007	1.30%	to	1.50%	1,310,249	20.51	to	16.95	26,437,845	1.68%	0.20%	to	0.00%
2006	1.30%	to	1.50%	1,675,332	20.47	to	16.95	33,754,419	3.25%	18.64%	to	18.40%
2005	1.30%	to	1.50%	2,268,978	17.26	to	14.31	38,463,175	1.72%	4.49%	to	4.28%
2004	1.30%	to	1.50%	2,896,630	16.51	to	13.73	46,980,762	1.62%	10.08%	to	9.86%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	1.80%	1,051,714	9.49	to	8.11	9,594,707	2.17%	-43.25%	to	-43.82%
2007	0.95%	to	1.80%	1,342,707	16.72	to	14.44	21,651,322	1.52%	0.45%	to	-0.35%
2006	0.95%	to	1.80%	1,848,034	16.65	to	14.49	29,848,200	3.06%	18.94%	to	17.99%
2005	0.95%	to	1.80%	2,510,246	13.99	to	12.28	34,352,955	1.60%	4.76%	to	3.90%
2004	0.95%	to	1.75%	2,974,661	13.36	to	11.85	39,071,642	1.43%	10.32%	to	9.53%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	0.95%	to	2.60%	2,201,159	8.39	to	6.64	17,684,718	1.91%	-43.36%	to	-44.39%
2007	0.95%	to	2.60%	3,198,721	14.81	to	11.94	44,920,124	1.56%	0.31%	to	-1.31%
2006	0.95%	to	2.60%	3,777,054	14.77	to	12.10	52,827,666	2.90%	18.79%	to	16.88%
2005	0.95%	to	2.60%	4,235,309	12.43	to	10.35	49,887,171	1.44%	4.57%	to	2.87%
2004	0.95%	to	2.60%	4,658,436	11.89	to	10.06	52,594,896	1.33%	10.18%	to	8.43%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	1.30%	to	1.50%	987,600	10.29	to	8.68	9,950,382	0.73%	-47.86%	to	-47.96%
2007	1.30%	to	1.50%	1,220,889	19.74	to	16.69	23,620,044	0.85%	25.31%	to	25.05%
2006	1.30%	to	1.50%	1,587,272	15.76	to	13.34	24,502,919	0.43%	5.46%	to	5.25%
2005	1.30%	to	1.50%	2,270,865	14.94	to	12.68	33,250,199	0.53%	4.43%	to	4.22%
2004	1.30%	to	1.50%	3,223,167	14.31	to	12.17	45,294,082	0.29%	2.03%	to	1.83%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	1.65%	1,178,043	8.75	to	5.61	10,160,222	0.66%	-47.74%	to	-48.11%
2007	0.95%	to	1.70%	1,451,639	16.75	to	11.35	23,999,276	0.65%	25.66%	to	24.79%
2006	0.95%	to	1.70%	2,071,785	13.33	to	9.10	26,927,897	0.31%	5.72%	to	4.96%
2005	0.95%	to	1.70%	3,024,143	12.61	to	8.67	37,295,902	0.40%	4.67%	to	3.90%
2004	0.95%	to	1.70%	3,820,516	12.04	to	8.34	45,077,084	0.17%	2.28%	to	1.57%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	0.95%	to	2.35%	1,957,567	4.61	to	5.16	9,226,547	0.47%	-47.81%	to	-48.60%
2007	0.95%	to	2.45%	2,980,613	8.84	to	9.95	27,521,681	0.41%	25.45%	to	23.62%
2006	0.95%	to	2.45%	3,550,271	7.04	to	8.05	26,931,305	0.17%	5.56%	to	4.01%
2005	0.95%	to	2.45%	4,427,606	6.67	to	7.74	32,024,884	0.27%	4.50%	to	2.94%
2004	0.95%	to	2.45%	5,106,094	6.39	to	7.52	35,419,888	0.13%	2.14%	to	0.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.30%	to	1.50%	1,013,037	$9.25	to	7.72	$9,204,648	7.72%	-25.96%	to	-26.11%
2007	1.30%	to	1.50%	1,346,504	12.50	to	10.44	16,560,408	7.01%	1.44%	to	1.24%
2006	1.30%	to	1.50%	1,918,167	12.32	to	10.31	23,269,712	6.62%	9.79%	to	9.57%
2005	1.30%	to	1.50%	2,687,632	11.22	to	9.41	29,688,053	14.55%	1.37%	to	1.16%
2004	1.30%	to	1.50%	3,630,254	11.07	to	9.31	39,524,939	8.08%	8.17%	to	7.95%
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
2008	1.40%	to	1.45%	144,845	7.26	to	7.25	1,051,086	10.32%	-25.94%	to	-25.97%
2007	1.40%	to	1.45%	183,544	9.80	to	9.79	1,798,322	16.79%	-2.02%	to	-2.06	%(a) (b)
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	1.50%	577,479	7.80	to	7.28	4,483,080	7.59%	-25.78%	to	-26.19%
2007	0.95%	to	1.50%	788,760	10.50	to	9.86	8,254,967	6.81%	1.68%	to	1.11%
2006	0.95%	to	1.50%	1,155,293	10.33	to	9.75	11,904,498	6.18%	10.12%	to	9.51%
2005	0.95%	to	1.50%	1,819,246	9.38	to	8.91	17,032,691	14.40%	1.55%	to	0.99%
2004	0.95%	to	1.50%	2,423,282	9.24	to	9.57	22,349,842	8.19%	8.43%	to	7.89%
Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FHI2)
2008	0.95%	to	2.00%	683,721	8.20	to	6.86	5,401,594	6.41%	-25.85%	to	-26.67%
2007	0.95%	to	2.25%	1,259,532	11.06	to	9.15	13,218,372	6.75%	1.56%	to	0.26%
2006	0.95%	to	2.25%	1,867,791	10.89	to	9.13	19,198,055	7.42%	9.97%	to	8.57%
2005	0.95%	to	2.25%	2,043,436	9.90	to	8.41	19,137,290	14.45%	1.34%	to	0.04%
2004	0.95%	to	2.30%	2,341,459	9.77	to	8.38	21,685,188	7.89%	8.34%	to	6.93%
Fidelity(R) VIP - High Income Portfolio - Service Class 2R (FHI2R)
2008	0.95%	to	2.00%	204,856	7.29	to	7.15	1,484,566	8.72%	-25.89%	to	-26.71%
2007	0.95%	to	2.05%	229,788	9.83	to	9.76	2,254,241	16.83%	-1.68%	to	-2.41	%(a) (b)
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	1.20%	51,824	7.30	to	7.27	378,158	9.25%	-25.69%	to	-25.88%
2007	0.95%	to	1.20%	55,900	9.82	to	9.81	549,020	16.34%	-1.77%	to	-1.94	%(a) (b)
Fidelity(R) VIP - Money Market Portfolio - Initial Class (FMMP)
2008	0.95%	to	1.80%	1,755,894	13.41	to	11.71	23,422,359	2.98%	2.05%	to	1.17%
2007	0.95%	to	1.95%	1,692,808	13.14	to	11.57	22,140,604	4.91%	4.18%	to	3.14%
2006	0.95%	to	1.95%	2,404,784	12.62	to	11.22	30,299,680	4.92%	3.90%	to	2.87%
2005	0.95%	to	1.95%	2,635,345	12.14	to	10.91	31,983,967	3.08%	2.07%	to	1.05%
2004	0.95%	to	1.95%	3,218,350	11.90	to	10.80	38,382,444	1.14%	0.25%	to	-0.76%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	1.30%	to	1.50%	936,068	12.38	to	10.34	11,429,678	2.34%	-44.54%	to	-44.65%
2007	1.30%	to	1.50%	1,197,734	22.32	to	18.68	26,404,069	3.32%	15.78%	to	15.54%
2006	1.30%	to	1.50%	1,500,483	19.28	to	16.17	28,566,943	0.92%	16.55%	to	16.31%
2005	1.30%	to	1.50%	1,847,746	16.54	to	13.90	30,143,611	0.65%	17.50%	to	17.27%
2004	1.30%	to	1.50%	2,254,225	14.08	to	11.85	31,347,848	1.21%	12.16%	to	11.93%
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	1.45%	332,003	10.43	to	8.73	3,433,097	2.15%	-44.40%	to	-44.68%
2007	0.95%	to	1.70%	448,229	18.76	to	16.53	8,348,164	3.09%	16.09%	to	15.30%
2006	0.95%	to	1.70%	661,770	16.16	to	14.34	10,551,954	0.84%	16.83%	to	16.05%
2005	0.95%	to	1.70%	852,469	13.83	to	12.35	11,661,213	0.57%	17.84%	to	17.02%
2004	0.95%	to	1.70%	1,061,644	11.74	to	10.56	12,340,609	1.13%	12.41%	to	11.68%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
2008	0.95%	to	2.30%	376,092	7.26	to	7.94	2,748,873	1.87%	-44.49%	to	-45.31%
2007	0.95%	to	2.30%	587,205	16.35	to	14.52	7,889,062	2.92%	16.03%	to	14.44%
2006	0.95%	to	2.30%	747,944	11.28	to	12.68	8,996,238	0.73%	16.66%	to	15.17%
2005	0.95%	to	2.30%	886,223	9.67	to	11.01	9,172,729	0.51%	17.66%	to	16.12%
2004	0.95%	to	2.30%	1,049,600	8.22	to	9.48	9,328,152	1.08%	12.24%	to	10.83%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95%	to	2.55%	352,777	9.77	to	13.23	3,767,285	1.96%	-44.48%	to	-45.44%
2007	0.95%	to	2.55%	473,983	17.60	to	24.25	9,315,988	3.11%	15.94%	to	14.15%
2006	0.95%	to	2.55%	366,651	15.18	to	21.24	6,392,870	0.67%	16.70%	to	14.92%
2005	0.95%	to	2.30%	303,978	13.01	to	18.61	4,412,376	0.42%	17.62%	to	16.08%
2004	0.95%	to	2.30%	197,038	11.06	to	16.03	2,424,902	0.00%	10.63%	to	9.68	%(a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	1.55%	64,461	9.84	to	14.13	639,820	2.34%	-44.41%	to	-44.81%
2007	0.95%	to	1.55%	79,453	17.71	to	25.60	1,417,786	3.20%	16.11%	to	15.49%
2006	0.95%	to	1.55%	84,632	15.25	to	22.16	1,309,809	0.85%	16.83%	to	16.23%
2005	0.95%	to	1.55%	98,573	13.05	to	19.07	1,299,368	0.59%	17.80%	to	17.15%
2004	0.95%	to	1.45%	100,201	11.08	to	11.04	1,114,963	0.00%	10.81%	to	10.44	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Value Portfolio - Service Class (FVS)
2008	0.95%	to	1.05%	29,534	$7.31	to	7.25	$215,504	0.70%	-47.04%	to	-47.09%
2007	0.95%	to	1.10%	36,865	13.80	to	13.66	507,940	0.53%	1.02%	to	0.87%
2006	0.95%	to	1.10%	42,221	13.66	to	13.55	575,969	0.62%	13.47%	to	13.30%
2005	0.95%	to	1.10%	70,438	12.04	to	11.96	847,039	0.44%	5.08%	to	4.92%
2004	0.95%	to	1.05%	75,284	11.46	to	11.42	861,783	1.05%	10.02%	to	9.91%
Fidelity(R) VIP - Value Portfolio - Service Class 2 (FV2)
2008	0.95%	to	1.75%	55,361	7.23	to	6.80	393,801	0.49%	-47.11%	to	-47.54%
2007	0.95%	to	1.85%	87,802	13.66	to	12.89	1,178,106	0.39%	0.89%	to	0.03%
2006	0.95%	to	1.85%	107,559	13.54	to	12.88	1,427,375	0.69%	13.32%	to	12.35%
2005	0.95%	to	1.85%	125,609	11.95	to	11.47	1,476,384	0.33%	4.83%	to	3.93%
2004	0.95%	to	1.95%	144,568	11.40	to	10.99	1,626,826	0.93%	9.87%	to	8.77%
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2008	1.30%	to	1.50%	144,687	10.65	to	8.93	1,515,574	1.69%	-36.65%	to	-36.78%
2007	1.30%	to	1.50%	171,354	16.82	to	14.12	2,833,817	4.23%	17.41%	to	17.17%
2006	1.30%	to	1.50%	234,079	14.32	to	12.05	3,284,121	2.18%	5.60%	to	5.39%
2005	1.30%	to	1.50%	313,221	13.56	to	11.43	4,171,440	2.64%	2.54%	to	2.34%
2004	1.30%	to	1.50%	450,386	13.23	to	11.17	5,868,849	2.36%	4.61%	to	4.39%
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class (FAMGS)
2008	0.95%	to	1.40%	156,018	8.88	to	7.17	1,375,334	1.67%	-36.49%	to	-36.78%
2007	0.95%	to	1.50%	187,562	13.98	to	11.25	2,604,413	4.01%	17.74%	to	17.08%
2006	0.95%	to	1.65%	237,859	11.88	to	9.89	2,801,709	2.13%	5.84%	to	5.12%
2005	0.95%	to	1.65%	318,342	11.22	to	9.41	3,546,175	2.39%	2.81%	to	2.10%
2004	0.95%	to	1.65%	396,705	10.91	to	9.22	4,297,283	2.30%	4.85%	to	4.16%
Fidelity(R) VIP II - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2008	0.95%	to	1.60%	90,695	6.85	to	6.47	617,251	1.20%	-36.55%	to	-36.97%
2007	0.95%	to	2.00%	155,616	11.66	to	10.63	1,682,140	3.79%	17.53%	to	16.28%
2006	0.95%	to	2.00%	218,687	9.20	to	9.14	2,047,291	1.88%	5.71%	to	4.62%
2005	0.95%	to	2.00%	262,690	8.70	to	8.74	2,335,451	2.21%	2.58%	to	1.52%
2004	0.95%	to	2.00%	358,223	8.48	to	8.60	3,122,330	2.30%	4.63%	to	3.57%
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	1.30%	to	1.50%	205,903	12.42	to	10.63	2,518,978	2.34%	-29.65%	to	-29.79%
2007	1.30%	to	1.50%	260,245	17.65	to	15.14	4,531,540	5.99%	13.99%	to	13.76%
2006	1.30%	to	1.50%	302,401	15.48	to	13.31	4,617,104	2.84%	5.93%	to	5.71%
2005	1.30%	to	1.50%	408,397	14.62	to	12.59	5,878,062	3.04%	2.70%	to	2.49%
2004	1.30%	to	1.50%	615,773	14.23	to	12.28	8,633,926	2.91%	4.10%	to	3.89%
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FAMS)
2008	0.95%	to	1.05%	176,253	10.66	to	10.54	1,872,306	2.23%	-29.50%	to	-29.57%
2007	0.95%	to	1.50%	227,600	15.12	to	12.53	3,429,218	5.54%	14.26%	to	13.62%
2006	0.95%	to	1.50%	313,691	13.23	to	11.03	4,128,448	2.89%	6.22%	to	5.63%
2005	0.95%	to	1.50%	457,159	12.46	to	10.44	5,674,106	2.70%	2.94%	to	2.37%
2004	0.95%	to	1.50%	595,788	12.10	to	10.20	7,157,568	2.78%	4.36%	to	3.78%
Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FAM2)
2008	0.95%	to	1.60%	147,880	8.61	to	8.13	1,261,176	1.87%	-29.58%	to	-30.05%
2007	0.95%	to	1.70%	241,655	12.23	to	12.18	2,948,057	5.41%	14.07%	to	13.26%
2006	0.95%	to	1.70%	328,594	10.72	to	10.75	3,531,528	2.70%	6.12%	to	5.35%
2005	0.95%	to	1.75%	415,041	10.10	to	9.65	4,216,826	2.66%	2.80%	to	1.97%
2004	0.95%	to	2.05%	499,428	9.83	to	9.33	4,955,687	2.58%	4.18%	to	3.02%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	1.30%	to	1.50%	1,362,752	15.98	to	13.24	21,444,023	0.90%	-43.26%	to	-43.38%
2007	1.30%	to	1.50%	1,721,497	28.17	to	23.39	47,800,612	0.85%	16.06%	to	15.82%
2006	1.30%	to	1.50%	2,291,778	24.27	to	20.20	54,794,040	1.26%	10.27%	to	10.05%
2005	1.30%	to	1.50%	3,010,456	22.01	to	18.35	65,268,259	0.30%	15.42%	to	15.19%
2004	1.30%	to	1.50%	3,579,619	19.07	to	15.93	67,339,563	0.35%	13.98%	to	13.75%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	1.85%	1,165,290	13.64	to	9.18	15,220,038	0.80%	-43.16%	to	-43.68%
2007	0.95%	to	1.85%	1,484,578	23.99	to	16.30	34,282,899	0.74%	16.39%	to	15.32%
2006	0.95%	to	1.85%	2,072,706	20.62	to	14.13	41,231,144	1.08%	10.53%	to	9.53%
2005	0.95%	to	1.85%	2,778,895	18.65	to	12.90	50,466,340	0.20%	15.74%	to	14.69%
2004	0.95%	to	1.85%	3,159,087	16.12	to	11.25	49,704,454	0.25%	14.24%	to	13.21%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	0.95%	to	2.60%	2,684,930	$8.75	to	8.41	$23,636,516	0.66%	-43.24%	to	-44.24%
2007	0.95%	to	2.60%	3,860,697	15.41	to	15.08	60,288,317	0.72%	16.18%	to	14.31%
2006	0.95%	to	2.60%	4,412,906	13.27	to	13.19	59,953,597	0.99%	10.38%	to	8.61%
2005	0.95%	to	2.60%	4,727,922	12.02	to	12.14	58,493,126	0.12%	15.54%	to	13.70%
2004	0.95%	to	2.60%	4,843,433	10.40	to	10.68	52,031,404	0.20%	14.07%	to	12.26%
Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FIP)
2008	0.95%	to	1.80%	2,303,589	9.48	to	6.50	23,084,333	1.91%	-37.60%	to	-38.13%
2007	0.95%	to	2.00%	3,062,942	15.20	to	11.22	49,555,131	3.58%	4.43%	to	3.38%
2006	0.95%	to	2.00%	4,123,755	14.55	to	10.85	64,044,703	1.85%	14.63%	to	13.47%
2005	0.95%	to	2.00%	5,719,281	12.70	to	9.56	77,208,276	1.86%	3.83%	to	2.77%
2004	0.95%	to	2.00%	7,217,333	12.23	to	9.30	94,669,988	1.33%	9.56%	to	8.48%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2008	0.95%	to	1.80%	1,487,483	15.14	to	13.00	22,802,056	4.56%	-4.17%	to	-4.98%
2007	0.95%	to	2.00%	2,002,429	15.80	to	13.44	31,971,786	4.60%	3.35%	to	2.27%
2006	0.95%	to	2.00%	2,736,447	15.29	to	13.14	42,212,416	4.35%	3.36%	to	2.28%
2005	0.95%	to	2.00%	3,776,974	14.79	to	12.84	56,436,283	3.90%	1.22%	to	0.17%
2004	0.95%	to	1.95%	4,666,693	14.61	to	12.86	69,232,888	4.44%	3.46%	to	2.44%
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FAGRS)
2008	0.95%	to	1.00%	6,455	6.41	to	6.38	41,320	0.00%	-49.36%	to	-49.39%
2007	0.95%	to	1.20%	6,498	12.65	to	12.43	82,132	0.00%	16.39%	to	16.09%
2006	0.95%	to	1.40%	6,594	10.87	to	10.57	71,435	0.00%	7.40%	to	6.95%
2005	0.95%	to	1.40%	17,951	10.12	to	9.89	181,331	0.00%	6.96%	to	6.50%
2004	0.95%	to	1.40%	18,556	9.46	to	9.28	175,311	0.00%	9.18%	to	8.77%
Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FAGR2)
2008	0.95%	to	2.35%	208,391	6.28	to	5.60	1,273,306	0.00%	-49.39%	to	-50.19%
2007	0.95%	to	2.35%	271,076	12.41	to	11.24	3,267,759	0.00%	16.20%	to	14.63%
2006	0.95%	to	2.35%	285,349	10.68	to	9.81	2,969,741	0.00%	7.27%	to	5.80%
2005	0.95%	to	2.35%	315,380	9.96	to	9.27	3,074,420	0.00%	6.72%	to	5.25%
2004	0.95%	to	2.35%	349,870	9.33	to	8.81	3,209,635	0.00%	8.92%	to	7.46%
Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FBP)
2008	1.30%	to	1.50%	1,068,913	14.24	to	9.72	14,970,573	1.56%	-34.82%	to	-34.95%
2007	1.30%	to	1.50%	1,370,830	21.85	to	14.94	29,485,545	3.34%	7.62%	to	7.40%
2006	1.30%	to	1.50%	1,656,632	20.30	to	13.91	33,163,410	2.15%	10.26%	to	10.04%
2005	1.30%	to	1.50%	2,121,755	18.41	to	12.64	38,518,391	2.75%	4.39%	to	4.18%
2004	1.30%	to	1.50%	2,753,646	17.64	to	12.13	47,900,055	2.14%	4.10%	to	3.89%
Fidelity(R) VIP III - Balanced Portfolio - Service Class (FBS)
2008	0.95%	to	1.20%	420,979	9.69	to	7.88	4,058,636	1.41%	-34.65%	to	-34.82%
2007	0.95%	to	1.70%	583,860	14.82	to	12.27	8,617,838	3.01%	7.86%	to	7.10%
2006	0.95%	to	1.70%	790,203	13.74	to	11.46	10,769,761	2.19%	10.58%	to	9.80%
2005	0.95%	to	1.70%	1,191,624	12.43	to	10.44	14,695,826	2.58%	4.61%	to	3.84%
2004	0.95%	to	1.70%	1,481,618	11.88	to	10.05	17,485,819	2.01%	4.42%	to	3.67%
Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FB2)
2008	0.95%	to	1.95%	270,359	8.27	to	7.25	2,202,965	1.07%	-34.77%	to	-35.48%
2007	0.95%	to	2.00%	566,382	12.68	to	11.18	6,922,053	3.11%	7.68%	to	6.59%
2006	0.95%	to	2.00%	703,602	11.78	to	10.49	7,936,808	1.89%	10.44%	to	9.32%
2005	0.95%	to	2.00%	837,180	10.67	to	9.59	8,561,975	2.43%	4.53%	to	3.44%
2004	0.95%	to	2.00%	986,170	10.20	to	9.28	9,687,488	1.87%	4.15%	to	3.09%
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2008	0.95%	to	1.20%	33,398	5.89	to	5.77	196,635	0.51%	-41.75%	to	-41.89%
2007	0.95%	to	1.20%	41,546	10.11	to	9.93	419,802	0.20%	5.90%	to	5.64%
2006	0.95%	to	1.45%	71,423	9.55	to	9.01	680,433	0.38%	12.91%	to	12.44%
2005	0.95%	to	1.45%	80,221	8.45	to	8.02	676,589	0.00%	19.83%	to	19.28%
2004	0.95%	to	1.45%	67,631	7.06	to	6.72	476,398	0.00%	0.31%	to	-0.16%
Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2008	0.95%	to	2.35%	250,249	5.81	to	5.03	1,416,520	0.39%	-41.91%	to	-42.81%
2007	0.95%	to	2.35%	399,586	9.99	to	8.79	3,867,673	0.11%	5.71%	to	4.27%
2006	0.95%	to	2.35%	468,828	9.45	to	8.43	4,268,269	0.23%	12.74%	to	11.24%
2005	0.95%	to	2.35%	528,257	8.39	to	7.58	4,271,690	0.00%	19.53%	to	17.90%
2004	0.95%	to	2.35%	538,971	7.02	to	6.43	3,665,367	0.00%	0.32%	to	-1.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FGIP)
2008	1.30%	to	1.50%	508,815	$11.58	to	9.53	$5,786,705	1.10%	-42.46%	to	-42.58%
2007	1.30%	to	1.50%	644,978	20.13	to	16.60	12,774,324	1.83%	10.66%	to	10.43%
2006	1.30%	to	1.50%	844,127	18.19	to	15.03	15,127,365	0.99%	11.71%	to	11.48%
2005	1.30%	to	1.50%	1,195,559	16.28	to	13.48	19,176,656	1.64%	6.24%	to	6.02%
2004	1.30%	to	1.50%	1,747,812	15.33	to	12.72	26,367,510	0.93%	4.42%	to	4.21%
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FGIS)
2008	0.95%	to	1.40%	757,698	9.31	to	6.70	7,005,801	1.01%	-42.33%	to	-42.59%
2007	0.95%	to	1.70%	968,589	16.14	to	12.27	15,531,097	1.69%	10.93%	to	10.15%
2006	0.95%	to	1.70%	1,401,790	14.55	to	11.14	20,181,151	0.93%	11.94%	to	11.15%
2005	0.95%	to	1.70%	2,174,460	12.99	to	10.02	27,981,920	1.50%	6.51%	to	5.73%
2004	0.95%	to	1.70%	2,762,401	12.20	to	9.48	33,386,094	0.82%	4.75%	to	4.01%
Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FGI2)
2008	0.95%	to	2.60%	663,688	7.07	to	5.87	4,576,919	0.73%	-42.45%	to	-43.47%
2007	0.95%	to	2.60%	1,217,465	12.02	to	10.39	14,463,016	1.41%	10.86%	to	9.00%
2006	0.95%	to	2.60%	1,523,749	11.09	to	9.53	16,276,568	0.73%	11.79%	to	9.99%
2005	0.95%	to	2.60%	1,809,690	9.92	to	8.67	17,350,338	1.33%	6.38%	to	4.64%
2004	0.95%	to	2.60%	2,109,708	9.32	to	8.28	19,069,976	0.77%	4.52%	to	2.83%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	1.30%	to	1.50%	2,454,884	10.83	to	5.62	25,968,267	0.38%	-55.60%	to	-55.69%
2007	1.30%	to	1.50%	2,998,614	24.39	to	12.68	71,585,431	0.00%	21.57%	to	21.33%
2006	1.30%	to	1.50%	3,838,147	20.06	to	10.45	75,200,329	0.75%	4.09%	to	3.88%
2005	1.30%	to	1.50%	5,330,713	19.27	to	10.06	100,001,156	0.96%	7.48%	to	7.26%
2004	1.30%	to	1.50%	6,993,903	17.93	to	9.38	122,057,923	0.57%	5.80%	to	5.58%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	1.50%	1,167,975	5.50	to	4.20	6,379,131	0.31%	-55.49%	to	-55.74%
2007	0.95%	to	1.70%	1,477,714	12.36	to	9.67	18,151,098	0.00%	21.87%	to	21.03%
2006	0.95%	to	1.70%	2,164,644	10.14	to	7.99	21,701,919	0.67%	4.30%	to	3.54%
2005	0.95%	to	1.70%	3,260,503	9.73	to	7.71	31,367,116	0.85%	7.83%	to	7.05%
2004	0.95%	to	1.70%	4,052,469	9.02	to	7.21	36,206,313	0.48%	6.04%	to	5.31%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2008	0.95%	to	1.65%	260,162	4.57	to	4.30	1,178,992	0.10%	-55.56%	to	-55.88%
2007	0.95%	to	2.25%	433,171	10.29	to	8.81	4,367,308	0.00%	21.73%	to	20.22%
2006	0.95%	to	2.25%	633,127	8.45	to	7.33	5,135,032	0.48%	4.12%	to	2.79%
2005	0.95%	to	2.25%	783,699	8.12	to	7.13	6,117,826	0.70%	7.65%	to	6.27%
2004	0.95%	to	2.25%	1,008,606	7.54	to	6.71	7,337,439	0.34%	5.88%	to	4.55%
Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FMCP)
2008	1.30%			91,649	24.49			2,244,770	0.43%	-40.23%
2007	1.30%			111,290	40.98			4,560,666	0.91%	14.12%
2006	1.30%			133,809	35.91			4,805,186	0.38%	11.24%
2005	1.30%			161,231	32.28			5,204,980	0.00%	16.77%
2004	1.30%			163,205	27.65			4,511,984	0.00%	23.29%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	1.85%	270,595	25.11	to	21.22	6,749,304	0.33%	-40.08%	to	-40.63%
2007	0.95%	to	1.85%	371,994	41.91	to	35.74	15,499,235	0.73%	14.38%	to	13.34%
2006	0.95%	to	1.85%	528,205	36.64	to	31.53	19,231,126	0.30%	11.52%	to	10.51%
2005	0.95%	to	1.85%	764,088	32.85	to	28.53	24,976,408	0.00%	17.08%	to	16.02%
2004	0.95%	to	1.85%	872,164	28.06	to	24.59	24,362,311	0.00%	23.59%	to	22.47%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	0.95%	to	2.40%	1,462,630	14.32	to	20.04	22,665,119	0.24%	-40.18%	to	-41.11%
2007	0.95%	to	2.45%	2,141,028	23.93	to	33.87	57,840,422	0.50%	14.24%	to	12.57%
2006	0.95%	to	2.45%	2,499,223	20.95	to	30.09	62,036,810	0.19%	11.34%	to	9.74%
2005	0.95%	to	2.45%	2,895,497	18.82	to	27.42	64,670,558	0.00%	16.90%	to	15.24%
2004	0.95%	to	2.45%	3,023,221	16.10	to	23.79	58,193,494	0.00%	23.47%	to	21.74%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	1.55%	23,049	8.28	to	7.48	186,864	0.62%	-51.64%	to	-52.03%
2007	0.95%	to	1.55%	27,247	17.12	to	15.59	457,510	0.93%	4.59%	to	4.03%
2006	0.95%	to	1.55%	31,358	16.37	to	14.98	504,402	0.50%	15.10%	to	14.46%
2005	0.95%	to	1.55%	33,515	14.23	to	13.09	469,025	0.00%	1.58%	to	1.00%
2004	0.95%	to	1.40%	30,201	14.00	to	13.01	421,211	0.00%	12.90%	to	12.51%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	0.95%	to	2.40%	286,147	$7.75	to	7.03	$2,165,977	0.46%	-51.75%	to	-52.55%
2007	0.95%	to	2.40%	392,305	16.07	to	14.81	6,174,688	0.61%	4.43%	to	2.97%
2006	0.95%	to	2.40%	507,691	15.39	to	14.38	7,682,512	0.34%	14.91%	to	13.29%
2005	0.95%	to	2.40%	517,981	13.39	to	12.69	6,847,740	0.00%	1.46%	to	0.01%
2004	0.95%	to	2.40%	660,380	13.20	to	12.69	8,639,584	0.00%	12.76%	to	11.23%
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)
2008	0.95%	to	1.55%	30,221	10.76	to	9.58	318,896	2.58%	-40.80%	to	-41.21%
2007	0.95%	to	1.55%	33,635	18.18	to	16.29	601,501	2.18%	14.68%	to	14.07%
2006	0.95%	to	1.55%	36,467	15.85	to	14.28	569,853	1.37%	20.54%	to	19.90%
2005	0.95%	to	1.55%	37,701	13.15	to	11.91	489,589	1.23%	9.43%	to	8.84%
2004	0.95%	to	1.55%	40,951	12.02	to	10.94	486,910	1.55%	17.74%	to	17.15%
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	1.60%	9,607	6.61	to	6.58	63,341	2.89%	-33.86%	to	-34.20	%(a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	0.95%	to	1.65%	151,231	10.18	to	9.72	1,520,486	2.07%	-27.64%	to	-28.21%
2007	0.95%	to	1.65%	201,567	14.07	to	13.55	2,807,251	2.60%	-3.35%	to	-3.99%
2006	0.95%	to	1.75%	221,913	14.55	to	14.04	3,203,967	1.25%	16.32%	to	15.44%
2005	0.95%	to	1.75%	205,702	12.51	to	12.16	2,558,538	0.99%	2.70%	to	1.90%
2004	0.95%	to	1.75%	192,350	12.18	to	11.94	2,332,814	0.83%	10.19%	to	9.39%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.25%	17,772	11.38	to	10.58	196,670	0.67%	-36.85%	to	-37.74%
2007	0.95%	to	2.25%	25,017	18.02	to	16.99	441,415	0.31%	5.12%	to	3.78%
2006	0.95%	to	2.25%	57,222	17.14	to	16.37	963,929	0.13%	9.72%	to	8.33%
2005	0.95%	to	2.25%	72,507	15.63	to	15.11	1,119,448	1.63%	9.86%	to	8.49%
2004	0.95%	to	2.30%	37,195	14.22	to	13.92	524,905	1.87%	16.35%	to	14.86%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	0.95%	to	2.60%	296,075	7.42	to	6.61	2,125,271	0.30%	-37.58%	to	-38.67%
2007	0.95%	to	2.60%	381,774	11.88	to	10.77	4,413,592	0.09%	9.96%	to	8.18%
2006	0.95%	to	2.60%	442,921	10.80	to	9.96	4,677,080	0.00%	6.29%	to	4.55%
2005	0.95%	to	2.60%	505,183	10.16	to	9.52	5,040,207	0.14%	3.24%	to	1.56%
2004	0.95%	to	2.60%	581,820	9.85	to	9.38	5,650,930	0.00%	7.95%	to	6.20%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	0.95%	to	2.35%	433,328	5.24	to	4.74	2,209,695	0.00%	-52.05%	to	-52.80%
2007	0.95%	to	2.45%	546,746	10.93	to	9.99	5,826,934	0.00%	8.46%	to	6.86%
2006	0.95%	to	2.45%	663,155	10.07	to	9.35	6,541,165	0.00%	1.33%	to	-0.18%
2005	0.95%	to	2.45%	752,964	9.94	to	9.36	7,361,213	0.00%	1.88%	to	0.37%
2004	0.95%	to	2.45%	890,831	9.76	to	9.33	8,579,778	0.00%	13.29%	to	11.67%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	0.95%	to	2.05%	206,391	7.11	to	6.58	1,437,560	0.00%	-40.09%	to	-40.84%
2007	0.95%	to	2.45%	265,727	11.86	to	10.85	3,095,070	0.00%	1.27%	to	-0.21%
2006	0.95%	to	2.45%	380,452	11.71	to	10.88	4,378,742	0.00%	11.86%	to	10.23%
2005	0.95%	to	2.45%	418,960	10.47	to	9.87	4,327,051	0.00%	4.04%	to	2.49%
2004	0.95%	to	2.45%	467,317	10.06	to	9.63	4,654,247	0.00%	5.20%	to	3.67%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.20%	450,686	10.77	to	9.89	4,737,336	1.12%	-33.38%	to	-34.28%
2007	0.95%	to	2.25%	631,815	16.17	to	15.00	9,996,966	0.85%	6.57%	to	5.23%
2006	0.95%	to	2.25%	767,688	15.18	to	14.25	11,429,940	0.81%	19.36%	to	17.86%
2005	0.95%	to	2.25%	655,457	12.72	to	12.09	8,205,992	0.71%	5.46%	to	4.13%
2004	0.95%	to	2.25%	638,853	12.06	to	11.61	7,612,804	0.40%	13.73%	to	12.33%
MTB Large Cap Growth Fund II (VFLG2)
2008	0.95%	to	1.55%	196,969	7.25	to	6.96	1,410,725	0.41%	-39.63%	to	-40.06%
2007	0.95%	to	1.55%	221,038	12.00	to	11.60	2,627,233	0.36%	8.11%	to	7.46%
2006	0.95%	to	1.65%	250,037	11.10	to	10.75	2,753,846	0.52%	9.30%	to	8.56%
2005	0.95%	to	1.65%	258,535	10.16	to	9.90	2,609,972	0.39%	1.05%	to	0.35%
2004	0.95%	to	1.65%	255,689	10.05	to	9.87	2,559,023	0.69%	4.16%	to	3.47%
MTB Large Cap Value Fund II (VFLV2)
2008	0.95%	to	1.65%	157,175	8.78	to	8.38	1,362,445	1.26%	-39.98%	to	-40.49%
2007	0.95%	to	1.65%	235,928	14.63	to	14.09	3,410,924	1.07%	0.60%	to	-0.06%
2006	0.95%	to	1.65%	256,800	14.54	to	14.10	3,697,613	1.03%	16.49%	to	15.74%
2005	0.95%	to	1.65%	253,241	12.48	to	12.18	3,136,386	0.86%	9.24%	to	8.52%
2004	0.95%	to	1.65%	254,337	11.43	to	11.22	2,889,581	1.30%	8.54%	to	7.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2008	0.95%	to	1.85%	1,828,065	$9.47	to	8.92	$17,103,103	1.25%	-29.75%	to	-30.43%
2007	0.95%	to	1.85%	2,255,144	13.48	to	12.83	30,079,842	2.04%	5.87%	to	4.95%
2006	0.95%	to	1.85%	2,471,444	12.73	to	12.22	31,197,082	2.49%	9.37%	to	8.42%
2005	0.95%	to	1.85%	2,677,871	11.64	to	11.27	30,955,882	1.45%	3.01%	to	2.10%
2004	0.95%	to	1.85%	2,900,167	11.30	to	11.04	32,607,560	1.40%	4.93%	to	4.03%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.10%	567,533	7.67	to	7.43	4,322,499	2.30%	-30.44%	to	-31.30%
2007	0.95%	to	2.05%	615,213	11.03	to	10.83	6,748,999	2.54%	5.13%	to	4.00%
2006	0.95%	to	2.05%	274,929	10.49	to	10.41	2,877,300	3.37%	4.90%	to	4.13	%(a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	1.85%	227,907	9.54	to	9.31	2,155,354	5.12%	-10.73%	to	-11.55%
2007	0.95%	to	1.85%	202,671	10.68	to	10.52	2,152,938	8.99%	2.00%	to	1.09%
2006	0.95%	to	1.80%	79,332	10.47	to	10.41	829,189	1.40%	4.72%	to	4.14	%(a) (b)
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.10%	283,306	7.42	to	7.19	2,089,363	2.49%	-39.22%	to	-39.98%
2007	0.95%	to	2.10%	300,663	12.20	to	11.98	3,652,423	2.97%	13.27%	to	12.03%
2006	0.95%	to	2.00%	150,198	10.77	to	10.70	1,615,213	0.36%	7.74%	to	6.98	%(a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.10%	276,634	6.31	to	6.11	1,732,572	2.01%	-44.74%	to	-45.45%
2007	0.95%	to	2.10%	235,969	11.41	to	11.20	2,681,557	0.60%	10.83%	to	9.60%
2006	0.95%	to	2.00%	167,959	10.30	to	10.23	1,727,272	1.19%	2.99%	to	2.26	%(a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.05%	86,788	6.03	to	5.91	520,920	2.80%	-38.65%	to	-39.41%
2007	0.95%	to	1.75%	38,038	9.83	to	9.78	373,398	2.45%	-1.71%	to	-2.23	%(a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.40%	1,264	6.37	to	6.35	8,024	0.25%	-36.28%	to	-36.52	%(a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.80%	38,787	7.94	to	7.89	306,815	1.71%	-20.62%	to	-21.10	%(a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.40%	21,071	7.21	to	7.19	151,976	1.50%	-27.86%	to	-28.11	%(a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	1.55%	42,097	9.09	to	9.05	381,950	1.96%	-9.09%	to	-9.47	%(a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.40%	44,997	7.57	to	7.55	340,238	1.71%	-24.27%	to	-24.53	%(a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	6,213	6.85	to	6.81	42,477	1.07%	-31.50%	to	-31.86	%(a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	1.30%	to	1.55%	21,422	8.30	to	8.28	177,474	1.81%	-17.01%	to	-17.17	%(a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	0.95%	to	1.55%	3,657	9.86	to	9.82	35,983	2.84%	-1.40%	to	-1.80	%(a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	1.10%	to	1.55%	15,462	8.30	to	8.17	127,826	9.79%	-28.89%	to	-29.25%
2007	1.10%	to	1.55%	8,188	11.68	to	11.55	95,010	12.98%	2.03%	to	1.60%
2006	1.10%	to	1.55%	4,846	11.45	to	11.36	55,136	7.33%	9.39%	to	8.92%
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
2008	0.95%	to	2.05%	40,444	16.67	to	15.49	660,491	0.75%	-58.33%	to	-58.85%
2007	0.95%	to	2.05%	77,884	40.01	to	37.64	3,066,915	0.42%	43.80%	to	42.39%
2006	0.95%	to	2.05%	101,953	27.82	to	26.43	2,797,670	0.52%	35.02%	to	33.69%
2005	0.95%	to	2.05%	110,899	20.60	to	19.77	2,260,206	0.40%	31.08%	to	29.75%
2004	0.95%	to	2.30%	134,352	15.72	to	15.13	2,092,732	0.93%	19.29%	to	17.83%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	0.95%	to	2.10%	337,634	12.58	to	11.94	4,165,503	0.97%	-58.26%	to	-58.81%
2007	0.95%	to	2.30%	481,332	30.13	to	28.76	14,312,773	0.60%	44.06%	to	42.28%
2006	0.95%	to	2.30%	523,251	20.92	to	20.22	10,827,888	0.54%	35.26%	to	33.59%
2005	0.95%	to	2.10%	515,495	15.46	to	15.18	7,922,885	0.43%	31.23%	to	29.85%
2004	0.95%	to	2.10%	64,091	11.78	to	11.69	752,656	1.45%	17.83%	to	16.93	%(a) (b)
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	0.95%	to	1.60%	18,797	5.47	to	5.44	102,676	1.61%	-45.27%	to	-45.57	%(a) (b)
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.35%	1,644,424	13.32	to	12.66	21,776,211	4.19%	6.70%	to	5.22%
2007	0.95%	to	2.35%	1,761,138	12.49	to	12.03	21,912,674	4.35%	6.13%	to	4.65%
2006	0.95%	to	2.35%	1,841,755	11.77	to	11.50	21,674,212	4.01%	2.36%	to	0.93%
2005	0.95%	to	2.35%	2,172,204	11.49	to	11.39	25,053,840	3.65%	2.29%	to	0.86%
2004	0.95%	to	2.35%	2,542,383	11.24	to	11.29	28,769,779	5.39%	2.28%	to	0.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.35%	1,027,805	$9.97	to	8.98	$9,923,501	2.00%	-37.44%	to		-38.39%
2007	0.95%	to	2.35%	1,378,218	15.94	to	14.57	21,382,713	2.00%	4.95%	to		3.52%
2006	0.95%	to	2.45%	1,511,432	15.19	to	14.10	22,446,931	2.02%	15.76%	to		14.01%
2005	0.95%	to	2.45%	1,492,478	13.12	to	12.37	19,230,677	1.82%	6.91%	to		5.30%
2004	0.95%	to	2.45%	1,598,752	12.28	to	11.75	19,358,099	1.69%	12.94%	to		11.23%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.15%	1,662,960	11.53	to	10.62	18,746,877	3.34%	-6.92%	to		-8.04%
2007	0.95%	to	2.25%	2,184,896	12.39	to	11.47	26,543,595	3.47%	4.37%	to		3.03%
2006	0.95%	to	2.25%	2,682,972	11.87	to	11.14	31,319,557	3.15%	5.16%	to		3.80%
2005	0.95%	to	2.30%	3,011,800	11.29	to	10.71	33,553,690	2.71%	2.33%	to		0.96%
2004	0.95%	to	2.25%	3,386,624	11.03	to	10.62	36,988,477	2.33%	3.66%	to		2.33%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.55%	7,705,854	10.75	to	9.58	80,834,731	2.70%	-23.93%	to		-25.19%
2007	0.95%	to	2.55%	10,650,531	14.13	to	12.80	147,143,542	2.68%	4.65%	to		3.00%
2006	0.95%	to	2.55%	11,881,233	13.50	to	12.43	157,373,718	2.37%	10.30%	to		8.56%
2005	0.95%	to	2.55%	12,538,745	12.24	to	11.45	151,174,293	2.28%	4.35%	to		2.70%
2004	0.95%	to	2.55%	12,564,944	11.73	to	11.15	145,739,412	2.05%	8.50%	to		6.81%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.70%	3,489,803	10.37	to	9.12	35,235,304	2.40%	-32.04%	to		-33.30%
2007	0.95%	to	2.70%	4,395,960	15.26	to	13.68	65,504,408	2.28%	5.14%	to		3.33%
2006	0.95%	to	2.45%	4,792,606	14.51	to	13.40	68,159,021	2.18%	13.46%	to		11.80%
2005	0.95%	to	2.45%	4,881,060	12.79	to	11.99	61,425,240	2.01%	6.06%	to		4.50%
2004	0.95%	to	2.45%	5,001,910	12.06	to	11.47	59,575,549	1.83%	11.03%	to		9.43%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.35%	2,425,833	11.22	to	10.16	26,585,963	3.02%	-15.85%	to		-17.06%
2007	0.95%	to	2.40%	3,622,567	13.33	to	12.22	47,315,730	3.04%	4.85%	to		3.34%
2006	0.95%	to	2.45%	4,147,288	12.72	to	11.79	51,847,780	2.79%	7.40%	to		5.80%
2005	0.95%	to	2.45%	4,309,293	11.84	to	11.14	50,341,111	2.54%	3.50%	to		1.96%
2004	0.95%	to	2.45%	4,640,924	11.44	to	10.93	52,545,545	2.28%	6.14%	to		4.58%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%			325	9.87			3,206	1.27%	-1.34%			(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2008	0.95%	to	1.60%	19,280	5.68	to	5.58	110,752	0.00%	-46.79%	to		-47.14%
2007	0.95%	to	1.75%	19,079	10.68	to	10.54	209,775	0.00%	7.69%	to		6.82%
2006	0.95%	to	2.05%	69,651	9.92	to	12.57	730,761	0.00%	-0.83%	to	-1.54	%(a) (b)
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	1.60%	71,732	10.29	to	9.61	727,927	1.26%	-37.07%	to		-37.54%
2007	0.95%	to	1.60%	79,936	16.36	to	15.38	1,289,635	1.38%	6.53%	to		5.89%
2006	0.95%	to	1.60%	89,807	15.35	to	14.52	1,359,632	1.18%	8.85%	to		8.19%
2005	0.95%	to	1.75%	87,273	14.11	to	13.33	1,214,778	1.02%	11.04%	to		10.21%
2004	0.95%	to	1.75%	76,130	12.70	to	12.10	957,220	0.66%	14.63%	to		13.81%
Nationwide VIT - Mid Cap Index Fund - Class II (MCIF2)
2008	0.95%	to	2.35%	388,437	9.69	to	8.82	3,685,520	1.05%	-37.22%	to		-38.17%
2007	0.95%	to	2.45%	505,757	15.43	to	14.18	7,656,460	1.26%	6.35%	to		4.78%
2006	0.95%	to	2.45%	611,240	14.51	to	13.53	8,730,294	0.94%	8.70%	to		7.12%
2005	0.95%	to	2.45%	703,966	13.35	to	12.63	9,280,265	0.86%	10.84%	to		9.23%
2004	0.95%	to	2.45%	703,255	12.04	to	11.56	8,389,511	0.37%	14.41%	to		12.78%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.45%	5,176,926	11.02	to	10.02	56,282,646	1.97%	1.08%	to		-0.43%
2007	0.95%	to	2.45%	3,594,049	10.90	to	10.06	38,737,718	4.75%	3.79%	to		2.23%
2006	0.95%	to	2.45%	2,927,510	10.50	to	9.84	30,495,311	4.87%	3.54%	to		1.99%
2005	0.95%	to	2.45%	2,761,373	10.14	to	9.65	27,838,808	2.94%	1.70%	to		0.17%
2004	0.95%	to	2.45%	2,157,270	9.97	to	9.63	21,464,980	0.91%	-0.15%	to		-1.66%
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	1.00%			2,205	6.08			13,414	0.00%	-39.17%			(a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	1.55%	17,385	8.44	to	11.66	153,858	1.79%	-46.84%	to		-47.25%
2007	0.95%	to	1.55%	21,426	15.88	to	22.10	360,794	1.97%	1.95%	to		1.39%
2006	0.95%	to	1.75%	26,633	15.58	to	21.64	463,042	2.12%	21.58%	to		20.70%
2005	0.95%	to	1.55%	19,055	12.81	to	12.69	272,309	1.67%	10.99%	to		10.32%
2004	1.10%	to	1.55%	6,001	11.53	to	16.33	90,057	2.03%	15.34%	to	15.06	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	0.95%	to	2.00%	238,492	$8.34	to	7.94	$1,962,480	1.51%	-46.96%	to		-47.61%
2007	0.95%	to	2.30%	401,003	15.73	to	14.99	6,236,278	2.17%	1.72%	to		0.38%
2006	0.95%	to	2.30%	399,195	15.46	to	14.93	6,120,278	1.93%	21.25%	to		19.69%
2005	0.95%	to	2.00%	316,954	12.75	to	12.54	4,021,518	1.54%	10.74%	to		9.64%
2004	0.95%	to	1.90%	119,239	11.51	to	11.44	1,370,721	0.62%	15.15%	to	14.43	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2008	1.40%			2,403	6.30			15,139	0.21%	-36.99%			(a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	1.40%			1,504	6.29			9,456	0.73%	-37.11%			(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2008	1.55%			1,033	6.20			6,405	0.00%	-37.99%			(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%			1,408	6.71			9,455	1.08%	-32.85%			(a) (b)
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	0.95%	to	2.45%	181,123	6.68	to	6.01	1,183,345	0.00%	-47.04%	to		-47.94%
2007	0.95%	to	2.45%	242,695	12.61	to	11.54	2,993,964	0.00%	8.45%	to		6.85%
2006	0.95%	to	2.45%	290,582	11.63	to	10.80	3,325,221	0.00%	2.01%	to		0.50%
2005	0.95%	to	2.45%	359,454	11.40	to	10.74	4,055,386	0.00%	6.71%	to		5.16%
2004	0.95%	to	2.45%	388,541	10.68	to	10.22	4,117,381	0.00%	12.09%	to		10.46%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	1.55%	16,182	10.19	to	8.78	159,218	1.09%	-32.80%	to		-33.29%
2007	0.95%	to	1.55%	39,614	15.17	to	13.16	588,544	1.18%	-7.78%	to		-8.31%
2006	0.95%	to	1.55%	46,188	16.45	to	14.35	744,833	0.46%	16.18%	to		15.54%
2005	0.95%	to	1.75%	44,709	14.16	to	12.31	618,890	0.07%	2.10%	to		1.32%
2004	0.95%	to	1.75%	43,060	13.87	to	12.14	586,761	0.00%	16.18%	to		15.39%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	0.95%	to	2.20%	309,328	9.32	to	8.56	2,806,429	0.86%	-32.94%	to		-33.88%
2007	0.95%	to	2.20%	426,358	13.90	to	12.95	5,794,363	0.94%	-8.12%	to		-9.25%
2006	0.95%	to	2.30%	581,526	15.13	to	14.20	8,621,588	0.22%	15.99%	to		14.47%
2005	0.95%	to	2.30%	589,896	13.04	to	12.41	7,581,428	0.00%	1.81%	to		0.47%
2004	0.95%	to	2.30%	647,848	12.81	to	12.35	8,216,175	0.00%	15.89%	to		14.44%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	1.65%	44,543	10.37	to	9.29	448,152	0.82%	-38.78%	to		-39.29%
2007	0.95%	to	1.65%	49,805	16.94	to	15.29	821,934	0.09%	1.16%	to		0.49%
2006	0.95%	to	1.65%	60,219	16.74	to	15.22	976,486	0.12%	10.98%	to		10.26%
2005	0.95%	to	1.75%	57,587	15.09	to	13.74	842,067	0.00%	11.25%	to		10.43%
2004	0.95%	to	1.75%	60,409	13.56	to	12.44	797,491	0.00%	17.89%	to		17.06%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	0.95%	to	2.10%	276,811	10.48	to	9.68	2,837,537	0.57%	-38.94%	to		-39.73%
2007	0.95%	to	2.10%	355,604	17.16	to	16.06	5,988,270	0.00%	0.92%	to		-0.21%
2006	0.95%	to	2.10%	413,522	17.01	to	16.10	6,919,080	0.05%	10.69%	to		9.47%
2005	0.95%	to	2.10%	488,900	15.36	to	14.71	7,418,169	0.00%	10.94%	to		9.74%
2004	0.95%	to	2.05%	481,110	13.85	to	13.42	6,610,549	0.00%	17.66%	to		16.47%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	0.95%	to	1.40%	5,793	6.61	to	7.63	39,012	1.02%	-42.17%	to		-42.49%
2007	0.95%	to	1.60%	5,948	11.43	to	13.19	70,849	1.00%	6.86%	to		6.22%
2006	1.10%	to	1.60%	2,314	10.68	to	12.42	26,180	0.94%	6.84%	to	6.51	%(a) (b)
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
2008	0.95%	to	1.55%	3,251	5.12	to	5.09	16,613	0.00%	-48.79%	to	-49.05	%(a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.00%	40,233	9.88	to	9.81	396,696	1.99%	-1.20%	to	-1.89	%(a) (b)
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2008	0.95%	to	1.70%	3,048	5.60	to	5.56	16,993	2.52%	-44.02%	to	-44.37	%(a) (b)
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	1.80%	31,830	5.58	to	6.74	181,638	1.25%	-46.46%	to		-47.00%
2007	0.95%	to	1.80%	20,462	10.42	to	12.72	221,991	0.22%	2.07%	to		1.24%
2006	0.95%	to	2.05%	57,725	10.20	to	12.51	612,776	0.12%	2.04%	to	1.31	%(a) (b)
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.20%	26,570	8.62	to	9.80	239,704	1.99%	-40.02%	to		-40.83%
2007	0.95%	to	2.35%	34,139	14.37	to	16.45	518,801	0.10%	6.59%	to		5.14%
2006	0.95%	to	2.35%	37,053	13.48	to	15.64	526,319	0.15%	12.63%	to		11.09%
2005	0.95%	to	1.80%	34,175	11.97	to	14.29	434,178	0.00%	5.84%	to		4.99%
2004	0.95%	to	2.05%	10,971	11.31	to	13.56	132,457	0.00%	13.12%	to	12.33	%(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	0.95%	to	2.60%	945,209	$7.11	to	6.34	$6,572,841	0.00%	-46.18%	to	-47.14%
2007	0.95%	to	2.60%	1,147,953	13.22	to	11.99	14,864,759	0.01%	12.77%	to	10.95%
2006	0.95%	to	2.60%	1,327,283	11.72	to	10.80	15,277,880	0.19%	6.66%	to	4.92%
2005	0.95%	to	2.60%	1,568,318	10.99	to	10.30	16,987,573	0.75%	3.87%	to	2.17%
2004	0.95%	to	2.60%	1,746,466	10.58	to	10.08	18,254,140	0.23%	5.60%	to	3.92%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	1.55%	49,473	9.54	to	13.43	499,279	1.47%	-40.76%	to	-41.20%
2007	0.95%	to	1.55%	45,383	16.11	to	22.84	779,614	1.31%	5.32%	to	4.75%
2006	0.95%	to	1.55%	44,501	15.30	to	21.81	729,149	0.87%	16.57%	to	15.96%
2005	0.95%	to	1.75%	29,188	13.12	to	18.71	422,009	0.60%	13.25%	to	12.42%
2004	0.95%	to	1.75%	14,284	11.59	to	16.64	171,919	0.00%	15.86%	to	15.31	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95%	to	2.20%	525,504	9.43	to	8.90	4,888,798	1.30%	-40.91%	to	-41.74%
2007	0.95%	to	2.45%	686,311	15.96	to	15.13	10,831,474	1.09%	5.05%	to	3.51%
2006	0.95%	to	2.45%	761,024	15.20	to	14.62	11,463,733	0.91%	16.29%	to	14.62%
2005	0.95%	to	2.45%	879,877	13.07	to	12.75	11,434,623	0.68%	12.97%	to	11.34%
2004	0.95%	to	2.45%	436,362	11.57	to	11.45	5,036,591	0.00%	15.69%	to	14.54	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	1.55%	33,904	10.91	to	9.56	361,882	1.58%	-40.76%	to	-41.19%
2007	0.95%	to	1.55%	43,404	18.41	to	16.26	785,425	1.38%	5.30%	to	4.73%
2006	0.95%	to	1.55%	47,987	17.48	to	15.52	826,057	1.01%	16.58%	to	15.96%
2005	0.95%	to	1.55%	51,252	15.00	to	13.39	758,088	1.00%	13.22%	to	12.62%
2004	0.95%	to	1.55%	55,720	13.25	to	11.89	729,261	1.35%	18.03%	to	17.45%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	0.95%	to	2.10%	356,893	10.75	to	9.93	3,753,280	1.30%	-40.90%	to	-41.66%
2007	0.95%	to	2.10%	431,990	18.18	to	17.02	7,710,501	1.25%	5.07%	to	3.91%
2006	0.95%	to	2.20%	538,871	17.30	to	16.30	9,182,101	0.90%	16.25%	to	14.87%
2005	0.95%	to	2.20%	643,114	14.88	to	14.19	9,463,471	0.85%	12.98%	to	11.63%
2004	0.95%	to	2.20%	764,881	13.17	to	12.71	9,987,023	1.31%	17.75%	to	16.39%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	1.55%	48,947	2.01	to	1.98	98,043	7.38%	-79.09%	to	-79.28%
2007	0.95%	to	1.55%	28,659	9.60	to	9.56	274,906	0.00%	-4.00%	to	-4.40	%(a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.65%	83,236	2.93	to	2.79	241,678	8.16%	-78.88%	to	-79.09%
2007	0.95%	to	1.65%	111,717	13.88	to	13.37	1,538,523	8.33%	-1.06%	to	-1.73%
2006	0.95%	to	1.65%	152,574	14.03	to	13.60	2,126,479	7.19%	8.39%	to	7.65%
2005	0.95%	to	1.65%	154,663	12.94	to	12.63	1,991,825	6.26%	1.34%	to	0.66%
2004	0.95%	to	1.75%	153,260	12.77	to	12.52	1,949,978	5.81%	7.93%	to	7.12%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	1.55%	50,851	10.57	to	10.17	532,380	0.50%	-38.42%	to	-38.88%
2007	0.95%	to	1.55%	52,970	17.17	to	16.64	902,144	0.36%	-2.15%	to	-2.71%
2006	0.95%	to	1.65%	60,225	17.54	to	17.02	1,050,662	0.15%	13.91%	to	13.18%
2005	0.95%	to	1.65%	58,089	15.40	to	15.04	890,665	0.00%	8.88%	to	8.18%
2004	0.95%	to	1.65%	59,126	14.15	to	13.90	833,668	0.00%	18.29%	to	17.57%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	0.95%	to	1.80%	43,562	6.00	to	7.90	283,949	0.31%	-38.59%	to	-39.20%
2007	0.95%	to	2.05%	58,304	9.78	to	12.91	612,125	0.13%	-2.33%	to	-3.38%
2006	0.95%	to	1.80%	26,424	10.01	to	13.42	280,075	0.00%	0.11%	to	-0.43	%(a) (b)
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	0.95%	to	2.25%	910,823	8.27	to	7.55	7,362,822	1.35%	-39.21%	to	-40.08%
2007	0.95%	to	2.45%	1,219,313	13.60	to	12.45	16,243,771	0.87%	3.16%	to	1.64%
2006	0.95%	to	2.45%	1,385,272	13.19	to	12.25	17,947,530	0.98%	13.67%	to	12.01%
2005	0.95%	to	2.45%	1,540,005	11.60	to	10.94	17,621,199	1.17%	4.74%	to	3.19%
2004	0.95%	to	2.45%	1,636,694	11.08	to	10.60	17,941,496	0.68%	8.11%	to	6.55%
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	0.95%	to	2.30%	1,202,860	13.00	to	11.85	15,311,582	5.05%	-15.30%	to	-16.45%
2007	0.95%	to	2.30%	1,376,792	15.35	to	14.19	20,735,994	3.33%	8.51%	to	7.06%
2006	0.95%	to	2.30%	1,404,214	14.14	to	13.25	19,541,636	4.14%	6.22%	to	4.79%
2005	0.95%	to	2.30%	1,564,648	13.32	to	12.64	20,572,689	4.14%	1.51%	to	0.16%
2004	0.95%	to	2.20%	1,419,627	13.12	to	12.66	18,439,937	4.76%	7.40%	to	6.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	0.95%	to	2.15%	44,660	$9.19	to	8.36	$400,489	2.27%	-39.28%	to	-40.12%
2007	0.95%	to	2.30%	59,863	15.13	to	13.85	886,987	1.34%	-6.94%	to	-8.17%
2006	0.95%	to	2.30%	64,212	16.26	to	15.08	1,026,524	1.45%	14.81%	to	13.30%
2005	0.95%	to	2.30%	69,841	14.16	to	13.31	976,101	1.53%	4.23%	to	2.85%
2004	0.95%	to	2.15%	61,063	13.59	to	12.99	821,625	1.34%	10.06%	to	8.81%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	0.95%	to	1.55%	24,176	9.98	to	9.60	238,682	2.54%	-44.48%	to	-44.90%
2007	0.95%	to	1.70%	38,245	17.98	to	17.28	679,135	3.20%	7.33%	to	6.60%
2006	0.95%	to	1.70%	32,370	16.75	to	16.21	537,136	0.61%	26.51%	to	25.66%
2005	0.95%	to	1.70%	34,163	13.24	to	12.90	449,421	1.28%	11.13%	to	10.37%
2004	0.95%	to	1.70%	44,398	11.92	to	11.69	526,429	1.99%	15.09%	to	14.32%
Putnam VT - Small Cap Value Fund - Class IB (PVTSCB)
2008	0.95%	to	1.50%	24,978	9.20	to	8.87	227,344	1.48%	-39.94%	to	-40.27%
2007	0.95%	to	1.50%	28,244	15.32	to	14.85	428,659	0.62%	-13.55%	to	-14.04%
2006	0.95%	to	1.65%	34,169	17.72	to	17.18	600,850	0.34%	16.18%	to	15.43%
2005	0.95%	to	1.50%	34,690	15.25	to	14.95	525,776	0.17%	6.02%	to	5.43%
2004	0.95%	to	1.50%	33,428	14.38	to	14.18	478,686	0.31%	25.02%	to	24.32%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	0.95%	to	2.25%	55,966	7.54	to	6.91	414,502	0.00%	-37.63%	to	-38.51%
2007	0.95%	to	2.25%	70,960	12.09	to	11.25	842,948	0.00%	4.51%	to	3.17%
2006	0.95%	to	2.25%	80,396	11.57	to	10.90	917,188	0.11%	4.44%	to	3.09%
2005	0.95%	to	2.25%	87,931	11.08	to	10.57	963,628	0.68%	4.69%	to	3.34%
2004	0.95%	to	2.25%	94,158	10.58	to	10.23	989,007	0.23%	4.03%	to	2.72%
RidgeWorth VT - Large Cap Core Equity Fund (STVGI)
2008	0.95%	to	1.45%	2,608	11.44	to	11.09	29,393	1.01%	-38.49%	to	-38.81%
2007	0.95%	to	1.80%	3,573	18.61	to	17.79	65,001	1.20%	-0.18%	to	-1.04%
2006	0.95%	to	1.80%	3,919	18.64	to	17.97	71,740	1.21%	15.09%	to	14.11%
2005	0.95%	to	1.80%	4,035	16.20	to	15.75	64,473	0.91%	7.99%	to	7.07%
2004	0.95%	to	1.80%	4,514	15.00	to	14.71	67,120	1.00%	13.22%	to	12.24%
RidgeWorth VT - Large Cap Growth Stock Fund (STVCA)
2008	1.10%	to	1.85%	2,620	9.00	to	8.59	23,038	0.20%	-41.33%	to	-41.78%
2007	1.45%	to	1.85%	7,424	15.07	to	14.75	110,658	0.29%	13.60%	to	13.13%
2006	0.95%	to	1.85%	21,833	13.55	to	13.04	289,474	0.28%	9.78%	to	8.78%
2005	0.95%	to	1.85%	23,224	12.34	to	11.98	281,902	0.14%	-1.84%	to	-2.73%
2004	0.95%	to	1.85%	23,732	12.57	to	12.32	294,980	0.25%	5.74%	to	4.78%
RidgeWorth VT - Large Cap Value Equity Fund (STVVIS)
2008	1.10%	to	1.90%	5,137	12.77	to	12.16	64,302	2.03%	-33.53%	to	-34.13%
2007	1.10%	to	1.90%	7,427	19.20	to	18.46	139,317	1.29%	2.41%	to	1.64%
2006	0.95%	to	1.90%	15,461	18.87	to	18.17	285,683	1.40%	21.30%	to	20.21%
2005	0.95%	to	1.90%	17,455	15.56	to	15.11	267,277	1.56%	2.77%	to	1.83%
2004	0.95%	to	1.90%	19,347	15.14	to	14.84	289,809	1.75%	14.20%	to	13.20%
RidgeWorth VT - Mid Cap Core Equity Fund (STVMCE)
2008	0.95%	to	1.85%	2,229	11.63	to	10.99	25,112	0.58%	-41.22%	to	-41.76%
2007	0.95%	to	1.85%	4,471	19.79	to	18.87	85,458	0.19%	4.18%	to	3.23%
2006	0.95%	to	1.85%	9,935	19.00	to	18.28	184,726	0.38%	9.67%	to	8.68%
2005	0.95%	to	1.85%	10,525	17.32	to	16.82	179,338	0.45%	13.24%	to	12.21%
2004	0.95%	to	1.85%	11,875	15.30	to	14.99	179,646	0.79%	15.71%	to	14.66%
RidgeWorth VT - Small Cap Value Equity Fund (STVSCV)
2008	0.95%	to	1.40%	4,565	15.62	to	15.23	70,692	1.68%	-33.78%	to	-34.15%
2007	0.95%	to	1.40%	4,598	23.59	to	23.13	107,713	0.85%	1.58%	to	1.17%
2006	0.95%	to	1.40%	5,093	23.22	to	22.86	117,680	0.44%	15.00%	to	14.57%
2005	0.95%	to	1.40%	5,562	20.19	to	19.95	111,810	0.44%	10.84%	to	10.42%
2004	0.95%	to	1.40%	5,605	18.22	to	18.07	101,799	0.22%	23.01%	to	22.59%
STI Classic Variable Trust - International Equity Fund (STVIE)
2006	0.95%	to	1.10%	112	23.35	to	23.20	2,608	0.66%	23.30%	to	23.12%
2005	0.95%	to	1.10%	566	18.94	to	18.84	10,673	1.57%	11.89%	to	11.72%
2004	0.95%	to	1.10%	1,409	16.92	to	16.87	23,770	2.96%	18.21%	to	18.03%
STI Classic Variable Trust - Investment Grade Bond Fund (STVIGB)
2006	1.55%			630	11.07			6,976	4.33%	2.72%
2005	1.55%			630	10.78			6,791	3.91%	0.63%
2004	1.55%			630	10.71			6,749	4.50%	2.56%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	1.55%	29,659	$8.05	to	5.83	$218,296	0.76%	-35.05%	to	-35.49%
2007	0.95%	to	1.55%	33,739	12.39	to	9.04	387,061	0.54%	6.76%	to	6.16%
2006	0.95%	to	1.55%	38,573	11.61	to	8.51	413,707	0.11%	8.17%	to	7.54%
2005	0.95%	to	1.55%	41,096	10.73	to	7.92	409,848	0.00%	2.63%	to	2.04%
2004	0.95%	to	1.55%	43,895	10.46	to	7.76	424,838	0.48%	5.20%	to	4.63%
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	0.95%	to	2.30%	328,511	5.88	to	5.35	1,882,927	0.20%	-49.60%	to	-50.34%
2007	0.95%	to	2.45%	451,594	11.67	to	10.68	5,143,597	0.00%	15.53%	to	13.82%
2006	0.95%	to	2.45%	517,589	10.10	to	9.38	5,121,527	0.00%	1.65%	to	0.15%
2005	0.95%	to	2.45%	560,959	9.94	to	9.37	5,485,137	0.01%	6.62%	to	5.04%
2004	0.95%	to	2.45%	672,641	9.32	to	8.92	6,189,617	0.00%	5.76%	to	4.21%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	0.95%	to	2.30%	930,104	8.86	to	8.07	8,056,470	2.44%	-36.41%	to	-37.36%
2007	0.95%	to	2.45%	1,284,613	13.94	to	12.76	17,539,374	1.73%	-3.26%	to	-4.68%
2006	0.95%	to	2.45%	1,520,299	14.41	to	13.39	21,527,980	1.29%	14.95%	to	13.26%
2005	0.95%	to	2.45%	1,726,728	12.53	to	11.82	21,358,501	0.95%	3.12%	to	1.61%
2004	0.95%	to	2.45%	1,737,181	12.15	to	11.64	20,902,268	0.72%	16.31%	to	14.66%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	0.95%	to	2.15%	136,564	10.21	to	9.54	1,378,702	4.77%	-11.31%	to	-12.40%
2007	0.95%	to	2.15%	171,376	11.52	to	10.89	1,945,108	4.27%	4.21%	to	2.97%
2006	0.95%	to	2.15%	200,767	11.05	to	10.57	2,191,757	4.03%	2.58%	to	1.35%
2005	0.95%	to	2.15%	216,760	10.77	to	10.43	2,315,489	3.70%	2.95%	to	1.72%
2004	0.95%	to	2.15%	110,871	10.46	to	10.26	1,155,479	5.10%	3.08%	to	1.85%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95%	to	2.10%	130,116	13.69	to	13.57	1,782,289	2.72%	-38.64%	to	-39.46%
2007	0.95%	to	2.30%	177,081	22.32	to	22.19	3,981,623	0.92%	-18.06%	to	-19.14%
2006	0.95%	to	2.30%	266,611	27.24	to	27.44	7,370,089	0.85%	36.36%	to	34.66%
2005	0.95%	to	2.30%	211,373	19.97	to	20.38	4,301,409	1.24%	15.65%	to	14.19%
2004	0.95%	to	2.30%	219,601	17.27	to	17.85	3,871,141	1.38%	34.78%	to	33.09%

2008	Reserves for annuity contracts in payout phase:							444,798
2008	Contract owners’ equity							$774,814,980
2007	Reserves for annuity contracts in payout phase:							634,445
2007	Contract owners’ equity							$1,498,536,209
2006	Reserves for annuity contracts in payout phase:							656,017
2006	Contract owners’ equity							$1,663,719,593
2005	Reserves for annuity contracts in payout phase:							785,677
2005	Contract owners’ equity							$1,792,285,677
2004	Reserves for annuity contracts in payout phase:							388,543
2004	Contract owners’ equity							$1,918,111,618
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009